Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	CDW Corp
Entity Central Index Key	0001402057
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar 31, 2013
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 147.1	$ 37.9	$ 99.9
Accounts receivable, net of allowance for doubtful accounts	1,264.5	1,285	1,273
Merchandise inventory	358.4	314.6	321.7
Miscellaneous receivables	151.5	148.5	143.6
Deferred income taxes	13.1	14.1	24.6
Prepaid expenses and other	51.5	34.6	34.7
Total current assets	1,986.1	1,834.7	1,897.5
Property and equipment, net	134	142.7	154.3
Goodwill	2,208.5	2,209.3	2,208.4
Other intangible assets, net	1,443.6	1,478.5	1,636
Deferred financing costs, net	49.3	53.2	68.5
Other assets	1.2	1.6	3
Total assets	5,822.7	5,720	5,967.7
Current Liabilities:
Accounts payable-trade	642.1	518.6	517.8
Accounts payable-inventory financing	252.9	249.2	278.7
Current maturities of long-term debt	0	40	201
Deferred revenue	66	57.8	45.9
Accrued expenses:
Compensation	86.6	99.4	106.6
Interest	104.8	50.7	54.9
Sales taxes	22.6	22.6	23.1
Advertising	27.1	33.9	38.8
Accrued Income Taxes, Current	17.5	0.2
Other Accrued Liabilities, Current	93.3	95.8
Other Current Liabilities, Including Income Taxes, Current		96	92.6
Total current liabilities	1,312.9	1,168.2	1,359.4
Long-term liabilities:
Debt	3,680.8	3,731	3,865
Deferred income taxes	609	624.3	692
Accrued interest	6.9	8	13
Other liabilities	49.3	52	45.6
Total long-term liabilities	4,346	4,415.3	4,615.6
Commitments and contingencies
Shareholders' deficit:
Common shares	1.4	1.4	1.4
Paid-in capital	2,209.2	2,207.7	2,184.7
Accumulated deficit	(2,044.8)	(2,073)	(2,191.3)
Accumulated other comprehensive loss	(2)	0.4	(2.1)
Total shareholders' deficit	163.8	136.5	(7.3)
Total liabilities and shareholders' deficit	$ 5,822.7	$ 5,720	$ 5,967.7

Consolidated Balance Sheets Parenthetical (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 5.4	$ 5.4	$ 5.4
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	286.1	286.1	286.1
Common Stock, Shares, Issued	145.2	145.2	144.9
Common Stock, Shares, Outstanding	145.1	145.1	144.8

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 2,411.7	$ 2,319.2	$ 10,128.2	$ 9,602.4	$ 8,801.2
Cost of sales	2,009.7	1,934.6	8,458.6	8,018.9	7,410.4
Gross profit	402	384.6	1,669.6	1,583.5	1,390.8
Selling and administrative expenses	251.5	251.6	1,029.5	990.1	932.1
Advertising expense	30.4	29.4	129.5	122.7	106
Income (loss) from operations	120.1	103.6	510.6	470.7	352.7
Interest expense, net	(72.1)	(78.9)	(307.4)	(324.2)	(391.9)
Net (loss) gain on extinguishments of long-term debt	(3.9)	(9.4)	(17.2)	(118.9)	2
Other income, net	0.4	(0.2)	0.1	0.7	0.2
Income (loss) before income taxes	44.5	15.1	186.1	28.3	(37)
Income tax (expense) benefit	(16.2)	(4.2)	(67.1)	(11.2)	7.8
Net income (loss)	$ 28.3	$ 10.9	$ 119	$ 17.1	$ (29.2)
Basic	$ 0.19	$ 0.08	$ 0.82	$ 0.12	$ (0.2)
Diluted	$ 0.19	$ 0.07	$ 0.82	$ 0.12	$ (0.2)
Weighted-average number of common shares outstanding, basic	145.2	145	145.1	144.8	144.4
Weighted-average number of common shares outstanding, diluted	146.1	145.8	145.8	144.9	144.4

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 28.3	$ 10.9	$ 119	$ 17.1	$ (29.2)
Change in unrealized loss on interest rate swap agreements, net of tax			0	0	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax			0	1.9	47.3
Foreign currency translation adjustment	(2.4)	1.9	2.5	(1.8)	3.9
Other Comprehensive Income (Loss), Net of Tax	(2.4)	1.9	2.5	0.1	19.1
Comprehensive income (loss)	$ 25.9	$ 12.8	$ 121.5	$ 17.2	$ (10.1)

Consolidated Statement Of Shareholders' (Deficit) Equity (USD $) In Millions	Total	Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at at Dec. 31, 2009	$ (44.7)	$ 1.4	$ 2,154	$ (2,178.8)	$ (21.3)
Equity-based compensation expense	11.5	0	11.5	0	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(0.2)	0	(0.2)	0	0
Net income (loss)	(29.2)	0	0	(29.2)	0
Change in unrealized loss on interest rate swap agreements, net of tax	(32.1)	0	0	0	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	47.3	0	0	0	47.3
Foreign currency translation adjustment	3.9	0	0	0	3.9
Balance at at Dec. 31, 2010	(43.5)	1.4	2,165.3	(2,208)	(2.2)
Equity-based compensation expense	19.5	0	19.5	0	0
Investment from CDW Holdings LLC	1	0	1	0	0
Repurchase of common shares	(0.4)	0	0	(0.4)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(1.1)	0	(1.1)	0	0
Net income (loss)	17.1	0	0	17.1	0
Change in unrealized loss on interest rate swap agreements, net of tax	0
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	1.9	0	0	0	1.9
Foreign currency translation adjustment	(1.8)	0	0	0	(1.8)
Balance at at Dec. 31, 2011	(7.3)	1.4	2,184.7	(2,191.3)	(2.1)
Equity-based compensation expense	22.1	0	22.1	0	0
Investment from CDW Holdings LLC	2.8	0	2.8	0	0
Repurchase of common shares	(0.7)	0	0	(0.7)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(1.4)	0	(1.4)	0	0
MPK Coworker Incentive Plan II units withheld for taxes	(0.5)	0	(0.5)	0	0
Net income (loss)	119	0	0	119	0
Change in unrealized loss on interest rate swap agreements, net of tax	0
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	0
Foreign currency translation adjustment	2.5	0	0	0	2.5
Balance at at Dec. 31, 2012	136.5	1.4	2,207.7	(2,073)	0.4
Equity-based compensation expense	1.9	0	1.9	0	0
Repurchase of common shares	(0.1)	0	0	(0.1)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(0.3)	0	(0.3)	0	0
MPK Coworker Incentive Plan II units withheld for taxes	(0.1)	0	(0.1)	0	0
Net income (loss)	28.3	0	0	28.3	0
Foreign currency translation adjustment	(2.4)	0	0	0	(2.4)
Balance at at Mar. 31, 2013	$ 163.8	$ 1.4	$ 2,209.2	$ (2,044.8)	$ (2)

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 28.3	$ 10.9	$ 119	$ 17.1	$ (29.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	52	52.5	210.2	204.9	209.4
Equity-based compensation expense	1.9	5.7	22.1	19.5	11.5
Deferred income taxes	(14.1)	(16.6)	(56.3)	(10.2)	(4.3)
Allowance for doubtful accounts	0	0.4	0	0.4	(1.3)
Amortization of deferred financing costs	3	5.2	13.6	15.7	18
Net loss (gain) on extinguishments of long-term debt	3.9	9.4	17.2	118.9	(2)
Realized loss on interest rate swap agreements			0	2.8	51.5
Mark to market loss on interest rate derivatives			0.9	4.2	4.7
Net loss (gain) on sale and disposals of assets			0.1	0.3	0.7
Other	0	0.7	0	(0.6)	(0.6)
Changes in assets and liabilities:
Accounts receivable	18.8	160.9	(10.4)	(183.4)	(81.5)
Merchandise inventory	(43.9)	(25)	7.1	(29)	(34.9)
Other assets	(19.6)	(22.3)	(3.8)	50.3	(61.9)
Accounts payable-trade	124.2	3	0.8	(19.8)	269.3
Other current liabilities	57.6	39.7	(2.1)	39.6	77.8
Long-term liabilities	(4.1)	(1.5)	(1)	(16)	(3.5)
Net cash provided by operating activities	208	223	317.4	214.7	423.7
Cash flows from investing activities:
Capital expenditures	(8.8)	(8.3)	(41.4)	(45.7)	(41.5)
Cash settlements on interest rate swap agreements			0	(6.6)	(78.2)
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Proceeds from sale of assets and other			0	0	0.2
Net cash used in investing activities	(8.8)	(8.3)	(41.7)	(56)	(125.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	0	148	289	1,295	770.8
Repayments of borrowings under revolving credit facility	0	(148)	(289)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40)	(201)	(201)	(132)	(16.5)
Proceeds from issuance of long-term debt	0	135.7	135.7	1,175	500
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175)	(518.6)
Payments of debt financing costs	0	(1.9)	(2.1)	(26.3)	(14.3)
Investment from CDW Holdings LLC			2.8	1	0
Net change in accounts payable-inventory financing	3.7	(74)	(29.5)	250.5	3.2
Repurchase of common shares	(0.1)	(0.3)	(0.7)	(0.4)	0
Principal payments under capital lease obligations			0	0	(0.6)
Net cash used in financing activities	(89.5)	(278.4)	(338)	(95.4)	(350.1)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	109.2	(63.4)	(62)	63.3	(51.4)
Cash and cash equivalents - beginning of period	37.9	99.9	99.9	36.6	88
Cash and cash equivalents - end of period	147.1	36.5	37.9	99.9	36.6
Supplementary disclosure of cash flow information:
Interest paid, including cash settlements on interest rate swap agreements	(16.2)	(16.3)	(302.7)	(332.9)	(377)
Taxes refunded (paid), net	(1.7)	(0.3)	(123.2)	20.9	(48)
Non-cash investing and financing activities:
Capital expenditures accrued in accounts payable-trade			$ 0.5	$ 1.1	$ 0

Description Of Business And Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies
Description of Business
CDW is a Fortune 500 company and a leading provider of integrated information technology (“IT”) solutions to small, medium and large business, government, education and healthcare customers in the U.S. and Canada. The Company's offerings range from discrete hardware and software products to integrated IT solutions such as mobility, security, data center optimization, cloud computing, virtualization and collaboration.
Basis of Presentation
The accompanying unaudited interim consolidated financial statements as of March 31, 2013 and for the three months ended March 31, 2013 and 2012 ("consolidated financial statements") have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial statements. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted pursuant to such rules and regulations. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 ("December 31, 2012 financial statements"). The significant accounting policies used in preparing these consolidated financial statements were applied on a basis consistent with those reflected in the December 31, 2012 financial statements, except as disclosed in Note 2. In the opinion of management, the consolidated financial statements contain all adjustments (consisting of a normal, recurring nature) necessary to present fairly the Company's financial position, results of operations, comprehensive income, cash flows and changes in shareholders' equity as of the dates and for the periods indicated. The unaudited consolidated statements of operations for such interim periods reported are not necessarily indicative of results for the full year.
CDW Corporation ("Parent") is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, L.L.C., certain other co-investors and certain members of CDW management.
Parent has two 100% owned subsidiaries, CDW LLC and CDW Finance Corporation. CDW LLC is an Illinois limited liability company that, together with its 100% owned subsidiaries, holds all material assets and conducts all business activities and operations. CDW Finance Corporation is a Delaware corporation formed for the sole purpose of acting as co-issuer of certain debt obligations as described in Note 10 and does not hold any material assets or engage in any business activities or operations.
Throughout this report, the terms “the Company” and “CDW” refer to Parent and its 100% owned subsidiaries.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
The notes to the consolidated financial statements contained in the December 31, 2012 financial statements include an additional discussion of the significant accounting policies and estimates used in the preparation of the Company's consolidated financial statements. There have been no material changes to the Company's significant accounting policies and estimates during the three months ended March 31, 2013.
Reclassifications
Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.
Registration Statement on Form S-1
On March 22, 2013, the Company filed a Registration Statement on Form S-1 with the SEC relating to the proposed initial public offering of its common shares. The number of shares to be offered and the price range for the offering have not yet been determined. The Company makes no assurances that the Registration Statement on Form S-1 will be declared effective or that the proposed transaction will be consummated.

Description of Business and Summary of Significant Accounting Policies
Description of Business
CDW is a Fortune 500 company and a leading provider of integrated information technology (“IT”) solutions to small, medium and large business, government, education and healthcare customers in the U.S. and Canada. The Company's offerings range from discrete hardware and software products to integrated IT solutions such as mobility, security, data center optimization, cloud computing, virtualization and collaboration.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
On October 12, 2007, CDW Corporation, an Illinois corporation, was acquired through a merger transaction by an entity controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners L.L.C. (the “Acquisition”). CDW Corporation continued as the surviving corporation and same legal entity after the Acquisition, but became a wholly owned subsidiary of VH Holdings, Inc., a Delaware corporation.
On December 31, 2009, CDW Corporation merged into CDWC LLC, an Illinois limited liability company owned by VH Holdings, Inc., with CDWC LLC as the surviving entity. This change had no impact on the operations or management of the Company. On December 31, 2009, CDWC LLC was renamed CDW LLC (“CDW LLC”). On August 17, 2010, VH Holdings, Inc. was renamed CDW Corporation (“Parent”).
Parent is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners L.L.C. (the “Equity Sponsors”), certain other co-investors and certain members of CDW management.
On August 6, 2010, CDW Finance Corporation, a Delaware corporation, was formed for the sole purpose of acting as a co-issuer of certain debt obligations as described in Note 7. CDW Finance Corporation is 100% owned by Parent and does not hold any material assets or engage in any business activities or operations.
Throughout this report, the terms “the Company” and “CDW” refer to Parent and its 100% owned subsidiaries.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
Reclassifications
Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.
Cash and Cash Equivalents
Cash and cash equivalents include all deposits in banks and short-term (original maturities of three months or less), highly liquid investments that are readily convertible to known amounts of cash and are so near maturity that there is insignificant risk of changes in value due to interest rate changes.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and typically do not bear interest. The Company provides allowances for doubtful accounts related to accounts receivable for estimated losses resulting from the inability of its customers to make required payments. The Company takes into consideration the overall quality of the receivable portfolio along with specifically identified customer risks.
Merchandise Inventory
Inventory is valued at the lower of cost or market value. Cost is determined using a weighted-average cost method. Price protection is recorded when earned as a reduction to the cost of inventory. The Company decreases the value of inventory for estimated obsolescence equal to the difference between the cost of inventory and the estimated market value, based upon an aging analysis of the inventory on hand, specifically known inventory-related risks, and assumptions about future demand and market conditions.
Miscellaneous Receivables
Miscellaneous receivables generally consist of amounts due from vendors. The Company receives incentives from vendors related to cooperative advertising allowances, volume rebates, bid programs, price protection and other programs. These incentives generally relate to written vendor agreements with specified performance requirements and are recorded as adjustments to cost of sales or inventory, depending on the nature of the incentive.
Property and Equipment
Property and equipment are stated at cost. The Company calculates depreciation expense using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of their useful lives or the initial lease term. Expenditures for major renewals and improvements that extend the useful life of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years

The Company has asset retirement obligations associated with commitments to return property subject to operating leases to original condition upon lease termination. The Company’s asset retirement liability was $0.5 million as of December 31, 2012 and 2011.
Goodwill and Other Intangible Assets
The Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The annual test for impairment is conducted as of December 1. The Company’s reporting units used to assess potential goodwill impairment are the same as its operating segments. The Company has the option of performing a qualitative assessment of a reporting unit's fair value from the last quantitative assessment or performing a quantitative assessment by comparing a reporting unit's estimated fair value to its carrying amount. Under the quantitative assessment, testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company’s fair value in an orderly transaction between market participants. This assessment uses significant accounting judgments, estimates and assumptions. Any changes in the judgments, estimates or assumptions used could produce significantly different results. During the years ended December 31, 2012, 2011 and 2010, the Company recorded no goodwill impairment charges. See Note 4 for more information on the Company’s evaluations of goodwill for impairment.
Intangible assets with determinable lives are amortized on a straight-line basis over their respective estimated useful lives. The cost of computer software developed or obtained for internal use is capitalized and amortized on a straight-line basis over the estimated useful life of the software. These intangible assets are reviewed for impairment when indicators are present using undiscounted cash flows. The Company uses the undiscounted cash flows, excluding interest charges, to assess the recoverability of the carrying value of such assets. To the extent carrying value exceeds the undiscounted cash flows, an impairment loss is recorded based upon the excess of the carrying value over fair value. In addition, each quarter the Company evaluates whether events and circumstances warrant a revision to the remaining estimated useful life of each of these intangible assets. If the Company were to determine that a change to the remaining estimated useful life of an intangible asset was necessary, then the remaining carrying amount of the intangible asset would be amortized prospectively over that revised remaining useful life. During the years ended December 31, 2012, 2011 and 2010, no impairment existed with respect to the Company’s intangible assets with determinable lives and no significant changes to the remaining useful lives were necessary. The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	3 to 5 years
Other	1 to 10 years

Deferred Financing Costs
Deferred financing costs, such as underwriting, financial advisory, professional fees and other similar fees are capitalized and recognized in interest expense over the estimated life of the related debt instrument using the effective interest method or straight-line method, as applicable.
Derivatives
The Company has entered into interest rate cap and swap agreements for the purpose of economically hedging its exposure to fluctuations in interest rates. These derivatives are recorded at fair value in the Company’s consolidated balance sheets.
For the Company’s interest rate swap agreements designated as cash flow hedges of interest rate risk, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company’s consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company’s consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. In the Company’s consolidated statements of cash flows, hedge activities are classified according to the nature of the derivative.
For the Company’s interest rate swap and cap agreements not designated as cash flow hedges of interest rate risk, changes in fair value of the derivatives are recorded directly to interest expense, net in the Company’s consolidated statements of operations.
Fair Value Measurements
Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 – observable inputs such as quoted prices for identical instruments traded in active markets.
Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.
Accumulated Other Comprehensive Income (Loss)
Unrealized gains or losses on derivatives designated as cash flow hedges and foreign currency translation adjustments are included in shareholders’ equity (deficit) under accumulated other comprehensive income (loss).
The components of accumulated other comprehensive income (loss) are as follows:

(in millions)	December 31,
	2012	2011	2010
Unrealized loss on interest rate swap agreements, net of taxes of $0, $0 and $0.9, respectively	$—	$—	$(1.9)
Foreign currency translation adjustment	0.4	(2.1)	(0.3)
Accumulated other comprehensive income (loss)	$0.4	$(2.1)	$(2.2)
Revenue Recognition
The Company is a primary distribution channel for a large group of vendors and suppliers, including original equipment manufacturers (“OEMs”), software publishers and wholesale distributors. The Company records revenue from sales transactions when title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, delivery has occurred and/or services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured. The Company's shipping terms typically specify F.O.B. destination, at which time title and risk of loss have passed to the customer.
Revenues from the sales of hardware products or software products and licenses are generally recognized on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recorded as cost of sales. These items can be delivered to customers in a variety of ways, including (i) as physical product shipped from the Company's warehouse, (ii) via drop-shipment by the vendor or supplier, or (iii) via electronic delivery for software licenses. At the time of sale, the Company records an estimate for sales returns and allowances based on historical experience. The Company's vendor partners warrant most of the products the Company sells.
The Company leverages drop-shipment arrangements with many of its vendors and suppliers to deliver products to its customers without having to physically hold the inventory at its warehouses, thereby increasing efficiency and reducing costs. The Company recognizes revenue for drop-shipment arrangements on a gross basis upon delivery to the customer with contract terms that typically specify F.O.B. destination.
Revenue from professional services is either recognized as incurred for services billed at an hourly rate or recognized using a proportional performance model for services provided at a fixed fee. Revenue from Software as a Service arrangements, Infrastructure as a Service arrangements, and data center services, including internet connectivity, web hosting, server co-location and managed services, is recognized over the period service is provided.
The Company also sells certain products for which it acts as an agent. Products in this category include the sale of third-party services, warranties, software assurance (“SA”) or third-party hosted Software as a Service and Infrastructure as a Service arrangements. SA is a product that allows customers to upgrade, at no additional cost, to the latest technology if new applications are introduced during the period that the SA is in effect. These sales do not meet the criteria for gross sales recognition, and thus are recognized on a net basis at the time of sale. Under net sales recognition, the cost paid to the vendor or third-party service provider is recorded as a reduction to sales, resulting in net sales being equal to the gross profit on the transaction.
The Company's larger customers are offered the opportunity by certain of its vendors to purchase software licenses and SA under enterprise agreements (“EAs”). Under EAs, customers are considered to be compliant with applicable license requirements for the ensuing year, regardless of changes to their employee base. Customers are charged an annual true-up fee for changes in the number of users over the year. With most EAs, the Company's vendors will transfer the license and bill the customer directly, paying resellers such as the Company an agency fee or commission on these sales. The Company records these fees as a component of net sales as earned and there is no corresponding cost of sales amount. In certain instances, the Company bills the customer directly under an EA and accounts for the individual items sold based on the nature of the item. The Company's vendors typically dictate how the EA will be sold to the customer.
From time to time, the Company sells some of its products and services as part of bundled contract arrangements containing multiple deliverables, which may include a combination of products and services. For each deliverable that represents a separate unit of accounting, revenue is allocated based upon the relative selling prices of each element as determined by the Company's selling price for the deliverable when it is sold on a stand-alone basis.
The Company records freight billed to its customers as net sales and the related freight costs as a cost of sales.
Deferred revenue includes (1) payments received from customers in advance of providing the product or performing services, and (2) amounts deferred if other conditions of revenue recognition have not been met.
The Company performs an analysis of the estimated number of days of sales in-transit to customers at the end of each period based on a weighted-average analysis of commercial delivery terms that includes drop-shipment arrangements. This analysis is the basis upon which the Company estimates the amount of sales in-transit at the end of the period and adjusts revenue and the related costs to reflect only what has been received by the customer. Changes in delivery patterns may result in a different number of business days used in making this adjustment and could have a material impact on the Company's revenue recognition for the period.
Sales Taxes
Sales tax amounts collected from customers for remittance to governmental authorities are presented on a net basis in the Company’s consolidated statements of operations.
Advertising
Advertising costs are generally charged to expense in the period incurred. Cooperative reimbursements from vendors are recorded in the period the related advertising expenditure is incurred. The Company classifies vendor consideration as a reduction of cost of sales.
Equity-Based Compensation
The Company measures all equity-based payments using a fair-value-based method and records compensation expense over the requisite service period in its consolidated financial statements. Forfeiture rates have been developed based upon historical experience.
Interest Expense
Interest expense is typically recognized in the period incurred at the applicable interest rate in effect. For increasing-rate debt, the Company determines the periodic interest cost using the effective interest method over the estimated outstanding term of the debt. The difference between interest expense recorded and cash interest paid is reflected as short-term or long-term accrued interest in the Company’s consolidated balance sheets.
Foreign Currency Translation
The Company’s functional currency is the U.S. dollar. The functional currency of the Company’s Canadian subsidiary is the local currency, the Canadian dollar. Assets and liabilities of this subsidiary are translated at the spot rate in effect at the applicable reporting date and the consolidated results of operations are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as accumulated other comprehensive income (loss), which is reflected as a separate component of shareholders’ equity (deficit).
Income Taxes
Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company performs an evaluation of the realizability of deferred tax assets on a quarterly basis. This evaluation requires its use of estimates and assumptions and considers all positive and negative evidence and factors, such as the scheduled reversal of temporary differences, the mix of earnings in the jurisdictions in which the Company operates, and prudent and feasible tax planning strategies.

The Company accounts for unrecognized tax benefits based upon its assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company reports a liability for unrecognized tax benefits resulting from unrecognized tax benefits taken or expected to be taken in a tax return and recognizes interest and penalties, if any, related to its unrecognized tax benefits in income tax expense.

Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recent Accounting Pronouncements
Disclosure of the Effects of Reclassifications from Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02, which required that the effects of significant reclassifications from accumulated other comprehensive income to net income be shown parenthetically on the face of the consolidated financial statements or disclosed in a note. The adoption of this new guidance on January 1, 2013 did not have an impact on the Company's consolidated financial position, results of operations or cash flows.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Testing Goodwill for Impairment
In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-08 which was intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If an entity concludes that it is more likely than not that a reporting unit's fair value is equal to or greater than its carrying amount using the qualitative assessment, the entity would not be required to perform the two-step goodwill impairment test for that reporting unit. This update was effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.
Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, which amended guidance on the presentation of comprehensive income. The new guidance eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. It required an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, the FASB issued ASU 2011-12 in December 2011, which deferred changes in ASU 2011-05 that relate to the presentation of reclassification adjustments between other comprehensive income and net income. The guidance did not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. These updates were to be applied retrospectively and were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 and ASU 2011-12 as of January 1, 2012. As this guidance impacts presentation only, the adoption did not have an impact on the Company's consolidated financial position, results of operations or cash flows.
Fair Value Measurements
In May 2011, the FASB issued ASU 2011-04. The new guidance resulted in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). The new guidance did not extend the use of fair value accounting, but provided guidance on how it should be applied where its use is already required or permitted by other standards within GAAP or IFRS. This update was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance on January 1, 2012 did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Property And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment
Property and Equipment
Property and equipment consisted of the following:

(in millions)	December 31,
	2012	2011
Land	$27.7	$27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104.0	102.1
Computer and data processing equipment	56.4	49.7
Computer software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17.0
Total property and equipment	302.7	294.3
Less accumulated depreciation	160.0	140.0
Net property and equipment	$142.7	$154.3

During 2012, 2011 and 2010, the Company recorded disposals of $12.2 million, $10.5 million and $11.4 million, respectively, to remove assets that were no longer in use from property and equipment. The Company recorded a pre-tax loss of $0.1 million, $0.3 million and $0.7 million in 2012, 2011 and 2010, respectively, for certain disposed assets that were not fully depreciated.
Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $32.0 million, $31.3 million and $38.3 million, respectively.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets
As described in Note 1, the Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The annual test for impairment is conducted as of December 1. The Company’s reporting units used to assess potential goodwill impairment are the same as its operating segments. The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as “Other” for segment reporting purposes. The Company has the option of performing a qualitative assessment of a reporting unit's fair value from the last quantitative assessment or performing a quantitative assessment by comparing a reporting unit's estimated fair value to its carrying amount. Under the quantitative assessment, testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company’s fair value in an orderly transaction between market participants. Under the income approach, the Company determined fair value based on estimated future cash flows of a reporting unit, discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk of a reporting unit and the rate of return an outside investor would expect to earn. Under the market approach, the Company utilized valuation multiples derived from publicly available information for guideline companies to provide an indication of how much a knowledgeable investor in the marketplace would be willing to pay for a company. The valuation multiples were applied to the reporting units. Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates, gross margins, operating margins, discount rates and future market conditions, among others.
December 1, 2012 Evaluation
The Company performed its annual evaluation of goodwill as of December 1, 2012. All reporting units passed the first step of the goodwill evaluation (with the fair value exceeding the carrying value by 49%, 44%, 104% and 17% for the Corporate, Public, Canada and CDW Advanced Services reporting units, respectively) and, accordingly, the Company was not required to perform the second step of the goodwill evaluation.
To determine the fair value of the reporting units, the Company used a 75%/25% weighting of the income approach and market approach, respectively. Under the income approach, the Company estimated future cash flows of each reporting unit based on internally generated forecasts for the remainder of 2012 and the next six years. The Company used a 3.5% long-term assumed consolidated annual revenue growth rate for periods after the six-year forecast. The estimated future cash flows for the Corporate and Public reporting units were discounted at 11.5%; cash flows for the Canada and CDW Advanced Services reporting units were discounted at 11.8% and 12.0%, respectively, based on the future growth rates assumed in the discounted cash flows.
December 1, 2011 Evaluation
The Company performed its annual evaluation of goodwill as of December 1, 2011. All reporting units passed the first step of the goodwill evaluation (with the fair value exceeding the carrying value by 43%, 27%, 159% and 17% for the Corporate, Public, Canada and CDW Advanced Services reporting units, respectively) and, accordingly, the Company was not required to perform the second step of the goodwill evaluation.
To determine the fair value of the reporting units, the Company used a 75%/25% weighting of the income approach and market approach, respectively. Under the income approach, the Company estimated future cash flows of each reporting unit based on internally generated forecasts for the remainder of 2011 and the next six years. The Company used a 3.5% long-term assumed consolidated annual revenue growth rate for periods after the six-year forecast. The estimated future cash flows for the Corporate, Public and CDW Advanced Services reporting units were discounted at 11.5%; cash flows for the Canada reporting unit were discounted at 12.0% based on the future growth rates assumed in the discounted cash flows.
December 1, 2010 Evaluation
The Company performed its annual evaluation of goodwill as of December 1, 2010. All reporting units passed the first step of the goodwill evaluation (with the fair value exceeding the carrying value by 16%, 17%, 55% and 64%, for the Corporate, Public, Canada and CDW Advanced Services reporting units, respectively) and, accordingly, the Company was not required to perform the second step of the goodwill evaluation.
To determine the fair value of the reporting units, the Company used a 75%/25% weighting of the income approach and market approach, respectively. Under the income approach, the Company estimated future cash flows of each reporting unit based on internally generated forecasts for the remainder of 2010 and the next six years. The Company used a 5% long-term assumed consolidated annual revenue growth rate for periods after the six-year forecast. The estimated future cash flows for the Corporate, Public and Canada reporting units were discounted at 12.0%; cash flows for the CDW Advanced Services reporting unit were discounted at 13.0% given inherent differences in the business model and risk profile.
The following table presents the change in goodwill by segment for the years ended December 31, 2012 and 2011:

(in millions)	Corporate	Public	Other (1)	Consolidated

Balances as of December 31, 2010:
Goodwill	$2,794.4	$1,261.4	$107.1	$4,162.9
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$78.8	$2,209.1

2011 Activity:
Translation adjustment	$—	$—	$(0.7)	$(0.7)
	$—	$—	$(0.7)	$(0.7)

Balances as of December 31, 2011:
Goodwill	$2,794.4	$1,261.4	$106.4	$4,162.2
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$78.1	$2,208.4

2012 Activity:
Translation adjustment	$—	$—	$0.9	$0.9
	$—	$—	$0.9	$0.9

Balances as of December 31, 2012:
Goodwill	$2,794.4	$1,261.4	$107.3	$4,163.1
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$79.0	$2,209.3
(1)Other is comprised of CDW Advanced Services and Canada reporting units.

The following table presents a summary of intangible assets at December 31, 2012 and 2011:

(in millions)
December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$1,861.7	$733.3	$1,128.4
Trade name	421.0	109.9	311.1
Internally developed software	97.4	60.1	37.3
Other	3.3	1.6	1.7
Total	$2,383.4	$904.9	$1,478.5

December 31, 2011
Customer relationships	$1,861.4	$593.2	$1,268.2
Trade name	421.0	88.8	332.2
Internally developed software	77.1	43.3	33.8
Other	3.3	1.5	1.8
Total	$2,362.8	$726.8	$1,636.0

Amortization expense related to intangible assets for the years ended December 31, 2012, 2011 and 2010 was $178.2 million, $173.5 million and $171.1 million, respectively.
Estimated future amortization expense related to intangible assets for the next five years is as follows:

(in millions)
Years ending December 31,
2013	$177.4
2014	173.6
2015	166.3
2016	162.2
2017	161.6

Inventory Financing Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Financing Agreements [Abstract]
Inventory Financing Agreements

3.	Inventory Financing Agreements
The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions, as described below. These amounts are classified separately as accounts payable-inventory financing on the accompanying consolidated balance sheets. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due.
The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	March 31, 2013	December 31, 2012
Revolving Loan inventory financing agreement	$252.8	$248.3
Other inventory financing agreements	0.1	0.9
Accounts payable-inventory financing	$252.9	$249.2

The Company maintains a senior secured asset-based revolving credit facility as described in Note 4, which incorporates a $400.0 million floorplan sub-facility to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company maintains an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the “Revolving Loan inventory financing agreement”). Amounts outstanding under the Revolving Loan inventory financing agreement are unsecured and non-interest bearing.
The Company also maintains other inventory financing agreements with financial intermediaries to facilitate the purchase of inventory from certain vendors. At March 31, 2013 and December 31, 2012, amounts owed under other inventory financing agreements of $0.1 million and $0.9 million, respectively, were collateralized by the inventory purchased under these financing agreements and a second lien on the related accounts receivable.

Inventory Financing Agreements
The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions, as described below. These amounts are classified separately as accounts payable-inventory financing on the accompanying consolidated balance sheets. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due.
The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	December 31,
	2012	2011
Revolving Loan inventory financing agreement	$248.3	$240.7
Other inventory financing agreements	0.9	38.0
Accounts payable-inventory financing	$249.2	$278.7

The Company maintains a senior secured asset-based revolving credit facility as described in Note 7, which incorporates a $400.0 million floorplan sub-facility to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company maintains an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the “Revolving Loan inventory financing agreement”). Amounts outstanding under the Revolving Loan inventory financing agreement are unsecured and non-interest bearing. At December 31, 2012 and 2011, the Company reported $248.3 million and $240.7 million, respectively, for this agreement within accounts payable-inventory financing on the consolidated balance sheets.
The Company also maintains other inventory financing agreements with financial intermediaries to facilitate the purchase of inventory from certain vendors. During the first quarter of 2012, the Company terminated one of these agreements; amounts owed for subsequent purchases of this product line are included in accounts payable-trade on the consolidated balance sheet. At December 31, 2011, $30.3 million owed under this agreement was reported within accounts payable-inventory financing on the consolidated balance sheet.
At December 31, 2012 and 2011, amounts owed under other inventory financing agreements of $0.9 million and $7.7 million, respectively, were collateralized by the inventory purchased under these financing agreements and a second lien on the related accounts receivable. The remaining amounts owed under other inventory financing agreements were not collateralized.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Lease Commitments [Text Block]
Lease Commitments
The Company is obligated under various non-cancelable operating lease agreements for office facilities that generally provide for minimum rent payments and a proportionate share of operating expenses and property taxes and include certain renewal and expansion options. For the years ended December 31, 2012, 2011 and 2010, rent expense under these lease arrangements was $22.4 million, $21.6 million and $23.9 million, respectively.
During the year ended December 31, 2011, the Company extinguished its capital lease liability of $0.9 million and recorded a net pre-tax gain of $0.6 million in its consolidated statement of operations.
Future minimum lease payments are as follows:

(in millions)
Years ending December 31,
2013	$18.3
2014	18.3
2015	17.6
2016	13.1
2017	10.6
Thereafter	28.3
Total future minimum lease payments	$106.2

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

Long-term debt was as follows:

(dollars in millions)	Interest Rate (1)	March 31, 2013	December 31, 2012
Senior secured asset-based revolving credit facility	—%	$—	$—
Senior secured term loan facility	3.9%	1,299.5	1,339.5
Senior secured notes due 2018	8.0%	500.0	500.0
Senior notes due 2019	8.5%	1,305.0	1,305.0
Unamortized premium on senior notes due 2019		4.8	5.0
Senior subordinated notes due 2017	12.535%	571.5	621.5
Senior notes due 2015	—%	—	—
Total long-term debt		3,680.8	3,771.0
Less current maturities of long-term debt		—	(40.0)
Long-term debt, excluding current maturities		$3,680.8	$3,731.0
(1)Weighted-average interest rate at March 31, 2013.

At March 31, 2013, the Company was in compliance with the covenants under its various credit agreements as described below.
Senior Secured Asset-Based Revolving Credit Facility (“Revolving Loan”)
At March 31, 2013, the Company had no outstanding borrowings under the Revolving Loan, $1.7 million of undrawn letters of credit and $248.9 million reserved related to the floorplan sub-facility. The Revolving Loan matures on June 24, 2016.
In connection with the floorplan sub-facility, the Company maintains a Revolving Loan inventory financing agreement. Amounts outstanding under the Revolving Loan inventory financing agreement are unsecured and noninterest bearing. The Company will either pay the outstanding Revolving Loan inventory financing agreement amounts when they become due, or the Revolving Loan's administrative agent will automatically initiate an advance on the Revolving Loan and use the proceeds to pay the balance on the due date. At March 31, 2013, the financial intermediary reported an outstanding balance of $236.7 million under the Revolving Loan inventory financing agreement. The total amount reported on the Company's consolidated balance sheet as accounts payable-inventory financing related to the Revolving Loan inventory financing agreement is $16.1 million more than the $236.7 million owed to the financial intermediary due to differences in the timing of reporting activity under the Revolving Loan inventory financing agreement. The outstanding balance reported by the financial intermediary excludes $12.2 million in reserves for open orders that reduce the availability under the Revolving Loan.
Availability under the Revolving Loan is limited to (a) the lesser of the revolving commitment of $900.0 million and the amount of the borrowing base less (b) outstanding borrowings, letters of credit, and amounts outstanding under the Revolving Loan inventory financing agreement plus a reserve of 15% of open orders. At March 31, 2013, the borrowing base was $1,009.7 million based on the amount of eligible inventory and accounts receivable balances as of February 28, 2013. The Company could have borrowed up to an additional $649.4 million under the Revolving Loan at March 31, 2013.
Senior Secured Term Loan Facility (“Term Loan”)
At March 31, 2013, the outstanding principal amount of the Term Loan was $1,299.5 million, with $408.7 million of non-extended loans due October 10, 2014 and $890.8 million of extended loans due July 15, 2017.
The Term Loan requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow for a fiscal year (the percentage rate of which decreases to 25% when the total net leverage ratio, as defined in the governing agreement, is less than or equal to 5.5 but greater than 4.5; and decreases to 0% when the total net leverage ratio is less than or equal to 4.5), and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries. The total net leverage ratio was 4.9 and 5.2 at March 31, 2013 and December 31, 2012, respectively. On January 30, 2013, the Company made an optional prepayment of $40.0 million aggregate principal amount. The optional prepayment satisfied the excess cash flow payment provision of the Term Loan with respect to the year ended December 31, 2012. The prepayment was allocated on a pro rata basis between the extended and non-extended loans.
The Term Loan includes a senior secured leverage ratio requirement to be maintained on a quarterly basis. The senior secured leverage ratio for the four quarters ended March 31, 2013 was required to be at or below 6.5. For the four quarters ended March 31, 2013, the senior secured leverage ratio was 2.1.
The Company is required to maintain interest rate derivative arrangements to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations currently in effect. The Company utilizes interest rate cap agreements to maintain compliance with this requirement. The Company has ten interest rate cap agreements in effect through January 14, 2015 with a combined notional amount of $1,150.0 million. Of the ten cap agreements, four entitle the Company to payments from the counterparty of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The other six cap agreements entitle the Company to payments from the counterparty of the amount, if any, by which the three-month LIBOR exceeds 1.5% during the agreement period. The fair value of the Company's interest rate cap agreements was $0.1 million at both March 31, 2013 and December 31, 2012.
See Note 12 for a description of the Term Loan refinancing transaction completed during the second quarter of 2013.
8.0% Senior Secured Notes due 2018 (“Senior Secured Notes”)
The Senior Secured Notes were issued on December 17, 2010 and mature on December 15, 2018. At March 31, 2013, the outstanding principal amount of the Senior Secured Notes was $500.0 million.
11.0% Senior Exchange Notes due 2015 (“Senior Exchange Notes”); 11.5% / 12.25% Senior PIK Election Exchange Notes due 2015 (“PIK Election Notes” together with the Senior Exchange Notes, the “Senior Notes due 2015”)
At March 31, 2013 and December 31, 2012, there were no outstanding Senior Notes due 2015.
In February and March 2012, the Company purchased or redeemed the remaining $129.0 million aggregate principal amount of Senior Notes due 2015, funded with the issuance of $130.0 million aggregate principal amount of additional Senior Notes (as defined below). In connection with these transactions, the Company recorded a loss on extinguishment of long-term debt of $9.4 million in the Company's consolidated statement of operations for the three months ended March 31, 2012. This loss represented $7.9 million in tender and redemption premiums and $1.5 million for the write-off of the remaining unamortized deferred financing costs related to the Senior Notes due 2015.
8.5% Senior Notes due 2019 (“Senior Notes”)
On February 17, 2012, the Company issued $130.0 million aggregate principal amount of additional Senior Notes at an issue price of 104.375% of par. The $5.7 million premium received is reported on the consolidated balance sheets as an addition to the face amount of the Senior Notes and is being amortized as a reduction to interest expense over the term of the related debt. At March 31, 2013, the outstanding principal amount of Senior Notes was $1,305.0 million, excluding $4.8 million in unamortized premium. The Senior Notes mature on April 1, 2019.
12.535% Senior Subordinated Exchange Notes due 2017 (“Senior Subordinated Notes”)
At March 31, 2013, the outstanding principal amount of the Company's Senior Subordinated Notes was $571.5 million. The Senior Subordinated Notes mature on October 12, 2017.
On March 8, 2013, the Company redeemed $50.0 million aggregate principal amount of Senior Subordinated Notes at a redemption price that was 106.268% of the principal amount redeemed. Cash on hand was used to fund the redemption of $50.0 million aggregate principal amount, $3.1 million of redemption premium and $2.5 million in accrued and unpaid interest. In connection with this redemption, the Company recorded a loss on extinguishment of long-term debt of $3.9 million in the Company's consolidated statement of operations for three months ended March 31, 2013. This loss represented $3.1 million in redemption premium and $0.8 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Subordinated Notes.
On December 21, 2012, the Company redeemed $100.0 million aggregate principal amount of Senior Subordinated Notes at a redemption price that was 106.268% of the principal amount redeemed. Cash on hand was used to fund the redemption of $100.0 million aggregate principal amount, $6.3 million of redemption premium and $2.3 million in accrued and unpaid interest. In connection with this redemption, the Company recorded a loss on extinguishment of long-term debt of $7.8 million in the Company's consolidated statement of operations for the year ended December 31, 2012. This loss represented $6.3 million in redemption premium and $1.5 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Subordinated Notes.
Fair Value
The fair value of the Company's long-term debt instruments at March 31, 2013 was $3,938.1 million. The fair value of the Senior Secured Notes, Senior Notes and Senior Subordinated Notes is estimated using quoted market prices for identical assets or liabilities that are traded in over-the-counter secondary markets that are not considered active. The fair value of the Term Loan is estimated using dealer quotes for identical assets or liabilities in markets that are not considered active. Consequently, the Company's long-term debt is classified as Level 2 within the fair value hierarchy.
At March 31, 2013, the carrying value of the Company's long-term debt was $3,676.0 million, excluding $4.8 million in unamortized premium.

Long-Term Debt
Long-term debt was as follows:

(dollars in millions)		December 31,
	Interest Rate (1)	2012	2011
Senior secured asset-based revolving credit facility	—%	$—	$—
Senior secured term loan facility	3.9%	1,339.5	1,540.5
Senior secured notes due 2018	8.0%	500.0	500.0
Senior notes due 2019	8.5%	1,305.0	1,175.0
Unamortized premium on senior notes due 2019		5.0	—
Senior subordinated notes due 2017	12.535%	621.5	721.5
Senior notes due 2015	—%	—	129.0
Total long-term debt		3,771.0	4,066.0
Less current maturities of long-term debt		(40.0)	(201.0)
Long-term debt, excluding current maturities		$3,731.0	$3,865.0
(1)Weighted-average interest rate as of December 31, 2012.
As of December 31, 2012, the Company was in compliance with the covenants under its various credit agreements and indentures as described below. Under the indentures governing the Senior Notes and Senior Secured Notes, which contain the most restrictive restricted payment provisions in the Company's various credit agreements and indentures, CDW LLC and its restricted subsidiaries are generally restricted from paying dividends and making other restricted payments unless CDW LLC could incur an additional dollar of indebtedness under its fixed charges ratio covenant and the amount of such dividend or other restricted payment, together with the amount of all other dividends and restricted payments made from January 1, 2011 through the end of the most recently ended fiscal quarter, is less than 50% of consolidated net income (less 100% of any consolidated net loss), adjusted for certain items, plus the amount of certain other items occurring during that period that increase (and in some cases decrease) the amounts available for such payments. At December 31, 2012, the amount of consolidated net income free of restrictions under the credit agreements and indentures was $146.7 million.
Senior Secured Asset-Based Revolving Credit Facility (“Revolving Loan”)
At December 31, 2012, the Company had no outstanding borrowings under the Revolving Loan, $1.7 million of undrawn letters of credit and $275.9 million reserved related to the floorplan sub-facility.
On June 24, 2011, the Company entered into the Revolving Loan, a new five-year $900.0 million senior secured asset-based revolving credit facility, with the facility being available to the Company for borrowings, issuance of letters of credit and floorplan financing for certain vendor products. The Revolving Loan matures on June 24, 2016, subject to an acceleration provision discussed below. The Revolving Loan replaced the Company's previous revolving loan credit facility that was to mature on October 12, 2012. The Revolving Loan (i) increased the overall revolving credit facility capacity available to the Company from $800.0 million to $900.0 million, (ii) increased the maximum aggregate amount of increases that may be made to the revolving credit facility from $100.0 million to $200.0 million, (iii) added a maturity acceleration provision based upon excess cash availability whereby the Revolving Loan may mature 45 days prior to the maturity of the non-extended portion of the Company's senior secured term loan facility, if excess cash availability does not exceed the outstanding borrowings of the subject maturing debt at the time of the test plus $150.0 million, (iv) increased the fee on the unused portion of the revolving credit facility from 25 basis points to either 37.5 or 50 basis points, depending on the amount of utilization, (v) increased the applicable interest rate margin, and (vi) incorporated a $300.0 million floorplan sub-facility, which was increased to $400.0 million on August 2, 2011. In connection with the termination of the previous facility, the Company recorded a loss on extinguishment of long-term debt of $1.6 million in the Company's consolidated statement of operations for the year ended December 31, 2011, representing a write-off of a portion of unamortized deferred financing costs. Fees of $7.2 million related to the Revolving Loan were capitalized as deferred financing costs and are being amortized over the term of the facility on a straight-line basis.
As described in Note 5, the Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers. In connection with the floorplan sub-facility, the Company entered into the Revolving Loan inventory financing agreement. Amounts outstanding under the Revolving Loan inventory financing agreement are unsecured and noninterest bearing. The Company will either pay the outstanding Revolving Loan inventory financing agreement amounts when they become due, or the Revolving Loan's administrative agent will automatically initiate an advance on the Revolving Loan and use the proceeds to pay the balance on the due date. As of December 31, 2012, the financial intermediary reported an outstanding balance of $267.9 million under the Revolving Loan inventory financing agreement, which did not reflect payments the Company made on December 31, 2012. The total amount reported on the Company's consolidated balance sheet as accounts payable-inventory financing related to the Revolving Loan inventory financing agreement is $19.6 million less than the $267.9 million owed to the financial intermediary due to differences in the timing of reporting activity under the Revolving Loan inventory financing agreement. The outstanding balance reported by the financial intermediary excludes $8.0 million in reserves for open orders that reduce the availability under the Revolving Loan. Changes in cash flows from the Revolving Loan inventory financing agreement are reported in financing activities on the Company's consolidated statement of cash flows.
Borrowings under the Revolving Loan bear interest at a variable interest rate plus an applicable margin. The variable interest rate is based on one of two indices, either (i) LIBOR, or (ii) the Alternate Base Rate (“ABR”) with the ABR being the greatest of (a) the prime rate, (b) the federal funds effective rate plus 50 basis points or (c) the one-month LIBOR plus 1.00%. The applicable margin varies (2.00% to 2.50% for LIBOR borrowings and 1.00% to 1.50% for ABR borrowings) depending upon the Company's average daily excess cash availability under the agreement and is subject to a reduction of 0.25% if, and for as long as, the senior secured leverage ratio is less than 3.0. The senior secured leverage ratio is defined as the ratio of senior secured debt (including amounts owed under certain inventory floorplan arrangements and capital leases) less cash and cash equivalents, to Adjusted EBITDA, a non-GAAP measure, for the four most recently ended fiscal quarters. For the four quarters ended December 31, 2012, the senior secured leverage ratio was 2.4.
Availability under the Revolving Loan is limited to (a) the lesser of the revolving commitment of $900.0 million and the amount of the borrowing base less (b) outstanding borrowings, letters of credit, and amounts outstanding under the Revolving Loan inventory financing agreement plus a reserve of 15% of open orders. The borrowing base is (a) the sum of the products of the applicable advance rates on eligible accounts receivable and on eligible inventory as defined in the agreement less (b) any reserves. At December 31, 2012, the borrowing base was $1,018.2 million based on the amount of eligible inventory and accounts receivable balances as of November 30, 2012. The Company could have borrowed up to an additional $622.4 million under the Revolving Loan at December 31, 2012.
CDW LLC is the borrower under the Revolving Loan. All obligations under the Revolving Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries. Borrowings under the Revolving Loan are collateralized by a first priority interest in inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and a second priority interest in substantially all other assets. The Revolving Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Revolving Loan also includes maintenance of a minimum average daily excess cash availability requirement. Should the Company fall below the minimum average daily excess cash availability requirement for five consecutive business days, the Company becomes subject to a fixed charge coverage ratio until such time as the daily excess cash availability requirement is met for 30 consecutive business days.
Senior Secured Term Loan Facility (“Term Loan”)
At December 31, 2012, the outstanding principal amount of the Term Loan was $1,339.5 million, with $421.3 million of non-extended loans due October 10, 2014 and $918.2 million of extended loans due July 15, 2017. The effective weighted-average interest rate on Term Loan principal amounts outstanding on December 31, 2012 was 3.9% per annum.
Borrowings under the Term Loan bear interest at either (a) the ABR plus a margin; or (b) LIBOR plus a margin. The margin is based on the Company's senior secured leverage ratio as defined in the amended agreement evidencing the Term Loan. Effective with the March 2011 amendment discussed below, the margins were reduced on extended loans. For ABR borrowings, the applicable margin varies within a range of 2.50% to 3.00% for non-extended loans and 1.75% to 2.25% for extended loans. For LIBOR borrowings, the applicable margin varies within a range of 3.50% to 4.00% for non-extended loans and 2.75% to 3.25% for extended loans.
On March 11, 2011, the Company entered into an amendment to the Term Loan, which became effective on March 14, 2011. This amendment, among other things: (i) reduced the margins with respect to extended loans, (ii) established a LIBOR floor of 1.25% and an ABR floor of 2.25% with respect to extended loans, (iii) reset the start date for accumulating restricted payments that count against the general limit of $25.0 million and (iv) provided a 1% prepayment premium for certain repayments or re-pricings of any extended loans for the six-month period following the effective date of the amendment. In connection with this amendment, the Company recorded a loss on extinguishment of long-term debt of $3.2 million in the Company's consolidated statement of operations for the year ended December 31, 2011. This loss represented a write-off of a portion of the unamortized deferred financing costs related to the Term Loan.
The Term Loan requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow for a fiscal year (the percentage rate of which decreases to 25% when the total net leverage ratio, as defined in the governing agreement, is less than or equal to 5.5 but greater than 4.5; and decreases to 0% when the total net leverage ratio is less than or equal to 4.5), and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries. Excess cash flow is defined as Adjusted EBITDA, plus items such as reductions in working capital, less items such as increases in working capital, certain taxes paid in cash, interest that will be paid in cash, capital expenditures and repayment of long-term indebtedness. A mandatory prepayment of approximately $40.0 million will be due in 2013 under the excess cash flow provision with respect to the year ended December 31, 2012. The payment is due within ten business days of filing this report with the SEC. On January 30, 2013, the Company made an optional prepayment of $40.0 million aggregate principal amount. The prepayment was allocated on a pro rata basis between the extended and non-extended loans. The optional prepayment satisfied the excess cash flow payment requirement. The Company was required to make a mandatory prepayment of $201.0 million under the excess cash flow provision with respect to the year ended December 31, 2011. The requirement was satisfied through $180.0 million of optional prepayments in February 2012 and $21.0 million of mandatory prepayments in March 2012. The prepayments were allocated on a pro rata basis between the extended and non-extended loans. On March 16, 2011, the Company made a mandatory prepayment of $132.0 million with respect to the year ended December 31, 2010, under the excess cash flow provision.
CDW LLC is the borrower under the Term Loan. All obligations under the Term Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries. The Term Loan is collateralized by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Term Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Term Loan also includes a senior secured leverage ratio requirement. The senior secured leverage ratio is required to be maintained on a quarterly basis. Compliance may be determined after giving effect to a designated equity contribution to the Company to be included in the calculation of Adjusted EBITDA. The senior secured leverage ratio for the four quarters ended December 31, 2012 was required to be at or below 6.75. For the four quarters ended December 31, 2012, the senior secured leverage ratio was 2.4.
The Company is required to maintain interest rate derivative arrangements to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations currently in effect. With the interest rate cap agreements in effect at December 31, 2012 as described in Note 8, the Company has satisfied this requirement through January 14, 2015.
8.0% Senior Secured Notes due 2018 (“Senior Secured Notes”)
The Senior Secured Notes were issued on December 17, 2010 and will mature on December 15, 2018. At December 31, 2012, the outstanding principal amount of the Senior Secured Notes was $500.0 million.
CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Secured Notes and the obligations under the notes are guaranteed by Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries. The Senior Secured Notes are secured on a pari passu basis with the Term Loan by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Senior Secured Note indenture contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Secured Note indenture does not contain any financial covenants.
11.0% Senior Exchange Notes due 2015 (“Senior Exchange Notes”); 11.5% / 12.25% Senior PIK Election Exchange Notes due 2015 (“PIK Election Notes” together with the Senior Exchange Notes, the “Senior Notes due 2015”)
At December 31, 2012, there were no outstanding Senior Notes due 2015.
On April 13, 2011, the Company completed a cash tender offer (the “Initial Senior Notes due 2015 Tender Offer”) and purchased $665.1 million aggregate principal amount of Senior Notes due 2015 comprised of $519.2 million of the Senior Exchange Notes and $145.9 million of the PIK Election Notes. The Company concurrently issued $725.0 million aggregate principal amount of Senior Notes (as defined below). The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes due 2015, including $665.1 million aggregate principal amount of Senior Notes due 2015, $59.9 million in tender offer premium and $36.5 million of accrued and unpaid interest, along with transaction fees and expenses.
On May 20, 2011, the Company completed a follow-on cash tender offer (the “Follow-on Senior Notes due 2015 Tender Offer,” and together with the Initial Senior Notes due 2015 Tender Offer, the “Senior Notes due 2015 Tender Offers”) and purchased an additional $412.8 million aggregate principal amount of Senior Notes due 2015 comprised of $321.4 million of the Senior Exchange Notes and $91.4 million of the PIK Election Notes. The Company concurrently issued $450.0 million in aggregate principal amount of additional Senior Notes. The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes due 2015, including $412.8 million aggregate principal amount of Senior Notes due 2015, $37.2 million in tender offer premium and $4.5 million of accrued and unpaid interest, along with transaction fees and expenses.
In connection with the Senior Notes due 2015 Tender Offers, the Company recorded a loss on extinguishment of long-term debt of $114.1 million in the Company's consolidated statement of operations for the year ended December 31, 2011. This loss represented $97.0 million in tender offer premiums and $17.1 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Notes due 2015. In connection with the issuance of Senior Notes, fees of $19.1 million were capitalized as deferred financing costs and are being amortized over the term of the notes using the effective interest method.
On February 2, 2012, the Company commenced a tender offer to purchase any and all of the remaining $129.0 million aggregate principal amount of Senior Notes due 2015. On February 17, 2012, the Company accepted for purchase $120.6 million aggregate principal amount of the outstanding Senior Notes due 2015 that were tendered. On March 5, 2012, the Company accepted for purchase an additional $0.1 million aggregate principal amount of the outstanding Senior Notes due 2015 that were tendered prior to the expiration of the tender offer on March 2, 2012. On March 19, 2012, the Company redeemed the remaining $8.3 million aggregate principal amount that was not tendered.
The Company funded the purchases and redemptions of the Senior Notes due 2015 with the issuance of $130.0 million aggregate principal amount of additional Senior Notes on February 17, 2012. The proceeds from this issuance, together with cash on hand and borrowings under the Revolving Loan, funded the payment of $129.0 million aggregate principal amount of Senior Notes due 2015, $7.9 million in tender and redemption premiums and $5.0 million of accrued and unpaid interest, along with transaction fees and expenses.
In connection with these transactions, the Company recorded a loss on extinguishment of long-term debt of $9.4 million in the Company's consolidated statement of operations for the year ended December 31, 2012. This loss represented $7.9 million in tender and redemption premiums and $1.5 million for the write-off of the remaining unamortized deferred financing costs related to the Senior Notes due 2015.
8.5% Senior Notes due 2019 (“Senior Notes”)
As discussed above, on April 13, 2011, the Company issued $725.0 million principal amount of Senior Notes and on May 20, 2011, the Company issued an additional $450.0 million principal amount of Senior Notes. The proceeds from these issuances together with cash on hand and borrowings under the then-outstanding revolving loan credit facility were used to fund the Senior Notes due 2015 Tender Offers.
On February 17, 2012, the Company issued $130.0 million aggregate principal amount of additional Senior Notes at an issue price of 104.375% of par. The $5.7 million premium received is reported on the consolidated balance sheet as an addition to the face amount of the Senior Notes and is being amortized as a reduction of interest expense over the term of the related debt. At December 31, 2012, the outstanding principal amount of Senior Notes was $1,305.0 million, excluding $5.0 million in unamortized premium. The Senior Notes mature on April 1, 2019.
CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Notes. Obligations under the Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries. The Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Notes do not contain any financial covenants.
12.535% Senior Subordinated Exchange Notes due 2017 (“Senior Subordinated Notes”)
At December 31, 2012, the outstanding principal amount of the Senior Subordinated Notes was $621.5 million. The Senior Subordinated Notes have a maturity date of October 12, 2017.
On December 21, 2012, the Company redeemed $100.0 million aggregate principal amount of Senior Subordinated Notes at a redemption price that was 106.268% of the principal amount redeemed. Cash on hand was used to fund the redemption of $100.0 million aggregate principal amount, $6.3 million of redemption premium and $2.3 million in accrued and unpaid interest. In connection with this redemption, the Company recorded a loss on extinguishment of long-term debt of $7.8 million in the Company's consolidated statement of operations for the year ended December 31, 2012. This loss represented $6.3 million in redemption premium and $1.5 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Subordinated Notes.
On March 10, 2010, one of the Company's 100% owned subsidiaries purchased $28.5 million of principal amount of Senior Subordinated Notes for a purchase price of $18.6 million. The Company recorded a gain on the extinguishment of long-term debt of $9.2 million in the Company's consolidated statement of operations for the year ended December 31, 2010 related to this repurchase. In May 2010, the $28.5 million in principal amount of senior subordinated debt that were repurchased were exchanged for increasing rate notes and subsequently surrendered to the indenture trustee for cancellation.
CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Subordinated Notes. Obligations under the Senior Subordinated Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries. The Senior Subordinated Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and each of CDW LLC's direct and indirect, 100% owned, domestic subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Subordinated Notes do not contain any financial covenants.
Long-Term Debt Maturities
As of December 31, 2012, the maturities of long-term debt were as follows:

(in millions)
Years ending December 31,
2013	$40.0
2014	408.7
2015	—
2016	—
2017	1,512.3
Thereafter	1,805.0
$3,766.0

See Note 20 for a description of refinancing transactions entered into in 2013.
Fair Value
The fair value of the Company's long-term debt instruments at December 31, 2012 was $3,970.0 million. The fair value of the Senior Secured Notes, Senior Notes and Senior Subordinated Notes is estimated using quoted market prices for identical assets or liabilities that are traded in over-the-counter secondary markets that are not considered active. The fair value of the Term Loan is estimated using dealer quotes for identical assets or liabilities in markets that are not considered active. Consequently, the Company's long-term debt is classified as Level 2 within the fair value hierarchy.
At December 31, 2012, the carrying value of the Company's long-term debt was $3,766.0 million, excluding $5.0 million in unamortized premium.
Deferred Financing Costs
The following table summarizes the deferred financing costs activity for the years ended December 31, 2012 and 2011:

(in millions)	December 31,
	2012	2011
Beginning balance	$68.5	$79.7
Additional costs capitalized	2.1	26.3
Recognized in interest expense	(14.4)	(15.7)
Write-off of unamortized deferred financing costs	(3.0)	(21.8)
Ending balance	$53.2	$68.5

As of December 31, 2012 and December 31, 2011, the weighted-average remaining life of unamortized deferred financing costs was 5.1 and 5.9 years, respectively.

Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities
Derivative Instruments and Hedging Activities
The Company is exposed to interest rate risk associated with fluctuations in the interest rates on its floating-rate debt. In order to manage the risk associated with changes in interest rates on borrowings under the Term Loan, the Company has entered into interest rate derivative agreements to economically hedge a portion of the cash flows associated with the Term Loan.
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate fluctuations. To accomplish these objectives, the Company uses interest rate caps and swaps as part of its interest rate risk management strategy. Interest rate caps involve the receipt of floating-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. Interest rate swaps involve the receipt of floating-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.
Interest Rate Cap Agreements
In November 2012, the Company entered into six interest rate cap agreements with a combined $650.0 million notional amount. Under these agreements, the Company made premium payments totaling $0.3 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 1.5% during the agreement period. The cap agreements are effective from January 14, 2013 through January 14, 2015.
During 2011, the Company entered into four interest rate cap agreements with a combined $500.0 million notional amount. Under these agreements, the Company made premium payments totaling $3.7 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2013 through January 14, 2015.
In 2010, the Company entered into four interest rate cap agreements with a combined $1,100.0 million notional amount. Under these agreements, the Company made premium payments totaling $5.9 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2011 through January 14, 2013.
These cap agreements have not been designated as cash flow hedges of interest rate risk for GAAP accounting purposes. Instead, the interest rate cap agreements are recorded at fair value on the Company’s consolidated balance sheet each period, with changes in fair value recorded directly to interest expense, net in the Company’s consolidated statements of operations.
Interest Rate Swap Agreements
There were no interest rate swaps outstanding as of December 31, 2012 or 2011. On January 14, 2011, the Company's two existing interest rate swap agreements terminated. The interest rate swaps hedged a portion of the cash flows associated with the Term Loan. On October 24, 2007, the Company entered into the first swap agreement with a notional amount of $1,500.0 million, and later amended this swap agreement effective July 14, 2009. On November 27, 2007, the Company entered into the second interest rate swap agreement with a notional amount of $700.0 million, which was reduced to $500.0 million as of January 14, 2010.
For the Company’s interest rate swaps designated as cash flow hedges of interest rate risk for GAAP accounting purposes, the effective portion of the changes in fair value of the swaps was initially recorded as a component of accumulated other comprehensive loss on the Company’s consolidated balance sheets and subsequently reclassified into interest expense, net on the Company’s consolidated statements of operations in the period that the hedged forecasted transaction affected earnings. The ineffective portion of the change in fair value of the swaps was recognized directly in interest expense, net. For the Company’s interest rate swap not designated as a cash flow hedge of interest rate risk, changes in fair value of the swap were recorded directly to interest expense, net in the Company’s consolidated statements of operations.
Both of the Company’s interest rate swaps were initially designated as cash flow hedges. However, as a result of the amendment to the $1,500.0 million interest rate swap agreement, the Company prospectively discontinued the hedge accounting on the original interest rate swap agreement. Simultaneously, the Company designated the amended interest rate swap agreement as a cash flow hedge. On December 17, 2010, the Company discontinued the hedge accounting on the amended $1,500.0 million interest rate swap agreement as a result of an amendment to the Term Loan. The Company continued to report the net loss related to the discontinued cash flow hedges in accumulated other comprehensive loss, which was reclassified into earnings on a straight-line basis through January 14, 2011.
There was no loss reclassified into earnings during the year ended December 31, 2012. The amount of the loss reclassified into earnings during the years ended December 31, 2011 and 2010 was $2.1 million and $38.2 million, respectively.
The Company utilized the hypothetical derivative method to measure hedge ineffectiveness each period for interest rate swaps designated as cash flow hedges and recorded any ineffectiveness directly in interest expense, net. The Company recognized no gains or losses due to hedge ineffectiveness during the years ended December 31, 2012 and 2011, respectively. The Company recognized a net non-cash gain of $62.2 million due to hedge ineffectiveness during the year ended December 31, 2010.
The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2012 and 2011:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		December 31,		December 31,
		2012	2011	2012	2011
Derivatives not designated as hedging instruments
Interest rate cap agreements	Other assets	$0.1	$0.7	$—	$—

Derivative instruments carried at fair value as of December 31, 2012 were classified in the fair value hierarchy as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$0.1	$—	$0.1

The fair value of the Company’s interest rate caps is classified as Level 2 in the hierarchy. The valuation of the interest rate cap agreements is derived by using a discounted cash flow analysis on the expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. This analysis reflects the contractual terms of the cap agreements, including the period to maturity, and uses observable market-based inputs, including LIBOR curves and implied volatilities. The Company also incorporates credit valuation adjustments to appropriately reflect the respective counterparty’s nonperformance risk in the fair value measurements. The counterparty credit spreads are based on publicly available credit information obtained from a third party credit data provider.
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments
(in millions)	Amount of Loss Recognized in Interest Expense, net
	2012	2011		2010
Interest rate cap agreements	$(0.9)	$(4.2)		$(4.7)
Total	$(0.9)	$(4.2)		$(4.7)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in Other Comprehensive Income (Effective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$—		$(35.7)	(2)
Total	$—	$—		$(35.7)

	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Interest Expense, net (Effective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$(2.8)	(1)	$(77.3)	(3)
Total	$—	$(2.8)		$(77.3)

	Amount of Gain Recognized in Interest Expense, net (Ineffective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$—		$25.8	(4)
Total	$—	$—		$25.8

(1)
The Company reclassified realized losses of $2.8 million from accumulated other comprehensive loss to net income, or $1.9 million net of tax as reflected on the Company's consolidated statement of shareholders' equity (deficit).

(2)
The Company recorded changes in unrealized losses of $35.7 million in accumulated other comprehensive loss. A net amount of $32.1 million was reflected in the consolidated statement of shareholders’ equity (deficit), primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.

(3)
The Company reclassified realized losses of $77.3 million from accumulated other comprehensive loss to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders’ equity (deficit).

(4)
The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.

The Company had no derivative instruments with credit-risk-related contingent features that were in a liability position as of December 31, 2012.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company's effective income tax rate was 36.4% for the three months ended March 31, 2013 and differed from the U.S. federal statutory rate primarily due to state income taxes. For the three months ended March 31, 2012, the effective income tax rate was 27.9% and differed from the U.S. federal statutory rate primarily due to favorable adjustments to state tax credits that were recorded in the first quarter of 2012.
In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the Internal Revenue Service (“IRS”). The Company was previously under audit by the IRS for the years 2008 through 2010. The Company has been notified that the audit was completed and approved. In general, the Company is no longer subject to audit by the IRS, state and local or foreign taxing authorities for tax years prior to 2008. Various other taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.

Income Taxes
Income (loss) before income taxes was taxed under the following jurisdictions:

(in millions)	Years Ended December 31,
	2012	2011	2010
Domestic	$170.3	$11.4	$(48.8)
Foreign	15.8	16.9	11.8
Total	$186.1	$28.3	$(37.0)

Components of the income tax expense (benefit) consisted of the following:

(in millions)	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$110.3	$17.9	$(10.6)
State	8.0	(0.6)	4.3
Foreign	5.1	4.1	2.8
Total current	123.4	21.4	(3.5)
Deferred:
Domestic	(56.2)	(9.9)	(3.5)
Foreign	(0.1)	(0.3)	(0.8)
Total deferred	(56.3)	(10.2)	(4.3)
Income tax expense (benefit)	$67.1	$11.2	$(7.8)

The reconciliation between the statutory tax rate expressed as a percentage of income (loss) before income taxes and the effective tax rate is as follows:

(dollars in millions)	December 31,
	2012		2011		2010
Statutory federal income tax rate	$65.1	35.0%	$9.9	35.0%	$(13.0)	35.0%
State taxes, net of federal effect	0.4	0.2%	(3.4)	(11.8)%	0.9	(2.5)%
Equity-based compensation	5.7	3.1%	5.1	17.9%	3.9	(10.4)%
Effect of rates different than statutory	(1.4)	(0.8)%	(1.1)	(4.0)%	(0.4)	1.0%
Valuation allowance	—	—%	(0.9)	(3.1)%	0.9	(2.5)%
Other	(2.7)	(1.5)%	1.6	5.7%	(0.1)	0.5%
Effective tax rate	$67.1	36.0%	$11.2	39.7%	$(7.8)	21.1%

The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

(in millions)	December 31,
	2012	2011
Deferred Tax Assets:
Deferred interest	$58.3	$63.6
State net operating loss and credit carryforwards, net	18.0	14.6
Payroll and benefits	16.7	12.9
Equity compensation plans	10.3	7.5
Accounts receivable	4.2	4.4
Charitable contribution carryforward	4.1	9.0
Deferred financing costs	2.3	2.7
Interest rate caps/hedge agreements	1.8	2.6
Trade credits	1.8	2.4
Other	8.4	10.3
Total deferred tax assets	125.9	130.0

Deferred Tax Liabilities:
Software and intangibles	551.4	607.7
Deferred income	146.3	146.4
Property and equipment	29.3	35.1
Other	9.1	8.2
Total deferred tax liabilities	736.1	797.4

Deferred tax asset valuation allowance	—	—

Net deferred tax liability	$610.2	$667.4

The Company has state income tax net operating loss carryforwards of $203.9 million, which will expire at various dates from 2013 through 2031 and state tax credit carryforwards of $12.9 million, which expire at various dates from 2015 through 2017.
The Company has not provided for U.S. federal income taxes or tax benefits on the undistributed earnings of its international subsidiary because such earnings are reinvested and it is currently intended that they will continue to be reinvested indefinitely. At December 31, 2012, the Company has not provided for federal income taxes on earnings of approximately $40 million from its international subsidiary.
GAAP provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return. The Company has no unrecognized tax benefits at December 31, 2012 and 2011.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance as of January 1	$—	$—	$11.3
Additions for tax positions related to current year	—	—	—
Additions for tax positions with respect to prior years	—	—	—
Reductions for tax positions with respect to prior years	—	—	(11.3)
Reductions for tax positions as a result of:
Settlements	—	—	—
Lapse of statute of limitations	—	—	—
Balance as of December 31	$—	$—	$—

In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the Internal Revenue Service (“IRS”). The Company is currently under examination by the IRS for the years 2008 through 2010. In general, the Company is no longer subject to examination by the IRS, state and local or foreign taxing authorities for tax years prior to 2008. Various other taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.
The Company accrues net interest and penalties related to unrecognized tax benefits in income tax expense in its consolidated statements of operations. For the years ended December 31, 2012, 2011 and 2010, the Company had no liability recorded for the payment of interest and penalties on unrecognized tax benefits and did not recognize any such interest and penalty expense.

CDW Holdings LLC Equity	12 Months Ended
Dec. 31, 2012
CDW Holdings LLC Equity [Abstract]
CDW Holdings LLC Equity
CDW Holdings LLC Equity
The Board of Managers of CDW Holdings LLC adopted the CDW Holdings LLC 2007 Incentive Equity Plan (the “Plan”) for coworkers, managers, consultants and advisors of the Company and its subsidiaries. The Plan permits a committee designated by the Board of Managers of CDW Holdings LLC (the “Committee”) to grant or sell to any participant Class A Common Units or Class B Common Units of CDW Holdings LLC in such quantity, at such price, on such terms and subject to such conditions that are consistent with the Plan and as established by the Committee. The rights and obligations of CDW Holdings LLC and the holders of its Class A Common Units and Class B Common Units are generally set forth in the CDW Holdings LLC limited liability company agreement, the CDW Holdings LLC unitholders agreement, and the individual Class A Common Unit and Class B Common Unit purchase/grant agreements entered into with the respective unitholders.
On the closing date of the Acquisition (“the Closing Date”), certain eligible management investors purchased 44,028 Class A Common Units and acquired 8,578 Deferred Units. The remaining 2,089,295 Class A Common Units were purchased by the Equity Sponsors and certain other co-investors. The Class A Common Units are not subject to vesting. CDW Holdings LLC and the Equity Sponsors have the right, but not the obligation, to repurchase Class A Common Units from Management Investors in certain circumstances. In addition, certain Management Investors have the right to require CDW Holdings LLC to repurchase limited amounts of Class A Common Units in the event of death or disability.
All remaining Deferred Units were converted to CDW Holdings LLC Class A Common Units during the year ended December 31, 2012.

Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
The Company recognized $1.9 million and $5.7 million in equity-based compensation expense for the three months ended March 31, 2013 and 2012, respectively. Equity-based compensation expense for the three months ended March 31, 2012 included incremental expense of $1.6 million related to a modified Class B Common Unit grant agreement with the Company's former chief executive officer, which was entered into in June 2011.
The following table sets forth the summary of equity plan activity for the three months ended March 31, 2013

Equity Awards	Class B Common Units (1)		MPK Plan Units (1) (2)
Outstanding at January 1, 2013	216,483		66,137
Granted	400		—
Forfeited	(665)		(1,534)	(3)
Repurchased/Settled	(126)	(4)	(482)	(4)
Outstanding at March 31, 2013	216,092		64,121
Vested at March 31, 2013	125,903		112	(5)

(1)
The weighted-average grant date fair market value for Class B Common Units granted during the period ended March 31, 2013 is $119.00. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for the Company's former chief executive officer is $279.58. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants' accounts.

(3)
The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of March 31, 2013, the Company owed a contribution of 1,534 units.

(4)
Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.
As of March 31, 2013, the total unrecognized compensation cost of $28.5 million related to nonvested equity-based compensation awards granted under the equity plans is expected to be recognized over the weighted-average period of 4.3 years. In the event of an initial public offering of the Company's shares, the vesting of certain equity awards will accelerate, resulting in the acceleration of the related compensation expense during the period such event occurs.

Equity-Based Compensation
Equity-Based Compensation Plan Descriptions
CDW has established certain equity-based compensation plans for the benefit of the Company’s coworkers and senior management.
Class B Common Units
As described in Note 10, the Board of Managers of CDW Holdings LLC adopted the Plan pursuant to which CDW makes grants of Class B Common Units to senior management. The Plan limits the number of Class B Common Units that can be sold or granted to 250,000 units. As of December 31, 2012, 216,483 Class B Common Units had been granted and were outstanding.
The Class B Common Units that were granted vest daily on a pro rata basis between the date of grant and the fifth anniversary thereof and are subject to repurchase by, with respect to vested units, or forfeiture to, with respect to unvested units, the Company upon the coworker's separation from service as set forth in each holder’s Class B Common Unit Grant Agreement.
Subject to certain limitations, immediately prior to a sale of the Company (as defined in each holder’s Class B Common Unit Grant Agreement), all unvested Class B Common Units shall immediately vest and become vested Class B Common Units, if the unit holder was continuously employed or providing services to the Company or its subsidiaries as of such date.
On June 30, 2011, the Board of Managers approved the terms of a modified Class B Common Unit grant agreement with John A. Edwardson, who retired as the Company's Chief Executive Officer effective October 1, 2011 but continued to serve as Chairman of the Board through December 31, 2012. In accordance with this agreement, Mr. Edwardson's unvested Class B Common Units continued to vest beyond his separation date as he remained employed by the Company through December 31, 2012, resulting in a modification of the grants for accounting purposes. As a result of this modification, the Company recorded incremental equity-based compensation expense of $6.6 million and $3.3 million during the years ended December 31, 2012 and 2011, respectively.
In the first quarter of 2010, the Board of Managers made certain changes to the CDW Holdings Limited Liability Company Agreement (“LLC Agreement”). The restated LLC Agreement was revised largely to eliminate the capital preference on the Class A Common Units in connection with the reduction of the participation threshold for certain outstanding Class B Common Units to $0.01 from $1,000. The modification of outstanding Class B Common Units was effective March 10, 2010. Under the revised Class B Common Unit agreement, the units vest daily on a pro rata basis commencing January 1, 2010 and continuing through December 31, 2014. As part of the modification, vesting was reset on those units that previously had vested, subjecting them to a new five-year vesting period. There were 140,428 Class B Common Units modified that were held by 101 coworkers. The total incremental compensation cost resulting from the modification of $8.4 million, or $60.00 per unit, is being recognized over the new vesting period. The $60.00 per unit modification cost was determined as a difference in value of the modified Class B Common Units ($120.00) and the value of the Class B Common Units immediately prior to the modification ($60.00). The Company adopted a bifurcated method of accounting for the modification whereby the compensation cost associated with the original grant of the modified units continues to be expensed over the original vesting period.
MPK II Units
The Company agreed with Michael P. Krasny, CDW Corporation founder and former chairman and CEO, to establish the MPK Coworker Incentive Plan II (the “MPK Plan”) for the benefit of all of the coworkers of the Company other than members of senior management that received incentive equity awards under the Plan on October 15, 2007.
The MPK Plan consisted of a cash award component, and in the case of coworkers hired on or prior to January 1, 2007, a long-term incentive award component. The cash award component, an expense of CDW Corporation prior to the Acquisition, entitled each participant to a one-time cash bonus payment, which was paid in December 2007. The long-term incentive award component established an “account” for each eligible participant which was notionally credited with a number of Class A Common Units of CDW Holdings LLC on October 15, 2007, the day the plan was established. As of December 31, 2012, there were 66,137 notional units granted and outstanding under the MPK Plan.
The notional units credited to participants' accounts are unvested and subject to forfeiture as set forth in the MPK Plan. Participants become fully vested on the earlier of (1) the date which is three months following the 10th anniversary of the effective date of the MPK Plan, and (2) the later of the date such participant attains age 62 and the date such participant has reached 10 years of service with the Company and its subsidiaries. Participants will also become fully vested upon termination of employment due to death or disability (as defined in the MPK Plan). Vesting can be accelerated upon certain events including a sale of the Company or an initial public offering, each as defined in the MPK Plan.
The Company has agreed with Mr. Krasny to contribute the fair market value of all awards that are forfeited under the MPK Plan to a charitable foundation. The Company has also agreed to contribute to the charitable foundation an amount equal to the tax benefits the Company derives in connection with settlements/payouts to participants under the MPK Plan. At the Company’s election, these contributions may be made in the form of cash or equity interests of CDW Holdings LLC or the Company or, in the case of the tax benefit payment, a subordinated promissory note of the Company in the event a cash payment is prohibited under a financing agreement.
Valuation and Expense Information
The Company attributes the value of equity-based compensation awards to the various periods during which the recipient must perform services in order to vest in the award using the straight-line method.
The grant date fair value of Class B Common Unit grants is calculated using the Option-Pricing Method. This method considers Class A Common Units and Class B Common Units as call options on the total equity value, giving consideration to liquidation preferences and conversion of the preferred units. Such Class A Common Units and Class B Common Units are modeled as call options that give their owners the right, but not the obligation, to buy the underlying equity value at a predetermined (or exercise) price. Class B Common Units are considered to be call options with a claim on equity value at an exercise price equal to the remaining value immediately after the Class A Common Units and Class B Common Units with a lower participation threshold are liquidated. The Option-Pricing Method is highly sensitive to key assumptions, such as the volatility assumption. As such, the use of this method can be applied when the range of possible future outcomes is difficult to predict.
The following table summarizes the assumptions and resulting fair value of the Class B Common Unit grants for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Assumptions	2012	2011	2010
Weighted-Average Grant Date Fair Value	$125.65	$148.89	$130.45
Weighted-Average Volatility	65.26%	82.87%	97.86%
Weighted-Average Risk-Free Rate	0.19%	0.84%	2.32%
Dividend Yield	0.00%	0.00%	0.00%

The Company calculated the expected future volatility based upon an assessment of the two-year, five-year and implied volatility for the Company’s selected peer group, adjusted for the Company’s leverage.
The risk-free interest rate of return used is based on a composite U.S. Treasury rate. The Company does not currently pay a dividend nor anticipates paying a dividend in the future; therefore, the dividend yield is 0.00%.
Notional units granted under the MPK Plan were valued on the grant date at $1,000 per unit, the fair value equivalent of the Class A Common Units at the time the awards were granted.
The following table sets forth the summary of equity plan activity for the year ended December 31, 2012:

Equity Awards	Class B Common Units (1)		MPK Plan Units (1) (2)
Outstanding at January 1, 2012	202,908		70,113

Granted	16,008		—
Forfeited	(1,615)		(3,366)	(3)
Repurchased/Settled	(818)	(4)	(610)	(4)
Outstanding at December 31, 2012	216,483		66,137
Vested at December 31, 2012	115,198		450	(5)

(1)
The weighted-average grant date fair market value for Class B Common Units granted during the period ended December 31, 2012 is $125.65. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for Mr. Edwardson is $260.26. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants' accounts.

(3)
The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December 31, 2012, the Company owed a contribution for 777 units.

(4)
Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.
As of December 31, 2012, the Company estimated there was $30.8 million of total unrecognized compensation cost related to nonvested equity-based compensation awards granted under the equity plans. That anticipated cost is expected to be recognized over the weighted-average period of 4.5 years. In the event of an initial public offering of the Company's shares, the vesting of certain equity awards will accelerate, resulting in the acceleration of the related compensation expense during the period such event occurs.
The Company’s net income (loss) included $22.1 million , $19.5 million and $11.5 million of compensation cost and $2.3 million, $1.9 million and $0.1 million of income tax benefits related to the Company’s equity-based compensation arrangements for the years ended December 31, 2012, 2011 and 2010, respectively. No portion of equity-based compensation was capitalized. Equity-based compensation cost included incremental expense of $6.6 million and $3.3 million related to the Class B Common Unit modification for Mr. Edwardson for the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2010, the Company recognized a $5.3 million reduction to equity-based compensation expense due to a change in the cumulative forfeiture rate assumed with respect to the MPK Plan.

Earnings per share (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

The numerator for both basic and diluted earnings per share is net income. The denominator for basic earnings per share is the weighted average number of common shares outstanding during the period. The dilutive effect of outstanding MPK Plan Units and Deferred Units is reflected in the denominator for diluted earnings per share using the treasury stock method. Class B Common Units are not dilutive as no incremental common shares are issued upon vesting or repurchase by the Company.
The following is a reconciliation of basic shares to diluted shares:

	March 31,
(in millions)	2013	2012
Weighted-average shares - basic	145.2	145.0
Effect of dilutive securities	0.9	0.8
Weighted-average shares - diluted	146.1	145.8

There were no potential common shares excluded from diluted earnings per share for the three month periods ended March 31, 2013 and 2012.
There are no differences in the dividend and liquidation preferences or participation rights of the Class A and the Class B common shares. The Class B common shares have no voting rights.

Earnings (Loss) Per Share

The numerator for both basic and diluted earnings (loss) per share is net income (loss). The denominator for basic earnings (loss) per share is the weighted average number of common shares outstanding during the period. The dilutive effect of outstanding MPK Plan Units and Deferred Units is reflected in the denominator for diluted earnings (loss) per share using the treasury stock method. Class B Common Units are not dilutive as no incremental common shares are issued upon vesting or repurchase by the Company.
The following is a reconciliation of basic shares to diluted shares:

	December 31,
(in millions)	2012	2011	2010
Weighted-average shares - basic	145.1	144.8	144.4
Effect of dilutive securities	0.7	0.1	—
Weighted-average shares - diluted	145.8	144.9	144.4

For the years ended December 31, 2011 and 2010, diluted earnings (loss) per share excludes the impact of 4.3 million and 4.7 million potential common shares, respectively, as their inclusion would have had an anti-dilutive effect. There were no potential common shares excluded from diluted earnings per share for the year ended December 31, 2012.

Deferred Compensation Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangements [Abstract]
Deferred Compensation Plan
Deferred Compensation Plan
On March 10, 2010, the Company established the Restricted Debt Unit Plan (the “RDU Plan”), an unfunded nonqualified deferred compensation plan. The total number of RDUs that can be granted under the RDU Plan is 28,500. As of March 31, 2013, 26,499 RDUs were outstanding.
Compensation expense of $2.1 million related to the RDU Plan was recognized in both the three months ended March 31, 2013 and 2012. As of March 31, 2013, total unrecognized compensation expense of $15.6 million related to the RDU Plan is expected to be recognized over the next 1.8 years.
At March 31, 2013 and December 31, 2012, the Company had $17.6 million and $15.5 million of liabilities related to the RDU Plan recorded on the consolidated balance sheets, respectively.

Deferred Compensation Plan
On March 10, 2010, in connection with the Company’s purchase of $28.5 million of the principal amount of its outstanding senior subordinated debt as described in Note 7, the Company established the Restricted Debt Unit Plan (the “RDU Plan”), an unfunded nonqualified deferred compensation plan. Participants in the RDU Plan were granted Restricted Debt Units (“RDUs”) that entitle the participant to a proportionate share of payments under the RDU Plan, determined by dividing the number of RDUs held by the participant by the total number of RDUs outstanding. The total number of RDUs that can be granted under the RDU Plan is 28,500. At December 31, 2012, 26,174 RDUs were outstanding.
RDUs vest daily on a pro rata basis through December 31, 2014. Vesting ceases upon separation from service except in certain conditions as set forth in the RDU Plan. All outstanding RDUs become vested immediately prior to a sale of the Company. Upon completion of the vesting period, December 31, 2014, or earlier in the case of a sale of the Company, any unallocated RDUs will be allocated to participants on a pro rata basis according to each participant’s total RDUs.
The total amount of compensation available to be paid under the RDU Plan is based on two components, a principal component and an interest component. The principal component credits the RDU Plan with an amount equal to the $28.5 million face value of the Company’s senior subordinated debt. Payment of the principal component of the RDU Plan will be made on October 12, 2017, unless accelerated due to a sale of the Company. By December 31, 2014, amounts accrued under the RDU Plan are expected to equal the present value of future principal payments, plus any unpaid accrued interest thereon. The interest component credits the RDU Plan with amounts equal to the interest expense on $28.5 million principal of the senior subordinated debt from March 10, 2010 through October 12, 2017. Payments totaling $5.6 million, $0.9 million, and $1.6 million were made to participants of the RDU Plan in January, April and October of 2012, respectively. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company.
Compensation expense of $8.4 million, $8.1 million, and $7.1 million related to the RDU Plan was recognized in the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, total unrecognized compensation expense of approximately $17.7 million related to the RDU Plan is expected to be recognized over the next 2.0 years.
At December 31, 2012 and 2011, the Company had $15.5 million and $15.2 million of liabilities related to the RDU Plan recorded on the consolidated balance sheets, respectively.

Profit Sharing And 401(K) Plan	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Profit Sharing And 401(K) Plan
Profit Sharing and 401(k) Plan
The Company has a profit sharing plan that includes a salary reduction feature established under the Internal Revenue Code Section 401(k) covering substantially all coworkers. Company contributions to the profit sharing plan are made in cash and determined at the discretion of the Board of Directors. For the years ended December 31, 2012, 2011 and 2010, the amounts charged to expense for this plan totaled $14.6 million, $15.3 million and $10.4 million, respectively.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loss Contingency [Abstract]
Commitments And Contingencies
Commitments and Contingencies
The Company is party to various legal proceedings that arise in the ordinary course of its business, which include commercial, intellectual property, employment, tort and other litigation matters. The Company is also subject to audit by federal, state and local authorities, by various partners and large customers, including government agencies, relating to purchases and sales under various contracts. In addition, the Company is subject to indemnification claims under various contracts. From time to time, certain customers of the Company file voluntary petitions for reorganization or liquidation under the U.S. bankruptcy laws. In such cases, certain pre-petition payments received by the Company could be considered preference items and subject to return to the bankruptcy administrator.
As of March 31, 2013, the Company does not believe that there is a reasonable possibility that any material loss exceeding the amounts already recognized for these proceedings and matters, if any, has been incurred. However, the ultimate resolutions of these proceedings and matters are inherently unpredictable. As such, the Company's financial condition and results of operations could be adversely affected in any particular period by the unfavorable resolution of one or more of these proceedings or matters.

Commitments and Contingencies
The Company is party to various legal proceedings that arise in the ordinary course of its business, which include commercial, intellectual property, employment, tort and other litigation matters. The Company is also subject to audit by federal, state and local authorities, by various partners and large customers, including government agencies, relating to purchases and sales under various contracts. In addition, the Company is subject to indemnification claims under various contracts. From time to time, certain customers of the Company file voluntary petitions for reorganization or liquidation under the U.S. bankruptcy laws. In such cases, certain pre-petition payments received by the Company could be considered preference items and subject to return to the bankruptcy administrator.
As of December 31, 2012, the Company does not believe that there is a reasonable possibility that any material loss exceeding the amounts already recognized for these proceedings and matters, if any, has been incurred. However, the ultimate resolutions of these proceedings and matters are inherently unpredictable. As such, the Company's financial condition and results of operations could be adversely affected in any particular period by the unfavorable resolution of one or more of these proceedings or matters.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
The Company entered into a management services agreement with the Equity Sponsors pursuant to which they have agreed to provide it with management and consulting services and financial and other advisory services. Pursuant to such agreement, the Equity Sponsors receive an annual management fee of $5.0 million and reimbursement of out-of-pocket expenses incurred in connection with the provision of such services. Such amounts are classified as selling and administrative expenses within the consolidated statements of operations. The management services agreement includes customary indemnification and provisions in favor of the Equity Sponsors.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
Segment information is presented in accordance with a “management approach,” which designates the internal reporting used by the chief operating decision-maker for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.
The Company has two reportable segments: Corporate, which is comprised primarily of private sector business customers, and Public, which is comprised of government agencies and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as “Other.”
The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of “Headquarters” in the tables below. Depreciation expense is included in Headquarters as it is not allocated among segments or used in measuring segment performance.
The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results, as it is a GAAP measure.
Segment information for total assets and capital expenditures is not presented as such information is not used in measuring segment performance or allocating resources between segments.
Selected Segment Financial Information
The following table presents information about the Company’s segments for the three months ended March 31, 2013 and 2012:

(in millions)	Corporate	Public	Other	Headquarters	Total
Three Months Ended March 31, 2013:
Net sales	$1,403.9	$846.8	$161.0	$—	$2,411.7
Income (loss) from operations	94.1	45.6	6.1	(25.7)	120.1
Depreciation and amortization expense	(24.4)	(11.0)	(2.3)	(14.3)	(52.0)

Three Months Ended March 31, 2012:
Net sales	$1,362.8	$817.6	$138.8	$—	$2,319.2
Income (loss) from operations	84.8	42.1	2.5	(25.8)	103.6
Depreciation and amortization expense	(24.3)	(11.0)	(2.3)	(14.9)	(52.5)

Segment Information
Segment information is presented in accordance with a “management approach,” which designates the internal reporting used by the chief operating decision-maker for making decisions and assessing performance as the source of the Company's reportable segments. The Company's segments are organized in a manner consistent with which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance.
The Company has two reportable segments: Corporate, which is comprised primarily of business customers, and Public, which is comprised of government entities and education and healthcare institutions. The Company also has two other operating segments, CDW Advanced Services and Canada, which do not meet the reportable segment quantitative thresholds and, accordingly, are combined together as “Other.”
The Company has centralized logistics and headquarters functions that provide services to the segments. The logistics function includes purchasing, distribution and fulfillment services to support both the Corporate and Public segments. As a result, costs and intercompany charges associated with the logistics function are fully allocated to both of these segments based on a percent of sales. The centralized headquarters function provides services in areas such as accounting, information technology, marketing, legal and coworker services. Headquarters' function costs that are not allocated to the segments are included under the heading of “Headquarters” in the tables below. Depreciation expense is included in Headquarters as it is not allocated among segments or used in measuring segment performance.
The Company allocates resources to and evaluates performance of its segments based on net sales, income (loss) from operations and Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. However, the Company has concluded that income (loss) from operations is the more useful measure in terms of discussion of operating results, as it is a GAAP measure.
Segment information for total assets and capital expenditures is not presented, as such information is not used in measuring segment performance or allocating resources between segments.
Selected Segment Financial Information
The following table presents information about the Company’s segments for the years ended December 31, 2012, 2011 and 2010:

(in millions)	Corporate	Public	Other	Headquarters	Total
2012:
Net sales	$5,512.8	$4,023.0	$592.4	$—	$10,128.2
Income (loss) from operations	349.0	246.7	18.6	(103.7)	510.6
Depreciation and amortization expense	(97.6)	(44.0)	(9.3)	(59.3)	(210.2)

2011:
Net sales	$5,334.4	$3,757.2	$510.8	$—	$9,602.4
Income (loss) from operations	331.6	233.3	17.5	(111.7)	470.7
Depreciation and amortization expense	(97.4)	(43.9)	(8.7)	(54.9)	(204.9)

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Depreciation and amortization expense	(97.4)	(44.2)	(8.9)	(58.9)	(209.4)

Major Customers, Geographic Areas, and Product Mix
Net sales to the federal government were $964.7 million, $953.6 million and $967.8 million and accounted for approximately 10%, 10% and 11% of total net sales in 2012, 2011 and 2010, respectively. Net sales to customers outside of the U.S., primarily in Canada, were approximately 4% , 4%, and 3%, of the Company's total net sales in 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, approximately 2% and 2% of the Company’s long-lived assets were located outside of the U.S., respectively.
The following table presents net sales by major category for the years ended December 31, 2012, 2011 and 2010. Categories are based upon internal classifications. Amounts for the years ended December 31, 2011 and 2010 have been reclassified for certain changes in individual product classifications to conform to the presentation for the year ended December 31, 2012.

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales
Notebooks/Mobile Devices	$1,470.8	14.5%	$1,333.8	13.9%	$1,142.6	13.0%
NetComm Products	1,350.6	13.3	1,241.4	12.9	1,142.0	13.0
Enterprise and Data Storage (Including Drives)	975.1	9.6	916.9	9.5	844.1	9.6
Other Hardware	4,111.1	40.6	4,039.2	42.1	3,783.5	43.0
Software	1,886.6	18.6	1,781.6	18.6	1,621.8	18.4
Services	285.2	2.8	254.6	2.7	214.9	2.4
Other (1)	48.8	0.6	34.9	0.3	52.3	0.6
Total net sales	$10,128.2	100.0%	$9,602.4	100.0%	$8,801.2	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.

Supplemental Guarantor Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information [Text Block]
Supplemental Guarantor Information
As described in Note 7, the Senior Secured Notes, Senior Subordinated Notes and Senior Notes are guaranteed by Parent and each of CDW LLC’s direct and indirect, 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”). All guarantees by Parent and Guarantor Subsidiaries are joint and several, and full and unconditional; provided that each guarantee by the Guarantor Subsidiaries is subject to certain customary release provisions contained in the indentures governing the Senior Secured Notes, Senior Subordinated Notes and Senior Notes. CDW LLC’s Canada subsidiary (the “Non-Guarantor Subsidiary”) does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are 100% owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is 100% owned by CDW LLC.
The following tables set forth condensed consolidating balance sheets as of December 31, 2012 and 2011, consolidating statements of operations for the years ended December 31, 2012, 2011 and 2010, condensed consolidating statements of comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2012, 2011 and 2010, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the “Parent Guarantor”), which has no independent assets or operations, the accounts of CDW LLC (the “Subsidiary Issuer”), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the “Co-Issuer”) for the periods indicated. The information was prepared on the same basis as the Company’s consolidated financial statements.

Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	5,720.0

Condensed Consolidating Balance Sheet

December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9
Accounts receivable, net	—	—	1,216.0	57.0	—	—	1,273.0
Merchandise inventory	—	—	318.0	3.7	—	—	321.7
Miscellaneous receivables	—	47.3	93.3	3.0	—	—	143.6
Deferred income taxes	—	19.5	5.0	0.1	—	—	24.6
Prepaid expenses and other	—	11.0	23.5	0.2	—	—	34.7
Total current assets	—	179.9	1,671.6	72.1	—	(26.1)	1,897.5

Property and equipment, net	—	80.9	70.6	2.8	—	—	154.3
Goodwill	—	749.4	1,428.4	30.6	—	—	2,208.4
Other intangible assets, net	—	366.0	1,261.0	9.0	—	—	1,636.0
Deferred financing costs, net	—	68.5	—	—	—	—	68.5
Other assets	6.0	1.5	1.4	0.1	—	(6.0)	3.0
Investment in and advances to subsidiaries	(13.3)	3,038.7	—	—	—	(3,025.4)	—
Total assets	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Liabilities and Shareholders’ (Deficit) Equity

Current liabilities:
Accounts payable-trade	$—	$17.6	$503.7	$22.6	$—	$(26.1)	$517.8
Accounts payable-inventory financing	—	—	278.7	—	—	—	278.7
Current maturities of long-term debt	—	201.0	—	—	—	—	201.0
Deferred revenue	—	—	45.9	—	—	—	45.9
Accrued expenses	—	162.5	146.2	7.3	—	—	316.0
Total current liabilities	—	381.1	974.5	29.9	—	(26.1)	1,359.4

Long-term liabilities:
Debt	—	3,865.0	—	—	—	—	3,865.0
Deferred income taxes	—	199.3	496.9	1.8	—	(6.0)	692.0
Accrued interest	—	13.0	—	—	—	—	13.0
Other liabilities	—	39.8	4.3	1.5	—	—	45.6
Total long-term liabilities	—	4,117.1	501.2	3.3	—	(6.0)	4,615.6

Total shareholders’ (deficit) equity	(7.3)	(13.3)	2,957.3	81.4	—	(3,025.4)	(7.3)
Total liabilities and shareholders’ (deficit) equity	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Consolidating Statement of Operations

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,683.0	$445.2	$—	$—	$10,128.2
Cost of sales	—	—	8,071.5	387.1	—	—	8,458.6
Gross profit	—	—	1,611.5	58.1	—	—	1,669.6
Selling and administrative expenses	—	103.7	891.6	34.2	—	—	1,029.5
Advertising expense	—	—	125.1	4.4	—	—	129.5
(Loss) income from operations	—	(103.7)	594.8	19.5	—	—	510.6
Interest (expense) income, net	—	(308.0)	0.4	0.2	—	—	(307.4)
Net loss on extinguishments of long-term debt	—	(17.2)	—	—	—	—	(17.2)
Management fee	—	3.8	—	(3.8)	—	—	—
Other income (expense), net	—	—	0.2	(0.1)	—	—	0.1
(Loss) income before income taxes	—	(425.1)	595.4	15.8	—	—	186.1
Income tax benefit (expense)	—	210.6	(272.6)	(5.1)	—	—	(67.1)
(Loss) income before equity in earnings of subsidiaries	—	(214.5)	322.8	10.7	—	—	119.0
Equity in earnings of subsidiaries	119.0	333.5	—	—	—	(452.5)	—
Net income	$119.0	$119.0	$322.8	$10.7	$—	$(452.5)	$119.0

Consolidating Statement of Operations

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,222.4	$380.0	$—	$—	$9,602.4
Cost of sales	—	—	7,688.8	330.1	—	—	8,018.9
Gross profit	—	—	1,533.6	49.9	—	—	1,583.5
Selling and administrative expenses	—	111.7	849.2	29.2	—	—	990.1
Advertising expense	—	—	119.0	3.7	—	—	122.7
(Loss) income from operations	—	(111.7)	565.4	17.0	—	—	470.7
Interest (expense) income, net	—	(324.5)	0.2	0.1	—	—	(324.2)
Net loss on extinguishments of long-term debt	—	(118.9)	—	—	—	—	(118.9)
Management fee	—	9.2	—	(9.2)	—	—	—
Other income (expense), net	—	0.4	0.5	(0.2)	—	—	0.7
(Loss) income before income taxes	—	(545.5)	566.1	7.7	—	—	28.3
Income tax benefit (expense)	—	215.1	(222.4)	(3.9)	—	—	(11.2)
(Loss) income before equity in earnings of subsidiaries	—	(330.4)	343.7	3.8	—	—	17.1
Equity in earnings of subsidiaries	17.1	347.5	—	—	—	(364.6)	—
Net income	$17.1	$17.1	$343.7	$3.8	$—	$(364.6)	$17.1

Consolidating Statement of Operations

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$8,504.7	$296.5	$—	$—	$8,801.2
Cost of sales	—	—	7,152.3	258.1	—	—	7,410.4
Gross profit	—	—	1,352.4	38.4	—	—	1,390.8
Selling and administrative expenses	—	110.8	798.3	23.0	—	—	932.1
Advertising expense	—	—	102.5	3.5	—	—	106.0
(Loss) income from operations	—	(110.8)	451.6	11.9	—	—	352.7
Interest (expense) income, net	—	(393.2)	1.3	—	—	—	(391.9)
(Loss) gain on extinguishments of long-term debt	—	(7.9)	9.9	—	—	—	2.0
Other income (expense), net	—	8.6	(8.2)	(0.2)	—	—	0.2
(Loss) income before income taxes	—	(503.3)	454.6	11.7	—	—	(37.0)
Income tax benefit (expense)	—	125.5	(115.7)	(2.0)	—	—	7.8
(Loss) income before equity in (loss) earnings of subsidiaries	—	(377.8)	338.9	9.7	—	—	(29.2)
Equity in (loss) earnings of subsidiaries	(29.2)	348.6	—	—	—	(319.4)	—
Net (loss) income	$(29.2)	$(29.2)	$338.9	$9.7	$—	$(319.4)	$(29.2)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$121.5	$121.5	$322.8	$13.2	$—	$(457.5)	$121.5

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$17.2	$17.2	$343.7	$2.0	$—	$(362.9)	$17.2

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive (loss) income	$(10.1)	$(10.1)	$338.9	$13.6	$—	$(342.4)	$(10.1)

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(204.3)	$514.2	$1.3	$—	$6.2	$317.4
Cash flows from investing activities:
Capital expenditures	—	(27.0)	(14.0)	(0.4)	—	—	(41.4)
Premium payments on interest rate cap agreements	—	(0.3)	—	—	—	—	(0.3)
Net cash used in investing activities	—	(27.3)	(14.0)	(0.4)	—	—	(41.7)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	289.0	—	—	—	—	289.0
Repayments of borrowings under revolving credit facility	—	(289.0)	—	—	—	—	(289.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(243.2)	—	—	—	—	(243.2)
Payment of debt financing costs	—	(2.1)	—	—	—	—	(2.1)
Net change in accounts payable-inventory financing	—	—	(29.5)	—	—	—	(29.5)
Advances to/from affiliates	—	486.0	(486.5)	0.5	—	—	—
Other financing activities	—	2.1	—	—	—	—	2.1
Net cash provided by (used in) financing activities	—	177.5	(516.0)	0.5	—	—	(338.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3
Net (decrease) increase in cash and cash equivalents	—	(54.1)	(15.8)	1.7	—	6.2	(62.0)
Cash and cash equivalents – beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9
Cash and cash equivalents – end of period	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(93.8)	$327.5	$(0.3)	$—	$(18.7)	$214.7
Cash flows from investing activities:
Capital expenditures	—	(33.4)	(10.6)	(1.7)	—	—	(45.7)
Cash settlements on interest rate swap agreements	—	(6.6)	—	—	—	—	(6.6)
Premium payments on interest rate cap agreements	—	(3.7)	—	—	—	—	(3.7)
Net cash used in investing activities	—	(43.7)	(10.6)	(1.7)	—	—	(56.0)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	1,295.0	—	—	—	—	1,295.0
Repayments of borrowings under revolving credit facility	—	(1,483.2)	—	—	—	—	(1,483.2)
Repayments of long-term debt	—	(132.0)	—	—	—	—	(132.0)
Proceeds from issuance of long-term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long-term debt	—	(1,175.0)	—	—	—	—	(1,175.0)
Payment of debt financing costs	—	(26.3)	—	—	—	—	(26.3)
Net change in accounts payable-inventory financing	—	—	250.5	—	—	—	250.5
Advances to/from affiliates	—	552.6	(552.7)	0.1	—	—	—
Other financing activities	—	0.6	—	—	—	—	0.6
Net cash provided by (used in) financing activities	—	206.7	(302.2)	0.1	—	—	(95.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	69.2	14.7	(1.9)	—	(18.7)	63.3
Cash and cash equivalents – beginning of period	—	32.9	1.1	10.0	—	(7.4)	36.6
Cash and cash equivalents – end of period	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(245.6)	$665.2	$4.4	$—	$(0.3)	$423.7
Cash flows from investing activities:
Capital expenditures	—	(31.4)	(9.9)	(0.2)	—	—	(41.5)
Cash settlements on interest rate swap agreements	—	(78.2)	—	—	—	—	(78.2)
Premium payments on interest rate cap agreements	—	(5.9)	—	—	—	—	(5.9)
Other investing activities	—	0.2	—	—	—	—	0.2
Net cash used in investing activities	—	(115.3)	(9.9)	(0.2)	—	—	(125.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	770.8	—	—	—	—	770.8
Repayments of borrowings under revolving credit facility	—	(1,074.1)	—	—	—	—	(1,074.1)
Repayments of long-term debt	—	(16.5)	—	—	—	—	(16.5)
Proceeds from issuance of long-term debt	—	500.0	—	—	—	—	500.0
Payments to extinguish long-term debt	—	(500.0)	(18.6)	—	—	—	(518.6)
Payment of debt financing costs	—	(14.3)	—	—	—	—	(14.3)
Net change in accounts payable - inventory financing	—	—	3.2	—	—	—	3.2
Advances to/from affiliates	—	640.8	(639.2)	(1.6)	—	—	—
Other financing activities	—	(0.5)	(0.1)	—	—	—	(0.6)
Net cash provided by (used in) financing activities	—	306.2	(654.7)	(1.6)	—	—	(350.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4
Net (decrease) increase in cash and cash equivalents	—	(54.7)	0.6	3.0	—	(0.3)	(51.4)
Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0	—	(7.1)	88.0
Cash and cash equivalents – end of period	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6

Supplemental Guarantor Information
Supplemental Guarantor Information
The Senior Secured Notes, Senior Notes and Senior Subordinated Notes are guaranteed by Parent and each of CDW LLC’s direct and indirect, 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”). All guarantees by Parent and Guarantor Subsidiaries are joint and several, and full and unconditional; provided that each guarantee by the Guarantor Subsidiaries is subject to certain customary release provisions contained in the indentures governing the Senior Secured Notes, Senior Notes and Senior Subordinated Notes. CDW LLC's Canada subsidiary (the “Non-Guarantor Subsidiary”) does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are 100% owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is 100% owned by CDW LLC.
The following tables set forth condensed consolidating balance sheets as of March 31, 2013 and December 31, 2012, consolidating statements of operations for the three months ended March 31, 2013 and 2012, condensed consolidating statements of comprehensive income for the three months ended March 31, 2013 and 2012, and condensed consolidating statements of cash flows for the three months ended March 31, 2013 and 2012, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the “Parent Guarantor”), which has no independent assets or operations, the accounts of CDW LLC (the “Subsidiary Issuer”), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the “Co-Issuer”) for the periods indicated. The information was prepared on the same basis as the Company’s consolidated financial statements.
Condensed Consolidating Balance Sheet

March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1
Accounts receivable, net	—	—	1,193.0	71.5	—	—	1,264.5
Merchandise inventory	—	—	354.1	4.3	—	—	358.4
Miscellaneous receivables	—	49.7	95.9	5.9	—	—	151.5
Deferred income taxes	—	8.6	4.6	(0.1)	—	—	13.1
Prepaid expenses and other	—	16.2	34.7	0.6	—	—	51.5
Total current assets	—	197.9	1,690.2	98.4	—	(0.4)	1,986.1

Property and equipment, net	—	68.2	63.4	2.4	—	—	134.0
Goodwill	—	749.4	1,428.5	30.6	—	—	2,208.5
Other intangible assets, net	—	348.6	1,087.2	7.8	—	—	1,443.6
Deferred financing costs, net	—	49.3	—	—	—	—	49.3
Other assets	5.3	1.1	0.1	0.6	—	(5.9)	1.2
Investment from and advances to subsidiaries	158.5	2,881.2	—	—	—	(3,039.7)	—
Total assets	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable—trade	$—	$16.3	$591.1	$35.1	$—	$(0.4)	$642.1
Accounts payable—inventory financing	—	—	252.9	—	—	—	252.9
Deferred revenue	—	—	65.7	0.3	—	—	66.0
Accrued expenses	—	202.3	143.7	5.9	—	—	351.9
Total current liabilities	—	218.6	1,053.4	41.3	—	(0.4)	1,312.9

Long-term liabilities:
Debt	—	3,680.8	—	—	—	—	3,680.8
Deferred income taxes	—	186.5	426.1	1.7	—	(5.3)	609.0
Accrued interest	—	6.9	—	—	—	—	6.9
Other liabilities	—	44.4	3.8	1.7	—	(0.6)	49.3
Total long-term liabilities	—	3,918.6	429.9	3.4	—	(5.9)	4,346.0

Total shareholders’ equity	163.8	158.5	2,786.1	95.1	—	(3,039.7)	163.8
Total liabilities and shareholders’ equity	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Consolidating Statement of Operations

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,289.8	$121.9	$—	$—	$2,411.7
Cost of sales	—	—	1,902.1	107.6	—	—	2,009.7

Gross profit	—	—	387.7	14.3	—	—	402.0

Selling and administrative expenses	—	25.7	216.7	9.1	—	—	251.5
Advertising expense	—	—	29.6	0.8	—	—	30.4

(Loss) income from operations	—	(25.7)	141.4	4.4	—	—	120.1

Interest (expense) income, net	—	(72.2)	—	0.1	—	—	(72.1)
Net loss on extinguishments of long-term debt	—	(3.9)	—	—	—	—	(3.9)
Management fee	—	0.9	—	(0.9)	—	—	—
Other income, net	—	—	0.3	0.1	—	—	0.4

(Loss) income before income taxes	—	(100.9)	141.7	3.7	—	—	44.5

Income tax benefit (expense)	—	37.7	(53.0)	(0.9)	—	—	(16.2)

(Loss) income before equity in earnings of subsidiaries	—	(63.2)	88.7	2.8	—	—	28.3

Equity in earnings of subsidiaries	28.3	91.5	—	—	—	(119.8)	—

Net income	$28.3	$28.3	$88.7	$2.8	$—	$(119.8)	$28.3

Consolidating Statement of Operations

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,213.0	$106.2	$—	$—	$2,319.2
Cost of sales	—	—	1,842.0	92.6	—	—	1,934.6

Gross profit	—	—	371.0	13.6	—	—	384.6

Selling and administrative expenses	—	25.8	217.2	8.6	—	—	251.6
Advertising expense	—	—	28.6	0.8	—	—	29.4

(Loss) income from operations	—	(25.8)	125.2	4.2	—	—	103.6

Interest (expense) income, net	—	(79.2)	0.3	—	—	—	(78.9)
Net loss on extinguishments of long-term debt	—	(9.4)	—	—	—	—	(9.4)
Management fee	—	1.4	—	(1.4)	—	—	—
Other (expense) income, net	—	(0.3)	0.1	—	—	—	(0.2)

(Loss) income before income taxes	—	(113.3)	125.6	2.8	—	—	15.1

Income tax benefit (expense)	—	48.8	(52.2)	(0.8)	—	—	(4.2)

(Loss) income before equity in earnings of subsidiaries	—	(64.5)	73.4	2.0	—	—	10.9

Equity in earnings of subsidiaries	10.9	75.4	—	—	—	(86.3)	—

Net income	$10.9	$10.9	$73.4	$2.0	$—	$(86.3)	$10.9

Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$25.9	$25.9	$88.7	$0.4	$—	$(115.0)	$25.9

Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$12.8	$12.8	$73.4	$3.8	$—	$(90.0)	$12.8

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$9.7	$171.7	$7.1	$—	$19.5	$208.0

Cash flows from investing activities:
Capital expenditures	—	(7.8)	(1.0)	—	—	—	(8.8)
Net cash used in investing activities	—	(7.8)	(1.0)	—	—	—	(8.8)

Cash flows from financing activities:
Repayments of long-term debt	—	(40.0)	—	—	—	—	(40.0)
Payments to extinguish long-term debt	—	(53.1)	—	—	—	—	(53.1)
Net change in accounts payable-inventory financing	—	—	3.7	—	—	—	3.7
Advances from (to) affiliates	—	166.7	(166.5)	(0.2)	—	—	—
Other financing activities	—	(0.1)	—	—	—	—	(0.1)

Net cash provided by (used in) financing activities	—	73.5	(162.8)	(0.2)	—	—	(89.5)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.5)	—	—	(0.5)

Net increase in cash and cash equivalents	—	75.4	7.9	6.4	—	19.5	109.2

Cash and cash equivalents—beginning of period	—	48.0	—	9.8	—	(19.9)	37.9

Cash and cash equivalents—end of period	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10.0)	$250.9	$8.2	$—	$(26.1)	$223.0

Cash flows from investing activities:
Capital expenditures	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)
Net cash used in investing activities	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	148.0	—	—	—	—	148.0
Repayments of borrowings under revolving credit facility	—	(148.0)	—	—	—	—	(148.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(136.9)	—	—	—	—	(136.9)
Net change in accounts payable - inventory financing	—	—	(74.0)	—	—	—	(74.0)
Advances from (to) affiliates	—	167.7	(167.8)	0.1	—	—	—
Other financing activities	—	(2.2)	—	—	—	—	(2.2)

Net cash (used in) provided by financing activities	—	(36.7)	(241.8)	0.1	—	—	(278.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3

Net (decrease) increase in cash and cash equivalents	—	(49.5)	3.7	8.5	—	(26.1)	(63.4)

Cash and cash equivalents—beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9

Cash and cash equivalents—end of period	$—	$52.6	$19.5	$16.6	$—	$(52.2)	$36.5

Selected Quarterly Financial Results	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Selected Quarterly Financial Results
Selected Quarterly Financial Results (unaudited)

(in millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:
Corporate:
Medium/Large	$1,089.6	$1,124.7	$1,055.7	$1,178.5
Small Business	273.2	269.7	257.1	264.3
Total Corporate	1,362.8	1,394.4	1,312.8	1,442.8
Public:
Government	262.6	318.0	408.6	404.9
Education	221.7	349.5	394.7	226.4
Healthcare	333.3	372.9	360.4	370.0
Total Public	817.6	1,040.4	1,163.7	1,001.3
Other	138.8	149.9	146.8	156.9
Net sales	$2,319.2	$2,584.7	$2,623.3	$2,601.0
Gross profit	$384.6	$426.9	$432.7	$425.4
Income from operations	$103.6	$136.4	$139.7	$130.9
Net income	$10.9	$36.8	$38.0	$33.3

(in millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:
Corporate:
Medium/Large	$1,022.9	$1,075.0	$1,070.6	$1,118.6
Small Business	256.4	263.4	259.7	267.8
Total Corporate	1,279.3	1,338.4	1,330.3	1,386.4
Public:
Government	231.9	296.1	388.1	427.4
Education	214.6	343.3	415.7	224.1
Healthcare	277.4	311.8	319.3	307.5
Total Public	723.9	951.2	1,123.1	959.0
Other	126.4	122.5	128.0	133.9
Net sales	$2,129.6	$2,412.1	$2,581.4	$2,479.3
Gross profit	$350.4	$400.8	$420.0	$412.3
Income from operations	$91.7	$128.2	$139.7	$111.1
Net (loss) income	$(4.2)	$(34.8)	$37.1	$19.0

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 29, 2013, the Company entered into a new seven-year, $1,350.0 million aggregate principal amount senior secured term loan facility (the "New Term Loan Facility"). Substantially all of the proceeds were used to repay the $1,299.5 million outstanding aggregate principal amount of the Term Loan. The New Term Loan Facility was issued at a price of 99.75%. Borrowings under the New Term Loan Facility bear interest at LIBOR plus a margin ranging from 2.25% to 2.50% with a LIBOR floor of 1.00%. The New Term Loan Facility is subject to 0.25% quarterly amortization of the original principal amount, payable on a quarterly basis commencing with the quarter ending June 30, 2013. Additionally, the New Term Loan Facility is subject to similar requirements as was the Term Loan to make mandatory annual excess cash flow prepayments. Unlike the Term Loan, the New Term Loan Facility does not include a senior secured leverage ratio requirement or a hedging requirement. In connection with this refinancing, the Company expects to record a loss on extinguishment of long-term debt of $10.3 million in the consolidated statement of operations during the second quarter of 2013, primarily related to the write-off of unamortized deferred financing costs.
On May 31, 2013, the Company issued a conditional notice of redemption to the holders of the Senior Secured Notes notifying such holders that, subject to the completion of the Company's proposed initial public offering of its common shares, the Company will use a portion of the net proceeds received from such offering to redeem $175.0 million aggregate principal amount of Senior Secured Notes at a redemption price of 108.000% plus accrued and unpaid interest thereon to the date of redemption.
On June 6, 2013, the Company's Board of Directors and shareholder approved the reclassification of the Company's Class A common shares and Class B common shares into a single class of common shares and a 143.0299613-for-1 stock split. The par value of the common shares was maintained at $0.01 per share. All references to common shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect the reclassification and stock split on a retroactive basis.

Subsequent Events
On January 30, 2013, the Company made an optional prepayment of $40.0 million aggregate principal amount of the Term Loan. The prepayment was allocated on a pro rata basis between the extended and non-extended loans. The optional prepayment satisfied the excess cash flow payment provision of the Term Loan with respect to the year ended December 31, 2012.
On March 8, 2013, the Company redeemed $50.0 million aggregate principal amount of Senior Subordinated Notes at a redemption price that was 106.268% of the principal amount redeemed. Cash on hand was used to fund the redemption of $50.0 million aggregate principal amount, $3.1 million of redemption premium and $2.5 million in accrued and unpaid interest. In connection with this redemption, the Company recorded a loss on extinguishment of long-term debt of $3.9 million in the Company's consolidated statement of operations for the three months ended March 31, 2013. This loss represented $3.1 million in redemption premium and $0.8 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Subordinated Notes.
On April 29, 2013, the Company entered into a new seven-year, $1,350.0 million aggregate principal amount senior secured term loan facility (the "New Term Loan Facility"). Substantially all of the proceeds were used to repay the $1,299.5 million outstanding aggregate principal amount of the Term Loan. The New Term Loan Facility was issued at a price of 99.75%. Borrowings under the New Term Loan Facility bear interest at LIBOR plus a margin ranging from 2.25% to 2.50% with a LIBOR floor of 1.00%. The New Term Loan Facility is subject to 0.25% quarterly amortization of the original principal amount, payable on a quarterly basis commencing with the quarter ending June 30, 2013. Additionally, the New Term Loan Facility is subject to similar requirements as was the Term Loan to make mandatory annual excess cash flow prepayments. Unlike the Term Loan, the New Term Loan Facility does not include a senior secured leverage ratio requirement or a hedging requirement. In connection with this refinancing, the Company expects to record a loss on extinguishment of long-term debt of $10.3 million in the consolidated statement of operations during the second quarter of 2013, primarily related to the write-off of unamortized deferred financing costs.
On May 31, 2013, the Company issued a conditional notice of redemption to the holders of the Senior Secured Notes notifying such holders that, subject to the completion of the Company's proposed initial public offering of its common shares, the Company will use a portion of the net proceeds received from such offering to redeem $175.0 million aggregate principal amount of Senior Secured Notes at a redemption price of 108.000% plus accrued and unpaid interest thereon to the date of redemption.
On June 6, 2013, the Company's Board of Directors and shareholder approved the reclassification of the Company's Class A common shares and Class B common shares into a single class of common shares and a 143.0299613-for-1 stock split. The par value of the common shares was maintained at $0.01 per share. All references to common shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect the reclassification and stock split on a retroactive basis.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
Years ended December 31, 2012, 2011 and 2010

(in millions)
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Year Ended December 31, 2012	$5.4	$3.9	$(3.9)	$5.4
Year Ended December 31, 2011	5.0	3.6	(3.2)	5.4
Year Ended December 31, 2010	6.3	1.2	(2.5)	5.0

Reserve for sales returns:
Year Ended December 31, 2012	$4.5	$33.2	$(33.3)	$4.4
Year Ended December 31, 2011	3.2	32.0	(30.7)	4.5
Year Ended December 31, 2010	2.9	29.4	(29.1)	3.2

Description Of Business And Summary Of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Basis of Accounting, Policy
Basis of Presentation
The accompanying unaudited interim consolidated financial statements as of March 31, 2013 and for the three months ended March 31, 2013 and 2012 ("consolidated financial statements") have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial statements. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted pursuant to such rules and regulations. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 ("December 31, 2012 financial statements"). The significant accounting policies used in preparing these consolidated financial statements were applied on a basis consistent with those reflected in the December 31, 2012 financial statements, except as disclosed in Note 2. In the opinion of management, the consolidated financial statements contain all adjustments (consisting of a normal, recurring nature) necessary to present fairly the Company's financial position, results of operations, comprehensive income, cash flows and changes in shareholders' equity as of the dates and for the periods indicated. The unaudited consolidated statements of operations for such interim periods reported are not necessarily indicative of results for the full year.
CDW Corporation ("Parent") is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, L.L.C., certain other co-investors and certain members of CDW management.
Parent has two 100% owned subsidiaries, CDW LLC and CDW Finance Corporation. CDW LLC is an Illinois limited liability company that, together with its 100% owned subsidiaries, holds all material assets and conducts all business activities and operations. CDW Finance Corporation is a Delaware corporation formed for the sole purpose of acting as co-issuer of certain debt obligations as described in Note 10 and does not hold any material assets or engage in any business activities or operations.
Throughout this report, the terms “the Company” and “CDW” refer to Parent and its 100% owned subsidiaries.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
On October 12, 2007, CDW Corporation, an Illinois corporation, was acquired through a merger transaction by an entity controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners L.L.C. (the “Acquisition”). CDW Corporation continued as the surviving corporation and same legal entity after the Acquisition, but became a wholly owned subsidiary of VH Holdings, Inc., a Delaware corporation.
On December 31, 2009, CDW Corporation merged into CDWC LLC, an Illinois limited liability company owned by VH Holdings, Inc., with CDWC LLC as the surviving entity. This change had no impact on the operations or management of the Company. On December 31, 2009, CDWC LLC was renamed CDW LLC (“CDW LLC”). On August 17, 2010, VH Holdings, Inc. was renamed CDW Corporation (“Parent”).
Parent is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners L.L.C. (the “Equity Sponsors”), certain other co-investors and certain members of CDW management.
On August 6, 2010, CDW Finance Corporation, a Delaware corporation, was formed for the sole purpose of acting as a co-issuer of certain debt obligations as described in Note 7. CDW Finance Corporation is 100% owned by Parent and does not hold any material assets or engage in any business activities or operations.
Throughout this report, the terms “the Company” and “CDW” refer to Parent and its 100% owned subsidiaries.

Consolidation, Policy
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates, Policy
Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
The notes to the consolidated financial statements contained in the December 31, 2012 financial statements include an additional discussion of the significant accounting policies and estimates used in the preparation of the Company's consolidated financial statements. There have been no material changes to the Company's significant accounting policies and estimates during the three months ended March 31, 2013.

Use of Estimates
The preparation of the consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Reclassification, Policy	Reclassifications Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.	Reclassifications Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.
Cash and Cash Equivalents, Policy
Cash and Cash Equivalents
Cash and cash equivalents include all deposits in banks and short-term (original maturities of three months or less), highly liquid investments that are readily convertible to known amounts of cash and are so near maturity that there is insignificant risk of changes in value due to interest rate changes.

Accounts Receivable, Policy
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and typically do not bear interest. The Company provides allowances for doubtful accounts related to accounts receivable for estimated losses resulting from the inability of its customers to make required payments. The Company takes into consideration the overall quality of the receivable portfolio along with specifically identified customer risks.

Merchandise Inventory, Policy
Merchandise Inventory
Inventory is valued at the lower of cost or market value. Cost is determined using a weighted-average cost method. Price protection is recorded when earned as a reduction to the cost of inventory. The Company decreases the value of inventory for estimated obsolescence equal to the difference between the cost of inventory and the estimated market value, based upon an aging analysis of the inventory on hand, specifically known inventory-related risks, and assumptions about future demand and market conditions.

Miscellaneous Receivables, Policy
Miscellaneous Receivables
Miscellaneous receivables generally consist of amounts due from vendors. The Company receives incentives from vendors related to cooperative advertising allowances, volume rebates, bid programs, price protection and other programs. These incentives generally relate to written vendor agreements with specified performance requirements and are recorded as adjustments to cost of sales or inventory, depending on the nature of the incentive.

Property, Plant and Equipment, Policy
Property and Equipment
Property and equipment are stated at cost. The Company calculates depreciation expense using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of their useful lives or the initial lease term. Expenditures for major renewals and improvements that extend the useful life of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years

Goodwill and Other Intangible Assets, Policy
Goodwill and Other Intangible Assets
The Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The annual test for impairment is conducted as of December 1. The Company’s reporting units used to assess potential goodwill impairment are the same as its operating segments. The Company has the option of performing a qualitative assessment of a reporting unit's fair value from the last quantitative assessment or performing a quantitative assessment by comparing a reporting unit's estimated fair value to its carrying amount. Under the quantitative assessment, testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company’s fair value in an orderly transaction between market participants. This assessment uses significant accounting judgments, estimates and assumptions. Any changes in the judgments, estimates or assumptions used could produce significantly different results. During the years ended December 31, 2012, 2011 and 2010, the Company recorded no goodwill impairment charges. See Note 4 for more information on the Company’s evaluations of goodwill for impairment.
Intangible assets with determinable lives are amortized on a straight-line basis over their respective estimated useful lives. The cost of computer software developed or obtained for internal use is capitalized and amortized on a straight-line basis over the estimated useful life of the software. These intangible assets are reviewed for impairment when indicators are present using undiscounted cash flows. The Company uses the undiscounted cash flows, excluding interest charges, to assess the recoverability of the carrying value of such assets. To the extent carrying value exceeds the undiscounted cash flows, an impairment loss is recorded based upon the excess of the carrying value over fair value. In addition, each quarter the Company evaluates whether events and circumstances warrant a revision to the remaining estimated useful life of each of these intangible assets. If the Company were to determine that a change to the remaining estimated useful life of an intangible asset was necessary, then the remaining carrying amount of the intangible asset would be amortized prospectively over that revised remaining useful life. During the years ended December 31, 2012, 2011 and 2010, no impairment existed with respect to the Company’s intangible assets with determinable lives and no significant changes to the remaining useful lives were necessary. The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	3 to 5 years
Other	1 to 10 years

Deferred Charges, Policy
Deferred Financing Costs
Deferred financing costs, such as underwriting, financial advisory, professional fees and other similar fees are capitalized and recognized in interest expense over the estimated life of the related debt instrument using the effective interest method or straight-line method, as applicable.

Derivatives, Policy
Derivatives
The Company has entered into interest rate cap and swap agreements for the purpose of economically hedging its exposure to fluctuations in interest rates. These derivatives are recorded at fair value in the Company’s consolidated balance sheets.
For the Company’s interest rate swap agreements designated as cash flow hedges of interest rate risk, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company’s consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company’s consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. In the Company’s consolidated statements of cash flows, hedge activities are classified according to the nature of the derivative.
For the Company’s interest rate swap and cap agreements not designated as cash flow hedges of interest rate risk, changes in fair value of the derivatives are recorded directly to interest expense, net in the Company’s consolidated statements of operations.

Fair Value Measurement, Policy
Fair Value Measurements
Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 – observable inputs such as quoted prices for identical instruments traded in active markets.
Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

Accumulated Other Comprehensive Income, Policy
Accumulated Other Comprehensive Income (Loss)
Unrealized gains or losses on derivatives designated as cash flow hedges and foreign currency translation adjustments are included in shareholders’ equity (deficit) under accumulated other comprehensive income (loss).
The components of accumulated other comprehensive income (loss) are as follows:

(in millions)	December 31,
	2012	2011	2010
Unrealized loss on interest rate swap agreements, net of taxes of $0, $0 and $0.9, respectively	$—	$—	$(1.9)
Foreign currency translation adjustment	0.4	(2.1)	(0.3)
Accumulated other comprehensive income (loss)	$0.4	$(2.1)	$(2.2)

Revenue Recognition, Policy
Revenue Recognition
The Company is a primary distribution channel for a large group of vendors and suppliers, including original equipment manufacturers (“OEMs”), software publishers and wholesale distributors. The Company records revenue from sales transactions when title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, delivery has occurred and/or services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured. The Company's shipping terms typically specify F.O.B. destination, at which time title and risk of loss have passed to the customer.
Revenues from the sales of hardware products or software products and licenses are generally recognized on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recorded as cost of sales. These items can be delivered to customers in a variety of ways, including (i) as physical product shipped from the Company's warehouse, (ii) via drop-shipment by the vendor or supplier, or (iii) via electronic delivery for software licenses. At the time of sale, the Company records an estimate for sales returns and allowances based on historical experience. The Company's vendor partners warrant most of the products the Company sells.
The Company leverages drop-shipment arrangements with many of its vendors and suppliers to deliver products to its customers without having to physically hold the inventory at its warehouses, thereby increasing efficiency and reducing costs. The Company recognizes revenue for drop-shipment arrangements on a gross basis upon delivery to the customer with contract terms that typically specify F.O.B. destination.
Revenue from professional services is either recognized as incurred for services billed at an hourly rate or recognized using a proportional performance model for services provided at a fixed fee. Revenue from Software as a Service arrangements, Infrastructure as a Service arrangements, and data center services, including internet connectivity, web hosting, server co-location and managed services, is recognized over the period service is provided.
The Company also sells certain products for which it acts as an agent. Products in this category include the sale of third-party services, warranties, software assurance (“SA”) or third-party hosted Software as a Service and Infrastructure as a Service arrangements. SA is a product that allows customers to upgrade, at no additional cost, to the latest technology if new applications are introduced during the period that the SA is in effect. These sales do not meet the criteria for gross sales recognition, and thus are recognized on a net basis at the time of sale. Under net sales recognition, the cost paid to the vendor or third-party service provider is recorded as a reduction to sales, resulting in net sales being equal to the gross profit on the transaction.
The Company's larger customers are offered the opportunity by certain of its vendors to purchase software licenses and SA under enterprise agreements (“EAs”). Under EAs, customers are considered to be compliant with applicable license requirements for the ensuing year, regardless of changes to their employee base. Customers are charged an annual true-up fee for changes in the number of users over the year. With most EAs, the Company's vendors will transfer the license and bill the customer directly, paying resellers such as the Company an agency fee or commission on these sales. The Company records these fees as a component of net sales as earned and there is no corresponding cost of sales amount. In certain instances, the Company bills the customer directly under an EA and accounts for the individual items sold based on the nature of the item. The Company's vendors typically dictate how the EA will be sold to the customer.
From time to time, the Company sells some of its products and services as part of bundled contract arrangements containing multiple deliverables, which may include a combination of products and services. For each deliverable that represents a separate unit of accounting, revenue is allocated based upon the relative selling prices of each element as determined by the Company's selling price for the deliverable when it is sold on a stand-alone basis.
The Company records freight billed to its customers as net sales and the related freight costs as a cost of sales.
Deferred revenue includes (1) payments received from customers in advance of providing the product or performing services, and (2) amounts deferred if other conditions of revenue recognition have not been met.
The Company performs an analysis of the estimated number of days of sales in-transit to customers at the end of each period based on a weighted-average analysis of commercial delivery terms that includes drop-shipment arrangements. This analysis is the basis upon which the Company estimates the amount of sales in-transit at the end of the period and adjusts revenue and the related costs to reflect only what has been received by the customer. Changes in delivery patterns may result in a different number of business days used in making this adjustment and could have a material impact on the Company's revenue recognition for the period.

Sales Tax, Policy		Sales Taxes Sales tax amounts collected from customers for remittance to governmental authorities are presented on a net basis in the Company’s consolidated statements of operations.
Advertising Cost, Policy
Advertising
Advertising costs are generally charged to expense in the period incurred. Cooperative reimbursements from vendors are recorded in the period the related advertising expenditure is incurred. The Company classifies vendor consideration as a reduction of cost of sales.

Equity-based Compensation, Policy
Equity-Based Compensation
The Company measures all equity-based payments using a fair-value-based method and records compensation expense over the requisite service period in its consolidated financial statements. Forfeiture rates have been developed based upon historical experience.

Interest Expense, Policy
Interest Expense
Interest expense is typically recognized in the period incurred at the applicable interest rate in effect. For increasing-rate debt, the Company determines the periodic interest cost using the effective interest method over the estimated outstanding term of the debt. The difference between interest expense recorded and cash interest paid is reflected as short-term or long-term accrued interest in the Company’s consolidated balance sheets.

Foreign Currency Translation, Policy
Foreign Currency Translation
The Company’s functional currency is the U.S. dollar. The functional currency of the Company’s Canadian subsidiary is the local currency, the Canadian dollar. Assets and liabilities of this subsidiary are translated at the spot rate in effect at the applicable reporting date and the consolidated results of operations are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as accumulated other comprehensive income (loss), which is reflected as a separate component of shareholders’ equity (deficit).

Income Tax, Policy
Income Taxes
Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company performs an evaluation of the realizability of deferred tax assets on a quarterly basis. This evaluation requires its use of estimates and assumptions and considers all positive and negative evidence and factors, such as the scheduled reversal of temporary differences, the mix of earnings in the jurisdictions in which the Company operates, and prudent and feasible tax planning strategies.

The Company accounts for unrecognized tax benefits based upon its assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company reports a liability for unrecognized tax benefits resulting from unrecognized tax benefits taken or expected to be taken in a tax return and recognizes interest and penalties, if any, related to its unrecognized tax benefits in income tax expense.

Recent Accounting Pronouncements Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
Testing Goodwill for Impairment
In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-08 which was intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If an entity concludes that it is more likely than not that a reporting unit's fair value is equal to or greater than its carrying amount using the qualitative assessment, the entity would not be required to perform the two-step goodwill impairment test for that reporting unit. This update was effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.
Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, which amended guidance on the presentation of comprehensive income. The new guidance eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. It required an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, the FASB issued ASU 2011-12 in December 2011, which deferred changes in ASU 2011-05 that relate to the presentation of reclassification adjustments between other comprehensive income and net income. The guidance did not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. These updates were to be applied retrospectively and were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 and ASU 2011-12 as of January 1, 2012. As this guidance impacts presentation only, the adoption did not have an impact on the Company's consolidated financial position, results of operations or cash flows.
Fair Value Measurements
In May 2011, the FASB issued ASU 2011-04. The new guidance resulted in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). The new guidance did not extend the use of fair value accounting, but provided guidance on how it should be applied where its use is already required or permitted by other standards within GAAP or IFRS. This update was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance on January 1, 2012 did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Description Of Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive income (loss) are as follows:

(in millions)	December 31,
	2012	2011	2010
Unrealized loss on interest rate swap agreements, net of taxes of $0, $0 and $0.9, respectively	$—	$—	$(1.9)
Foreign currency translation adjustment	0.4	(2.1)	(0.3)
Accumulated other comprehensive income (loss)	$0.4	$(2.1)	$(2.2)

Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	3 to 5 years
Other	1 to 10 years
The following table presents a summary of intangible assets at December 31, 2012 and 2011:

(in millions)
December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$1,861.7	$733.3	$1,128.4
Trade name	421.0	109.9	311.1
Internally developed software	97.4	60.1	37.3
Other	3.3	1.6	1.7
Total	$2,383.4	$904.9	$1,478.5

December 31, 2011
Customer relationships	$1,861.4	$593.2	$1,268.2
Trade name	421.0	88.8	332.2
Internally developed software	77.1	43.3	33.8
Other	3.3	1.5	1.8
Total	$2,362.8	$726.8	$1,636.0

Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years
Property and equipment consisted of the following:

(in millions)	December 31,
	2012	2011
Land	$27.7	$27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104.0	102.1
Computer and data processing equipment	56.4	49.7
Computer software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17.0
Total property and equipment	302.7	294.3
Less accumulated depreciation	160.0	140.0
Net property and equipment	$142.7	$154.3

Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years
Property and equipment consisted of the following:

(in millions)	December 31,
	2012	2011
Land	$27.7	$27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104.0	102.1
Computer and data processing equipment	56.4	49.7
Computer software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17.0
Total property and equipment	302.7	294.3
Less accumulated depreciation	160.0	140.0
Net property and equipment	$142.7	$154.3

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table presents the change in goodwill by segment for the years ended December 31, 2012 and 2011:

(in millions)	Corporate	Public	Other (1)	Consolidated

Balances as of December 31, 2010:
Goodwill	$2,794.4	$1,261.4	$107.1	$4,162.9
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$78.8	$2,209.1

2011 Activity:
Translation adjustment	$—	$—	$(0.7)	$(0.7)
	$—	$—	$(0.7)	$(0.7)

Balances as of December 31, 2011:
Goodwill	$2,794.4	$1,261.4	$106.4	$4,162.2
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$78.1	$2,208.4

2012 Activity:
Translation adjustment	$—	$—	$0.9	$0.9
	$—	$—	$0.9	$0.9

Balances as of December 31, 2012:
Goodwill	$2,794.4	$1,261.4	$107.3	$4,163.1
Accumulated impairment charges	(1,571.4)	(354.1)	(28.3)	(1,953.8)
	$1,223.0	$907.3	$79.0	$2,209.3
(1)Other is comprised of CDW Advanced Services and Canada reporting units.

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	3 to 5 years
Other	1 to 10 years
The following table presents a summary of intangible assets at December 31, 2012 and 2011:

(in millions)
December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$1,861.7	$733.3	$1,128.4
Trade name	421.0	109.9	311.1
Internally developed software	97.4	60.1	37.3
Other	3.3	1.6	1.7
Total	$2,383.4	$904.9	$1,478.5

December 31, 2011
Customer relationships	$1,861.4	$593.2	$1,268.2
Trade name	421.0	88.8	332.2
Internally developed software	77.1	43.3	33.8
Other	3.3	1.5	1.8
Total	$2,362.8	$726.8	$1,636.0

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated future amortization expense related to intangible assets for the next five years is as follows:

(in millions)
Years ending December 31,
2013	$177.4
2014	173.6
2015	166.3
2016	162.2
2017	161.6

Inventory Financing Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Financing Agreements [Abstract]
Inventory Financing Agreements [Table Text Block]
The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	March 31, 2013	December 31, 2012
Revolving Loan inventory financing agreement	$252.8	$248.3
Other inventory financing agreements	0.1	0.9
Accounts payable-inventory financing	$252.9	$249.2

The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	December 31,
	2012	2011
Revolving Loan inventory financing agreement	$248.3	$240.7
Other inventory financing agreements	0.9	38.0
Accounts payable-inventory financing	$249.2	$278.7

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum lease payments are as follows:

(in millions)
Years ending December 31,
2013	$18.3
2014	18.3
2015	17.6
2016	13.1
2017	10.6
Thereafter	28.3
Total future minimum lease payments	$106.2

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Carrying Value of Long-Term Debt
Long-term debt was as follows:

(dollars in millions)	Interest Rate (1)	March 31, 2013	December 31, 2012
Senior secured asset-based revolving credit facility	—%	$—	$—
Senior secured term loan facility	3.9%	1,299.5	1,339.5
Senior secured notes due 2018	8.0%	500.0	500.0
Senior notes due 2019	8.5%	1,305.0	1,305.0
Unamortized premium on senior notes due 2019		4.8	5.0
Senior subordinated notes due 2017	12.535%	571.5	621.5
Senior notes due 2015	—%	—	—
Total long-term debt		3,680.8	3,771.0
Less current maturities of long-term debt		—	(40.0)
Long-term debt, excluding current maturities		$3,680.8	$3,731.0
(1)Weighted-average interest rate at March 31, 2013.

Long-term debt was as follows:

(dollars in millions)		December 31,
	Interest Rate (1)	2012	2011
Senior secured asset-based revolving credit facility	—%	$—	$—
Senior secured term loan facility	3.9%	1,339.5	1,540.5
Senior secured notes due 2018	8.0%	500.0	500.0
Senior notes due 2019	8.5%	1,305.0	1,175.0
Unamortized premium on senior notes due 2019		5.0	—
Senior subordinated notes due 2017	12.535%	621.5	721.5
Senior notes due 2015	—%	—	129.0
Total long-term debt		3,771.0	4,066.0
Less current maturities of long-term debt		(40.0)	(201.0)
Long-term debt, excluding current maturities		$3,731.0	$3,865.0
(1)Weighted-average interest rate as of December 31, 2012.

Schedule of Long-term Debt Maturities	As of December 31, 2012, the maturities of long-term debt were as follows:

(in millions)
Years ending December 31,
2013	$40.0
2014	408.7
2015	—
2016	—
2017	1,512.3
Thereafter	1,805.0
$3,766.0

Deferred Financing Costs Disclosure
The following table summarizes the deferred financing costs activity for the years ended December 31, 2012 and 2011:

(in millions)	December 31,
	2012	2011
Beginning balance	$68.5	$79.7
Additional costs capitalized	2.1	26.3
Recognized in interest expense	(14.4)	(15.7)
Write-off of unamortized deferred financing costs	(3.0)	(21.8)
Ending balance	$53.2	$68.5

Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2012 and 2011:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		December 31,		December 31,
		2012	2011	2012	2011
Derivatives not designated as hedging instruments
Interest rate cap agreements	Other assets	$0.1	$0.7	$—	$—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Derivative instruments carried at fair value as of December 31, 2012 were classified in the fair value hierarchy as follows:

(in millions)
	Level 1	Level 2	Level 3	Total
Interest rate cap agreements	$—	$0.1	$—	$0.1

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments
(in millions)	Amount of Loss Recognized in Interest Expense, net
	2012	2011		2010
Interest rate cap agreements	$(0.9)	$(4.2)		$(4.7)
Total	$(0.9)	$(4.2)		$(4.7)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in Other Comprehensive Income (Effective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$—		$(35.7)	(2)
Total	$—	$—		$(35.7)

	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Interest Expense, net (Effective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$(2.8)	(1)	$(77.3)	(3)
Total	$—	$(2.8)		$(77.3)

	Amount of Gain Recognized in Interest Expense, net (Ineffective Portion)
	2012	2011		2010
Interest rate swap agreements	$—	$—		$25.8	(4)
Total	$—	$—		$25.8

(1)
The Company reclassified realized losses of $2.8 million from accumulated other comprehensive loss to net income, or $1.9 million net of tax as reflected on the Company's consolidated statement of shareholders' equity (deficit).

(2)
The Company recorded changes in unrealized losses of $35.7 million in accumulated other comprehensive loss. A net amount of $32.1 million was reflected in the consolidated statement of shareholders’ equity (deficit), primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.

(3)
The Company reclassified realized losses of $77.3 million from accumulated other comprehensive loss to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders’ equity (deficit).

(4)
The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes was taxed under the following jurisdictions:

(in millions)	Years Ended December 31,
	2012	2011	2010
Domestic	$170.3	$11.4	$(48.8)
Foreign	15.8	16.9	11.8
Total	$186.1	$28.3	$(37.0)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of the income tax expense (benefit) consisted of the following:

(in millions)	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$110.3	$17.9	$(10.6)
State	8.0	(0.6)	4.3
Foreign	5.1	4.1	2.8
Total current	123.4	21.4	(3.5)
Deferred:
Domestic	(56.2)	(9.9)	(3.5)
Foreign	(0.1)	(0.3)	(0.8)
Total deferred	(56.3)	(10.2)	(4.3)
Income tax expense (benefit)	$67.1	$11.2	$(7.8)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory tax rate expressed as a percentage of income (loss) before income taxes and the effective tax rate is as follows:

(dollars in millions)	December 31,
	2012		2011		2010
Statutory federal income tax rate	$65.1	35.0%	$9.9	35.0%	$(13.0)	35.0%
State taxes, net of federal effect	0.4	0.2%	(3.4)	(11.8)%	0.9	(2.5)%
Equity-based compensation	5.7	3.1%	5.1	17.9%	3.9	(10.4)%
Effect of rates different than statutory	(1.4)	(0.8)%	(1.1)	(4.0)%	(0.4)	1.0%
Valuation allowance	—	—%	(0.9)	(3.1)%	0.9	(2.5)%
Other	(2.7)	(1.5)%	1.6	5.7%	(0.1)	0.5%
Effective tax rate	$67.1	36.0%	$11.2	39.7%	$(7.8)	21.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

(in millions)	December 31,
	2012	2011
Deferred Tax Assets:
Deferred interest	$58.3	$63.6
State net operating loss and credit carryforwards, net	18.0	14.6
Payroll and benefits	16.7	12.9
Equity compensation plans	10.3	7.5
Accounts receivable	4.2	4.4
Charitable contribution carryforward	4.1	9.0
Deferred financing costs	2.3	2.7
Interest rate caps/hedge agreements	1.8	2.6
Trade credits	1.8	2.4
Other	8.4	10.3
Total deferred tax assets	125.9	130.0

Deferred Tax Liabilities:
Software and intangibles	551.4	607.7
Deferred income	146.3	146.4
Property and equipment	29.3	35.1
Other	9.1	8.2
Total deferred tax liabilities	736.1	797.4

Deferred tax asset valuation allowance	—	—

Net deferred tax liability	$610.2	$667.4

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance as of January 1	$—	$—	$11.3
Additions for tax positions related to current year	—	—	—
Additions for tax positions with respect to prior years	—	—	—
Reductions for tax positions with respect to prior years	—	—	(11.3)
Reductions for tax positions as a result of:
Settlements	—	—	—
Lapse of statute of limitations	—	—	—
Balance as of December 31	$—	$—	$—

Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Arrangements with Employees and Nonemployees [Abstract]
Schedule of Share-based Payment Award, Equity Investments other than Options, Valuation Assumptions [Table Text Block]
The following table summarizes the assumptions and resulting fair value of the Class B Common Unit grants for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Assumptions	2012	2011	2010
Weighted-Average Grant Date Fair Value	$125.65	$148.89	$130.45
Weighted-Average Volatility	65.26%	82.87%	97.86%
Weighted-Average Risk-Free Rate	0.19%	0.84%	2.32%
Dividend Yield	0.00%	0.00%	0.00%

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table sets forth the summary of equity plan activity for the three months ended March 31, 2013

Equity Awards	Class B Common Units (1)		MPK Plan Units (1) (2)
Outstanding at January 1, 2013	216,483		66,137
Granted	400		—
Forfeited	(665)		(1,534)	(3)
Repurchased/Settled	(126)	(4)	(482)	(4)
Outstanding at March 31, 2013	216,092		64,121
Vested at March 31, 2013	125,903		112	(5)

(1)
The weighted-average grant date fair market value for Class B Common Units granted during the period ended March 31, 2013 is $119.00. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for the Company's former chief executive officer is $279.58. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants' accounts.

(3)
The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of March 31, 2013, the Company owed a contribution of 1,534 units.

(4)
Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.

The following table sets forth the summary of equity plan activity for the year ended December 31, 2012:

Equity Awards	Class B Common Units (1)		MPK Plan Units (1) (2)
Outstanding at January 1, 2012	202,908		70,113

Granted	16,008		—
Forfeited	(1,615)		(3,366)	(3)
Repurchased/Settled	(818)	(4)	(610)	(4)
Outstanding at December 31, 2012	216,483		66,137
Vested at December 31, 2012	115,198		450	(5)

(1)
The weighted-average grant date fair market value for Class B Common Units granted during the period ended December 31, 2012 is $125.65. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for Mr. Edwardson is $260.26. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants' accounts.

(3)
The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December 31, 2012, the Company owed a contribution for 777 units.

(4)
Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.

Earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following is a reconciliation of basic shares to diluted shares:

	March 31,
(in millions)	2013	2012
Weighted-average shares - basic	145.2	145.0
Effect of dilutive securities	0.9	0.8
Weighted-average shares - diluted	146.1	145.8

The following is a reconciliation of basic shares to diluted shares:

	December 31,
(in millions)	2012	2011	2010
Weighted-average shares - basic	145.1	144.8	144.4
Effect of dilutive securities	0.7	0.1	—
Weighted-average shares - diluted	145.8	144.9	144.4

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The following table presents net sales by major category for the years ended December 31, 2012, 2011 and 2010. Categories are based upon internal classifications. Amounts for the years ended December 31, 2011 and 2010 have been reclassified for certain changes in individual product classifications to conform to the presentation for the year ended December 31, 2012.

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales
Notebooks/Mobile Devices	$1,470.8	14.5%	$1,333.8	13.9%	$1,142.6	13.0%
NetComm Products	1,350.6	13.3	1,241.4	12.9	1,142.0	13.0
Enterprise and Data Storage (Including Drives)	975.1	9.6	916.9	9.5	844.1	9.6
Other Hardware	4,111.1	40.6	4,039.2	42.1	3,783.5	43.0
Software	1,886.6	18.6	1,781.6	18.6	1,621.8	18.4
Services	285.2	2.8	254.6	2.7	214.9	2.4
Other (1)	48.8	0.6	34.9	0.3	52.3	0.6
Total net sales	$10,128.2	100.0%	$9,602.4	100.0%	$8,801.2	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents information about the Company’s segments for the three months ended March 31, 2013 and 2012:

(in millions)	Corporate	Public	Other	Headquarters	Total
Three Months Ended March 31, 2013:
Net sales	$1,403.9	$846.8	$161.0	$—	$2,411.7
Income (loss) from operations	94.1	45.6	6.1	(25.7)	120.1
Depreciation and amortization expense	(24.4)	(11.0)	(2.3)	(14.3)	(52.0)

Three Months Ended March 31, 2012:
Net sales	$1,362.8	$817.6	$138.8	$—	$2,319.2
Income (loss) from operations	84.8	42.1	2.5	(25.8)	103.6
Depreciation and amortization expense	(24.3)	(11.0)	(2.3)	(14.9)	(52.5)

The following table presents information about the Company’s segments for the years ended December 31, 2012, 2011 and 2010:

(in millions)	Corporate	Public	Other	Headquarters	Total
2012:
Net sales	$5,512.8	$4,023.0	$592.4	$—	$10,128.2
Income (loss) from operations	349.0	246.7	18.6	(103.7)	510.6
Depreciation and amortization expense	(97.6)	(44.0)	(9.3)	(59.3)	(210.2)

2011:
Net sales	$5,334.4	$3,757.2	$510.8	$—	$9,602.4
Income (loss) from operations	331.6	233.3	17.5	(111.7)	470.7
Depreciation and amortization expense	(97.4)	(43.9)	(8.7)	(54.9)	(204.9)

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Depreciation and amortization expense	(97.4)	(44.2)	(8.9)	(58.9)	(209.4)

Supplemental Guarantor Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Information [Abstract]
Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$9.7	$171.7	$7.1	$—	$19.5	$208.0

Cash flows from investing activities:
Capital expenditures	—	(7.8)	(1.0)	—	—	—	(8.8)
Net cash used in investing activities	—	(7.8)	(1.0)	—	—	—	(8.8)

Cash flows from financing activities:
Repayments of long-term debt	—	(40.0)	—	—	—	—	(40.0)
Payments to extinguish long-term debt	—	(53.1)	—	—	—	—	(53.1)
Net change in accounts payable-inventory financing	—	—	3.7	—	—	—	3.7
Advances from (to) affiliates	—	166.7	(166.5)	(0.2)	—	—	—
Other financing activities	—	(0.1)	—	—	—	—	(0.1)

Net cash provided by (used in) financing activities	—	73.5	(162.8)	(0.2)	—	—	(89.5)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.5)	—	—	(0.5)

Net increase in cash and cash equivalents	—	75.4	7.9	6.4	—	19.5	109.2

Cash and cash equivalents—beginning of period	—	48.0	—	9.8	—	(19.9)	37.9

Cash and cash equivalents—end of period	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1
Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10.0)	$250.9	$8.2	$—	$(26.1)	$223.0

Cash flows from investing activities:
Capital expenditures	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)
Net cash used in investing activities	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	148.0	—	—	—	—	148.0
Repayments of borrowings under revolving credit facility	—	(148.0)	—	—	—	—	(148.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(136.9)	—	—	—	—	(136.9)
Net change in accounts payable - inventory financing	—	—	(74.0)	—	—	—	(74.0)
Advances from (to) affiliates	—	167.7	(167.8)	0.1	—	—	—
Other financing activities	—	(2.2)	—	—	—	—	(2.2)

Net cash (used in) provided by financing activities	—	(36.7)	(241.8)	0.1	—	—	(278.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3

Net (decrease) increase in cash and cash equivalents	—	(49.5)	3.7	8.5	—	(26.1)	(63.4)

Cash and cash equivalents—beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9

Cash and cash equivalents—end of period	$—	$52.6	$19.5	$16.6	$—	$(52.2)	$36.5

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(204.3)	$514.2	$1.3	$—	$6.2	$317.4
Cash flows from investing activities:
Capital expenditures	—	(27.0)	(14.0)	(0.4)	—	—	(41.4)
Premium payments on interest rate cap agreements	—	(0.3)	—	—	—	—	(0.3)
Net cash used in investing activities	—	(27.3)	(14.0)	(0.4)	—	—	(41.7)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	289.0	—	—	—	—	289.0
Repayments of borrowings under revolving credit facility	—	(289.0)	—	—	—	—	(289.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(243.2)	—	—	—	—	(243.2)
Payment of debt financing costs	—	(2.1)	—	—	—	—	(2.1)
Net change in accounts payable-inventory financing	—	—	(29.5)	—	—	—	(29.5)
Advances to/from affiliates	—	486.0	(486.5)	0.5	—	—	—
Other financing activities	—	2.1	—	—	—	—	2.1
Net cash provided by (used in) financing activities	—	177.5	(516.0)	0.5	—	—	(338.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3
Net (decrease) increase in cash and cash equivalents	—	(54.1)	(15.8)	1.7	—	6.2	(62.0)
Cash and cash equivalents – beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9
Cash and cash equivalents – end of period	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(93.8)	$327.5	$(0.3)	$—	$(18.7)	$214.7
Cash flows from investing activities:
Capital expenditures	—	(33.4)	(10.6)	(1.7)	—	—	(45.7)
Cash settlements on interest rate swap agreements	—	(6.6)	—	—	—	—	(6.6)
Premium payments on interest rate cap agreements	—	(3.7)	—	—	—	—	(3.7)
Net cash used in investing activities	—	(43.7)	(10.6)	(1.7)	—	—	(56.0)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	1,295.0	—	—	—	—	1,295.0
Repayments of borrowings under revolving credit facility	—	(1,483.2)	—	—	—	—	(1,483.2)
Repayments of long-term debt	—	(132.0)	—	—	—	—	(132.0)
Proceeds from issuance of long-term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long-term debt	—	(1,175.0)	—	—	—	—	(1,175.0)
Payment of debt financing costs	—	(26.3)	—	—	—	—	(26.3)
Net change in accounts payable-inventory financing	—	—	250.5	—	—	—	250.5
Advances to/from affiliates	—	552.6	(552.7)	0.1	—	—	—
Other financing activities	—	0.6	—	—	—	—	0.6
Net cash provided by (used in) financing activities	—	206.7	(302.2)	0.1	—	—	(95.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	69.2	14.7	(1.9)	—	(18.7)	63.3
Cash and cash equivalents – beginning of period	—	32.9	1.1	10.0	—	(7.4)	36.6
Cash and cash equivalents – end of period	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9
Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(245.6)	$665.2	$4.4	$—	$(0.3)	$423.7
Cash flows from investing activities:
Capital expenditures	—	(31.4)	(9.9)	(0.2)	—	—	(41.5)
Cash settlements on interest rate swap agreements	—	(78.2)	—	—	—	—	(78.2)
Premium payments on interest rate cap agreements	—	(5.9)	—	—	—	—	(5.9)
Other investing activities	—	0.2	—	—	—	—	0.2
Net cash used in investing activities	—	(115.3)	(9.9)	(0.2)	—	—	(125.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	770.8	—	—	—	—	770.8
Repayments of borrowings under revolving credit facility	—	(1,074.1)	—	—	—	—	(1,074.1)
Repayments of long-term debt	—	(16.5)	—	—	—	—	(16.5)
Proceeds from issuance of long-term debt	—	500.0	—	—	—	—	500.0
Payments to extinguish long-term debt	—	(500.0)	(18.6)	—	—	—	(518.6)
Payment of debt financing costs	—	(14.3)	—	—	—	—	(14.3)
Net change in accounts payable - inventory financing	—	—	3.2	—	—	—	3.2
Advances to/from affiliates	—	640.8	(639.2)	(1.6)	—	—	—
Other financing activities	—	(0.5)	(0.1)	—	—	—	(0.6)
Net cash provided by (used in) financing activities	—	306.2	(654.7)	(1.6)	—	—	(350.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4
Net (decrease) increase in cash and cash equivalents	—	(54.7)	0.6	3.0	—	(0.3)	(51.4)
Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0	—	(7.1)	88.0
Cash and cash equivalents – end of period	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6

Schedule of Condensed Comprehensive Income (Loss) [Table Text Block]
Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$12.8	$12.8	$73.4	$3.8	$—	$(90.0)	$12.8
Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$25.9	$25.9	$88.7	$0.4	$—	$(115.0)	$25.9

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$17.2	$17.2	$343.7	$2.0	$—	$(362.9)	$17.2
Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive (loss) income	$(10.1)	$(10.1)	$338.9	$13.6	$—	$(342.4)	$(10.1)
Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$121.5	$121.5	$322.8	$13.2	$—	$(457.5)	$121.5

Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0
Condensed Consolidating Balance Sheet

March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1
Accounts receivable, net	—	—	1,193.0	71.5	—	—	1,264.5
Merchandise inventory	—	—	354.1	4.3	—	—	358.4
Miscellaneous receivables	—	49.7	95.9	5.9	—	—	151.5
Deferred income taxes	—	8.6	4.6	(0.1)	—	—	13.1
Prepaid expenses and other	—	16.2	34.7	0.6	—	—	51.5
Total current assets	—	197.9	1,690.2	98.4	—	(0.4)	1,986.1

Property and equipment, net	—	68.2	63.4	2.4	—	—	134.0
Goodwill	—	749.4	1,428.5	30.6	—	—	2,208.5
Other intangible assets, net	—	348.6	1,087.2	7.8	—	—	1,443.6
Deferred financing costs, net	—	49.3	—	—	—	—	49.3
Other assets	5.3	1.1	0.1	0.6	—	(5.9)	1.2
Investment from and advances to subsidiaries	158.5	2,881.2	—	—	—	(3,039.7)	—
Total assets	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable—trade	$—	$16.3	$591.1	$35.1	$—	$(0.4)	$642.1
Accounts payable—inventory financing	—	—	252.9	—	—	—	252.9
Deferred revenue	—	—	65.7	0.3	—	—	66.0
Accrued expenses	—	202.3	143.7	5.9	—	—	351.9
Total current liabilities	—	218.6	1,053.4	41.3	—	(0.4)	1,312.9

Long-term liabilities:
Debt	—	3,680.8	—	—	—	—	3,680.8
Deferred income taxes	—	186.5	426.1	1.7	—	(5.3)	609.0
Accrued interest	—	6.9	—	—	—	—	6.9
Other liabilities	—	44.4	3.8	1.7	—	(0.6)	49.3
Total long-term liabilities	—	3,918.6	429.9	3.4	—	(5.9)	4,346.0

Total shareholders’ equity	163.8	158.5	2,786.1	95.1	—	(3,039.7)	163.8
Total liabilities and shareholders’ equity	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	5,720.0
Condensed Consolidating Balance Sheet

December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9
Accounts receivable, net	—	—	1,216.0	57.0	—	—	1,273.0
Merchandise inventory	—	—	318.0	3.7	—	—	321.7
Miscellaneous receivables	—	47.3	93.3	3.0	—	—	143.6
Deferred income taxes	—	19.5	5.0	0.1	—	—	24.6
Prepaid expenses and other	—	11.0	23.5	0.2	—	—	34.7
Total current assets	—	179.9	1,671.6	72.1	—	(26.1)	1,897.5

Property and equipment, net	—	80.9	70.6	2.8	—	—	154.3
Goodwill	—	749.4	1,428.4	30.6	—	—	2,208.4
Other intangible assets, net	—	366.0	1,261.0	9.0	—	—	1,636.0
Deferred financing costs, net	—	68.5	—	—	—	—	68.5
Other assets	6.0	1.5	1.4	0.1	—	(6.0)	3.0
Investment in and advances to subsidiaries	(13.3)	3,038.7	—	—	—	(3,025.4)	—
Total assets	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Liabilities and Shareholders’ (Deficit) Equity

Current liabilities:
Accounts payable-trade	$—	$17.6	$503.7	$22.6	$—	$(26.1)	$517.8
Accounts payable-inventory financing	—	—	278.7	—	—	—	278.7
Current maturities of long-term debt	—	201.0	—	—	—	—	201.0
Deferred revenue	—	—	45.9	—	—	—	45.9
Accrued expenses	—	162.5	146.2	7.3	—	—	316.0
Total current liabilities	—	381.1	974.5	29.9	—	(26.1)	1,359.4

Long-term liabilities:
Debt	—	3,865.0	—	—	—	—	3,865.0
Deferred income taxes	—	199.3	496.9	1.8	—	(6.0)	692.0
Accrued interest	—	13.0	—	—	—	—	13.0
Other liabilities	—	39.8	4.3	1.5	—	—	45.6
Total long-term liabilities	—	4,117.1	501.2	3.3	—	(6.0)	4,615.6

Total shareholders’ (deficit) equity	(7.3)	(13.3)	2,957.3	81.4	—	(3,025.4)	(7.3)
Total liabilities and shareholders’ (deficit) equity	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Schedule of Condensed Income Statement [Table Text Block]
Consolidating Statement of Operations

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,289.8	$121.9	$—	$—	$2,411.7
Cost of sales	—	—	1,902.1	107.6	—	—	2,009.7

Gross profit	—	—	387.7	14.3	—	—	402.0

Selling and administrative expenses	—	25.7	216.7	9.1	—	—	251.5
Advertising expense	—	—	29.6	0.8	—	—	30.4

(Loss) income from operations	—	(25.7)	141.4	4.4	—	—	120.1

Interest (expense) income, net	—	(72.2)	—	0.1	—	—	(72.1)
Net loss on extinguishments of long-term debt	—	(3.9)	—	—	—	—	(3.9)
Management fee	—	0.9	—	(0.9)	—	—	—
Other income, net	—	—	0.3	0.1	—	—	0.4

(Loss) income before income taxes	—	(100.9)	141.7	3.7	—	—	44.5

Income tax benefit (expense)	—	37.7	(53.0)	(0.9)	—	—	(16.2)

(Loss) income before equity in earnings of subsidiaries	—	(63.2)	88.7	2.8	—	—	28.3

Equity in earnings of subsidiaries	28.3	91.5	—	—	—	(119.8)	—

Net income	$28.3	$28.3	$88.7	$2.8	$—	$(119.8)	$28.3
Consolidating Statement of Operations

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,213.0	$106.2	$—	$—	$2,319.2
Cost of sales	—	—	1,842.0	92.6	—	—	1,934.6

Gross profit	—	—	371.0	13.6	—	—	384.6

Selling and administrative expenses	—	25.8	217.2	8.6	—	—	251.6
Advertising expense	—	—	28.6	0.8	—	—	29.4

(Loss) income from operations	—	(25.8)	125.2	4.2	—	—	103.6

Interest (expense) income, net	—	(79.2)	0.3	—	—	—	(78.9)
Net loss on extinguishments of long-term debt	—	(9.4)	—	—	—	—	(9.4)
Management fee	—	1.4	—	(1.4)	—	—	—
Other (expense) income, net	—	(0.3)	0.1	—	—	—	(0.2)

(Loss) income before income taxes	—	(113.3)	125.6	2.8	—	—	15.1

Income tax benefit (expense)	—	48.8	(52.2)	(0.8)	—	—	(4.2)

(Loss) income before equity in earnings of subsidiaries	—	(64.5)	73.4	2.0	—	—	10.9

Equity in earnings of subsidiaries	10.9	75.4	—	—	—	(86.3)	—

Net income	$10.9	$10.9	$73.4	$2.0	$—	$(86.3)	$10.9

Consolidating Statement of Operations

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,222.4	$380.0	$—	$—	$9,602.4
Cost of sales	—	—	7,688.8	330.1	—	—	8,018.9
Gross profit	—	—	1,533.6	49.9	—	—	1,583.5
Selling and administrative expenses	—	111.7	849.2	29.2	—	—	990.1
Advertising expense	—	—	119.0	3.7	—	—	122.7
(Loss) income from operations	—	(111.7)	565.4	17.0	—	—	470.7
Interest (expense) income, net	—	(324.5)	0.2	0.1	—	—	(324.2)
Net loss on extinguishments of long-term debt	—	(118.9)	—	—	—	—	(118.9)
Management fee	—	9.2	—	(9.2)	—	—	—
Other income (expense), net	—	0.4	0.5	(0.2)	—	—	0.7
(Loss) income before income taxes	—	(545.5)	566.1	7.7	—	—	28.3
Income tax benefit (expense)	—	215.1	(222.4)	(3.9)	—	—	(11.2)
(Loss) income before equity in earnings of subsidiaries	—	(330.4)	343.7	3.8	—	—	17.1
Equity in earnings of subsidiaries	17.1	347.5	—	—	—	(364.6)	—
Net income	$17.1	$17.1	$343.7	$3.8	$—	$(364.6)	$17.1
Consolidating Statement of Operations

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$8,504.7	$296.5	$—	$—	$8,801.2
Cost of sales	—	—	7,152.3	258.1	—	—	7,410.4
Gross profit	—	—	1,352.4	38.4	—	—	1,390.8
Selling and administrative expenses	—	110.8	798.3	23.0	—	—	932.1
Advertising expense	—	—	102.5	3.5	—	—	106.0
(Loss) income from operations	—	(110.8)	451.6	11.9	—	—	352.7
Interest (expense) income, net	—	(393.2)	1.3	—	—	—	(391.9)
(Loss) gain on extinguishments of long-term debt	—	(7.9)	9.9	—	—	—	2.0
Other income (expense), net	—	8.6	(8.2)	(0.2)	—	—	0.2
(Loss) income before income taxes	—	(503.3)	454.6	11.7	—	—	(37.0)
Income tax benefit (expense)	—	125.5	(115.7)	(2.0)	—	—	7.8
(Loss) income before equity in (loss) earnings of subsidiaries	—	(377.8)	338.9	9.7	—	—	(29.2)
Equity in (loss) earnings of subsidiaries	(29.2)	348.6	—	—	—	(319.4)	—
Net (loss) income	$(29.2)	$(29.2)	$338.9	$9.7	$—	$(319.4)	$(29.2)
Consolidating Statement of Operations

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,683.0	$445.2	$—	$—	$10,128.2
Cost of sales	—	—	8,071.5	387.1	—	—	8,458.6
Gross profit	—	—	1,611.5	58.1	—	—	1,669.6
Selling and administrative expenses	—	103.7	891.6	34.2	—	—	1,029.5
Advertising expense	—	—	125.1	4.4	—	—	129.5
(Loss) income from operations	—	(103.7)	594.8	19.5	—	—	510.6
Interest (expense) income, net	—	(308.0)	0.4	0.2	—	—	(307.4)
Net loss on extinguishments of long-term debt	—	(17.2)	—	—	—	—	(17.2)
Management fee	—	3.8	—	(3.8)	—	—	—
Other income (expense), net	—	—	0.2	(0.1)	—	—	0.1
(Loss) income before income taxes	—	(425.1)	595.4	15.8	—	—	186.1
Income tax benefit (expense)	—	210.6	(272.6)	(5.1)	—	—	(67.1)
(Loss) income before equity in earnings of subsidiaries	—	(214.5)	322.8	10.7	—	—	119.0
Equity in earnings of subsidiaries	119.0	333.5	—	—	—	(452.5)	—
Net income	$119.0	$119.0	$322.8	$10.7	$—	$(452.5)	$119.0

Selected Quarterly Financial Results (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Results (unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

(in millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:
Corporate:
Medium/Large	$1,089.6	$1,124.7	$1,055.7	$1,178.5
Small Business	273.2	269.7	257.1	264.3
Total Corporate	1,362.8	1,394.4	1,312.8	1,442.8
Public:
Government	262.6	318.0	408.6	404.9
Education	221.7	349.5	394.7	226.4
Healthcare	333.3	372.9	360.4	370.0
Total Public	817.6	1,040.4	1,163.7	1,001.3
Other	138.8	149.9	146.8	156.9
Net sales	$2,319.2	$2,584.7	$2,623.3	$2,601.0
Gross profit	$384.6	$426.9	$432.7	$425.4
Income from operations	$103.6	$136.4	$139.7	$130.9
Net income	$10.9	$36.8	$38.0	$33.3

(in millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net Sales Detail:
Corporate:
Medium/Large	$1,022.9	$1,075.0	$1,070.6	$1,118.6
Small Business	256.4	263.4	259.7	267.8
Total Corporate	1,279.3	1,338.4	1,330.3	1,386.4
Public:
Government	231.9	296.1	388.1	427.4
Education	214.6	343.3	415.7	224.1
Healthcare	277.4	311.8	319.3	307.5
Total Public	723.9	951.2	1,123.1	959.0
Other	126.4	122.5	128.0	133.9
Net sales	$2,129.6	$2,412.1	$2,581.4	$2,479.3
Gross profit	$350.4	$400.8	$420.0	$412.3
Income from operations	$91.7	$128.2	$139.7	$111.1
Net (loss) income	$(4.2)	$(34.8)	$37.1	$19.0

Description Of Business And Summary Of Significant Accounting Policies Property Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2012 Building and Leasehold Improvements [Member]	Dec. 31, 2012 Computer and Data Processing Equipment [Member]	Dec. 31, 2012 Computer Software [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			5��to��10��years	5 to 25 years	3 to 5 years	3 to 5 years	5 to 10 years
Asset Retirement Obligation	$ 0.5	$ 0.5

Description Of Business And Summary Of Significant Accounting Policies Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0	$ 0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	11��to��14��years
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	20 years
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	3 to 5 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Estimated Useful Lives	1 to 10 years

Description Of Business And Summary Of Significant Accounting Policies Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax		$ 0	$ 0	$ (1.9)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax		0.4	(2.1)	(0.3)
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (2)	$ 0.4	$ (2.1)	$ (2.2)

Description of Business and Summary Of Significant Accounting Policies Parentheticals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Asset Retirement Obligation	$ 0.5	$ 0.5
Goodwill impairment	0	0	0
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0	$ 0

Description of Business and Summary Of Significant Accounting Policies Parentheticals Schedule of Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Tax	$ 0	$ 0	$ 0.9

Property And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 27.7	$ 27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104	102.1
Computer and data processing equipment	56.4	49.7
Internally Developed Software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17
Total property and equipment	302.7	294.3
Less accumulated depreciation	160	140
Net property and equipment	142.7	154.3		134
Property, Plant and Equipment, Disposals	12.2	10.5	11.4
Pre-tax loss	0.1	0.3	0.7
Depreciation expense	$ 32	$ 31.3	$ 38.3

Goodwill And Other Intangible Assets Goodwill and Intangible Assets, Test for Impairment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 01, 2012	Dec. 01, 2011	Dec. 01, 2010
Goodwill [Line Items]
Number of Reportable Segments	2	2
Number of operating segments which do not meet reporting unit quantitative threshold	2	2
Goodwill Impairment Test, Income Approach Weight			75.00%	75.00%	75.00%
Goodwill Impairment Test, Market Approach Weight			25.00%	25.00%	25.00%
Years Forecasted in Goodwill Impairment Income Approach			6	6	6
Long-Term Consolidated Annual Growth Rate			3.50%	3.50%	5.00%
Corporate Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			49.00%	43.00%	16.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			11.50%	11.50%	12.00%
Public Segment Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			44.00%	27.00%	17.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			11.50%	11.50%	12.00%
Canada Reporting Unit [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			104.00%	159.00%	55.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			11.80%	12.00%	12.00%
CDW Advanced Services [Member]
Goodwill [Line Items]
Reporting unit fair value in excess of carrying value			17.00%	17.00%	64.00%
Goodwill, Assumptions Used in Impairment Test, Discount Rate			12.00%	11.50%	13.00%

Schedule of Goodwill by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, Gross	$ 4,162.2		$ 4,162.9
Period Increase (Decrease)	0.9		(0.7)
Translation adjustment	0.9		(0.7)
Goodwill, Gross	4,163.1		4,162.2
Accumulated impairment charges	(1,953.8)		(1,953.8)			(1,953.8)
Goodwill	2,209.3		2,208.4		2,208.5	2,209.1
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, Gross	2,794.4		2,794.4
Period Increase (Decrease)	0		0
Translation adjustment	0		0
Goodwill, Gross	2,794.4		2,794.4
Accumulated impairment charges	(1,571.4)		(1,571.4)			(1,571.4)
Goodwill	1,223		1,223			1,223
Public [Member]
Goodwill [Roll Forward]
Goodwill, Gross	1,261.4		1,261.4
Period Increase (Decrease)	0		0
Translation adjustment	0		0
Goodwill, Gross	1,261.4		1,261.4
Accumulated impairment charges	(354.1)		(354.1)			(354.1)
Goodwill	907.3		907.3			907.3
Other [Member]
Goodwill [Roll Forward]
Goodwill, Gross	106.4	[1]	107.1	[1]
Period Increase (Decrease)	0.9	[1]	(0.7)	[1]
Translation adjustment	0.9	[1]	(0.7)	[1]
Goodwill, Gross	107.3	[1]	106.4	[1]
Accumulated impairment charges	(28.3)	[1]	(28.3)	[1]		(28.3)	[1]
Goodwill	$ 79	[1]	$ 78.1	[1]		$ 78.8	[1]

[1]	Other is comprised of CDW Advanced Services and Canada reporting units.

Intangible Assets by Asset Type (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,383.4	$ 2,362.8
Accumulated Amortization	904.9	726.8
Net Carrying Amount	1,478.5	1,636
Customer Relationships [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	1,861.7	1,861.4
Accumulated Amortization	733.3	593.2
Net Carrying Amount	1,128.4	1,268.2
Trade Name [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	421	421
Accumulated Amortization	109.9	88.8
Net Carrying Amount	311.1	332.2
Internally Developed Software [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	97.4	77.1
Accumulated Amortization	60.1	43.3
Net Carrying Amount	37.3	33.8
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	3.3	3.3
Accumulated Amortization	1.6	1.5
Net Carrying Amount	$ 1.7	$ 1.8

Amortization of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 178.2	$ 173.5	$ 171.1
Amortization Expense 2013	177.4
Amortization Expense 2014	173.6
Amortization Expense 2015	166.3
Amortization Expense 2016	162.2
Amortization Expense 2017	$ 161.6

Inventory Financing Agreements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Financing Agreements [Line Items]
Accounts Payable Inventory Financing	$ 252,900,000	$ 249,200,000	$ 278,700,000
Accounts Payable, Inventory Financing [Member]
Inventory Financing Agreements [Line Items]
Revolving Loan financing agreement	252,800,000	248,300,000	240,700,000
Other inventory financing agreements	100,000	900,000	38,000,000
Accounts Payable Inventory Financing	252,900,000	249,200,000	278,700,000
Floorplan sub-facility	400,000,000	400,000,000
Other inventory financing agreements, terminated			30,300,000
Other Collateralized Inventory Financing Agreements, Current	$ 100,000	$ 900,000	$ 7,700,000

Operating Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 18.3
2014	18.3
2015	17.6
2016	13.1
2017	10.6
Thereafter	28.3
Total future minimum lease payments	106.2
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 22.4	$ 21.6	$ 23.9

Lease Commitments Capital Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Capital Leases of Lessee [Abstract]
Extinguishment of Capital Lease Liability	$ 0.9
Net Pre-Tax Gain (Loss) on Extinguishment of Capital Lease	$ 0.6

Long-Term Debt Debt Balances and Interest Rates (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Feb. 17, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt, long-term and short-term			$ 3,766
Debt, total long-term and short-term	3,680.8		3,771			4,066
Current maturities of long-term debt	0		(40)			(201)
Debt	3,680.8		3,731			3,865
Net income free of restrictions under credit agreements			146.7
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.00%	[1]	0.00%	[2]
Debt, long-term and short-term	0		0			0
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	3.90%	[1]	3.90%	[2]
Debt, long-term and short-term	1,299.5		1,339.5			1,540.5
Senior secured notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	8.00%		8.00%	[2]
Debt, long-term and short-term	500		500			500
Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	8.50%		8.50%	[2]
Debt, long-term and short-term	1,305		1,305			1,175
Premium, Unamortized	4.8		5		5.7	0
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	12.54%		12.54%	[2]
Debt, long-term and short-term	571.5		621.5			721.5
Senior notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.00%	[1]	0.00%	[2]
Debt, long-term and short-term	$ 0		$ 0			$ 129
Maximum [Member]
Debt Instrument [Line Items]
Restricted payments as percent of net income			50.00%
Restricted payments as a percent of net loss			100.00%

[1]	Weighted-average interest rate at March��31, 2013.
[2]	Weighted-average interest rate as of December��31, 2012.

Long-Term Debt Revolving Loan (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Jun. 24, 2011 Revolving Credit Facility [Member]	Jun. 23, 2011 Revolving Credit Facility [Member]	Mar. 31, 2013 Letter of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Mar. 31, 2013 Nonextended loans due 2014 [Member]	Dec. 31, 2012 Nonextended loans due 2014 [Member]	Dec. 31, 2012 Higher Utilization [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Lower Utilization [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Nonextended loans due 2014 [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Nonextended loans due 2014 [Member]	Dec. 31, 2012 ABR [Member] Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 ABR [Member] Minimum [Member] Nonextended loans due 2014 [Member]	Dec. 31, 2012 ABR [Member] Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 ABR [Member] Maximum [Member] Nonextended loans due 2014 [Member]	Mar. 31, 2013 Accounts Payable, Inventory Financing [Member]	Dec. 31, 2012 Accounts Payable, Inventory Financing [Member]	Dec. 31, 2012 Accounts Payable, Inventory Financing [Member] Revolving Credit Facility [Member]	Aug. 01, 2011 Accounts Payable, Inventory Financing [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term			$ 3,766,000,000			$ 0	$ 0	$ 0						$ 1,540,500,000	$ 1,299,500,000	$ 1,339,500,000	$ 408,700,000	$ 421,300,000
Letters of Credit Outstanding, Amount											1,700,000	1,700,000
Floorplan sub-facility, reserve						275,900,000		248,900,000																					12,200,000	8,000,000
Line of Credit Facility, Maximum Borrowing Capacity						900,000,000		900,000,000		800,000,000
Line Of Credit Facility, Maximum Aggregate Increase						200,000,000				100,000,000
Revolving Loan Maturity Acceleration Provision, Days Prior to Maturity						45 days
Revolving Loan Maturity Acceleration Provision, Excess Cash Availability Limit, Amount Plus Outstanding Debt						150,000,000
Line of Credit Facility, Fee on Unused Portion, Basis Points										25									37.5	50
Floorplan sub-facility																													400,000,000	400,000,000	400,000,000	300,000,000
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)		1,600,000						10,300,000	3,200,000
Deferred Finance Costs, Net									7,200,000
Amount owed under Revolving loan financing agreement																													236,700,000	267,900,000
Floorplan sub-facility, variation in balance due to timing																													16,100,000	(19,600,000)
Variable Interest Rate Margin, ABR Determination, Basis Point Plus Federal Funds Effective Rate						50
Variable Interest Rate Margin, ABR Determination, Percentage Plus LIBOR						1.00%
Variable Interest Rate Margin																					2.00%	3.50%	2.50%	4.00%	1.00%	2.50%	1.50%	3.00%
Potential Margin Reduction						0.25%
Senior Secured Leverage Ratio, Maximum to Achieve Potential Margin Reduction						3
Senior secured leverage ratio, actual															2.1	2.4
Percentage reserve for open orders under financing agreement						15.00%		15.00%
Line of Credit Facility, Borrowing Base						1,018,200,000		1,009,700,000
Line of Credit Facility, Remaining Borrowing Capacity						$ 622,400,000		$ 649,400,000
Revolving Loan, Consecutive Business Days Below Minimum Average Daily Excess Cash Availability Requirement						5 days
Revolving Loan, Minimum Average Daily Excess Cash Availability Requirement, Consecutive Business Days Met						30 days

Long-Term Debt Term Loan (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended									3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 19, 2013 Term Loan [Member]	Jan. 31, 2013 Term Loan [Member]	Mar. 31, 2012 Term Loan [Member]	Feb. 29, 2012 Term Loan [Member]	Mar. 31, 2011 Term Loan [Member]	Jun. 30, 2013 Term Loan [Member]	Sep. 11, 2011 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]		Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2013 Term Loan [Member]		Mar. 31, 2013 Extended loans due 2017 [Member]	Dec. 31, 2012 Extended loans due 2017 [Member]	Mar. 31, 2013 Nonextended loans due 2014 [Member]	Dec. 31, 2012 Nonextended loans due 2014 [Member]	Mar. 31, 2012 Senior notes due 2015 [Member]	Dec. 31, 2012 Senior notes due 2015 [Member]		Dec. 31, 2011 Senior notes due 2015 [Member]	Mar. 31, 2013 Senior notes due 2015 [Member]		Mar. 31, 2013 Net Leverage Ratio, greater than 5.5 [Member] Term Loan [Member]	Dec. 31, 2012 Net Leverage Ratio, greater than 5.5 [Member] Term Loan [Member]	Mar. 31, 2013 Net Leverage Ratio, less than or equal to 5.5 but greater than 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Net Leverage Ratio, less than or equal to 5.5 but greater than 4.5 [Member] Term Loan [Member]	Mar. 31, 2013 Net Leverage Ratio, less than or equal to 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Net Leverage Ratio, less than or equal to 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Minimum [Member] Extended loans due 2017 [Member] ABR [Member]	Dec. 31, 2012 Minimum [Member] Extended loans due 2017 [Member] LIBOR [Member]	Dec. 31, 2012 Minimum [Member] Nonextended loans due 2014 [Member] ABR [Member]	Dec. 31, 2012 Minimum [Member] Nonextended loans due 2014 [Member] LIBOR [Member]	Dec. 31, 2012 Maximum [Member] Extended loans due 2017 [Member] ABR [Member]	Dec. 31, 2012 Maximum [Member] Extended loans due 2017 [Member] LIBOR [Member]	Dec. 31, 2012 Maximum [Member] Nonextended loans due 2014 [Member] ABR [Member]	Dec. 31, 2012 Maximum [Member] Nonextended loans due 2014 [Member] LIBOR [Member]	Mar. 31, 2013 Maximum, less than or equal to 5.5 [Member] Term Loan [Member]	Dec. 31, 2012 Maximum, less than or equal to 5.5 [Member] Term Loan [Member]	Mar. 31, 2013 Minimum, greater than 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Minimum, greater than 4.5 [Member] Term Loan [Member]	Dec. 31, 2012 Maximum, less than or equal to 4.5 [Member] Term Loan [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term			$ 3,766,000,000										$ 1,339,500,000		$ 1,540,500,000	$ 1,299,500,000		$ 890,800,000	$ 918,200,000	$ 408,700,000	$ 421,300,000		$ 0		$ 129,000,000	$ 0
Long-term Debt, Weighted Average Interest Rate													3.90%	[1]		3.90%	[2]						0.00%	[1]		0.00%	[2]
Variable Interest Rate Margin																																		1.75%	2.75%	2.50%	3.50%	2.25%	3.25%	3.00%	4.00%
Reference Interest Rate Floor																																		2.25%	1.25%
Term Loan Restricted Payments, Dollar Limit													25,000,000
Extinguishment of Debt, Prepayment Premium													1.00%
Period Following Term Loan Amendment Where Prepayment Premium Required If Extinguished												6 months
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)						10,300,000				3,200,000							9,400,000	9,400,000		114,100,000
Term Loan Mandatory Prepayments, percentage of excess cash flow																												50.00%	50.00%	25.00%	25.00%	0.00%	0.00%
Net leverage ratio													5.2			4.9																										5.5	5.5	4.5	4.5	4.5
Term Loan, Repayments							40,000,000			132,000,000			201,000,000
Term Loan, Business Days Following Filing Date When Prepayment Is Due						10 days
Term Loan Optional Repayments									180,000,000
Term Loan Mandatory Repayments								$ 21,000,000
Senior secured leverage ratio, maximum													6.75			6.5
Senior secured leverage ratio, actual													2.4			2.1

[1]	Weighted-average interest rate as of December��31, 2012.
[2]	Weighted-average interest rate at March��31, 2013.

Long-Term Debt Interest Rate Caps (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Cap agreement effective January 14, 2013-2015 [Member] derivatives	Dec. 31, 2012 Interest Rate Cap [Member] derivatives	Dec. 31, 2011 Interest Rate Cap [Member] derivatives	Dec. 31, 2010 Interest Rate Cap [Member] derivatives	Mar. 31, 2013 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Mar. 31, 2013 Interest Rate Cap Purchased During 2011 [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2011 [Member] Interest Rate Cap [Member]
Derivative [Line Items]
Interest Rate Cap, hedge percent requirement			50.00%	50.00%
Derivative, Number of Instruments Held					10
Notional Amount of Other Derivatives Not Designated as Hedging Instruments					$ 1,150
Number of Interest Rate Derivatives Purchased						6	4	4
Derivative, Cap Interest Rate									1.50%	1.50%	3.50%	3.50%
Derivative Assets, Noncurrent	$ 0.1	$ 0.1

Long-Term Debt Senior Secured Notes (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt, long-term and short-term		$ 3,766
Senior secured notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate	8.00%	8.00%
Debt, long-term and short-term	$ 500	$ 500	$ 500

Long-Term Debt Senior Notes due 2015 (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended																		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2010	Mar. 31, 2012 Senior notes due 2015 [Member]	Dec. 31, 2012 Senior notes due 2015 [Member]	Dec. 31, 2011 Senior notes due 2015 [Member]	Mar. 31, 2013 Senior notes due 2015 [Member]	Mar. 19, 2012 Senior notes due 2015 [Member]	Mar. 05, 2012 Senior notes due 2015 [Member]	Feb. 17, 2012 Senior notes due 2015 [Member]	May 20, 2011 Senior notes due 2015 [Member]	Apr. 13, 2011 Senior notes due 2015 [Member]	Mar. 31, 2013 Senior Exchange Notes due 2015 [Member]	Dec. 31, 2012 Senior Exchange Notes due 2015 [Member]	May 20, 2011 Senior Exchange Notes due 2015 [Member]	Apr. 13, 2011 Senior Exchange Notes due 2015 [Member]	Mar. 31, 2013 Senior PIK Exchange Notes due 2015 [Member]	Dec. 31, 2012 Senior PIK Exchange Notes due 2015 [Member]	May 20, 2011 Senior PIK Exchange Notes due 2015 [Member]	Apr. 13, 2011 Senior PIK Exchange Notes due 2015 [Member]	Mar. 31, 2013 Senior PIK Interest Exchange Notes due 2015 [Member]	Dec. 31, 2012 Senior PIK Interest Exchange Notes due 2015 [Member]	Feb. 29, 2012 Senior notes due 2019 [Member]	May 31, 2011 Senior notes due 2019 [Member]	Apr. 30, 2011 Senior notes due 2019 [Member]	Mar. 31, 2013 Senior notes due 2019 [Member]	Dec. 31, 2012 Senior notes due 2019 [Member]	Dec. 31, 2011 Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate																11.00%	11.00%			11.50%	11.50%			12.25%	12.25%				8.50%	8.50%
Debt, long-term and short-term			$ 3,766,000,000					$ 0	$ 129,000,000	$ 0																			$ 1,305,000,000	$ 1,305,000,000	$ 1,175,000,000
Senior Notes, Amount Repurchased											8,300,000	100,000	120,600,000		665,100,000			321,400,000	519,200,000			91,400,000	145,900,000
Proceeds from issuance of long-term debt	0	135,700,000	135,700,000	1,175,000,000	500,000,000																					130,000,000	450,000,000	725,000,000
Extinguishment of Debt, Fees Paid to Lenders									97,000,000				7,900,000	37,200,000	59,900,000
Accrued interest paid to lenders													5,000,000	4,500,000	36,500,000
Debt Instrument, Repurchase Amount						28,500,000								412,800,000
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)		9,400,000	9,400,000	114,100,000
Write off of Unamortized Deferred Financing Costs			(3,000,000)	(21,800,000)			1,500,000	1,500,000	17,100,000
Deferred financing costs, net	$ 49,300,000		$ 53,200,000	$ 68,500,000	$ 79,700,000																										$ 19,100,000

Long-Term Debt Senior Notes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 Senior notes due 2019 [Member]	May 31, 2011 Senior notes due 2019 [Member]	Apr. 30, 2011 Senior notes due 2019 [Member]	Mar. 31, 2013 Senior notes due 2019 [Member]	Dec. 31, 2012 Senior notes due 2019 [Member]	Feb. 17, 2012 Senior notes due 2019 [Member]	Dec. 31, 2011 Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate									8.50%	8.50%
Proceeds from issuance of long-term debt	$ 0	$ 135.7	$ 135.7	$ 1,175	$ 500	$ 130	$ 450	$ 725
Debt, long-term and short-term			3,766						1,305	1,305		1,175
Premium, percentage of par value											104.38%
Premium, Unamortized									$ 4.8	$ 5	$ 5.7	$ 0

Long-Term Debt Senior Subordinated Notes (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2010	Mar. 31, 2013 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2010 Subordinated Debt [Member]	Mar. 08, 2013 Subordinated Debt [Member]	Dec. 21, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]	Mar. 10, 2010 Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate							12.54%	12.54%
Debt, long-term and short-term			$ 3,766,000,000				$ 571,500,000	$ 621,500,000				$ 721,500,000
Senior Subordinated Notes, Amount Repurchased										50,000,000	100,000,000		28,500,000
Debt Instrument, Repurchase Amount						28,500,000							18,600,000
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)		3,900,000	7,800,000	(9,200,000)
Premium, percentage of par value										106.27%	106.27%
Extinguishment of Debt, Fees Paid to Lenders										3,100,000	6,300,000
Write off of Unamortized Deferred Financing Costs			(3,000,000)	(21,800,000)			800,000	1,500,000
Accrued interest paid to lenders										$ 2,500,000	$ 2,300,000

Long-Term Debt Long-Term Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Current maturities of long-term debt	$ 0	$ 40	$ 201
Long-term Debt Maturity, Repayments of Principal in Year Two		408.7
Long-term Debt Maturity, Repayments of Principal in Year Three		0
Long-term Debt Maturity, Repayments of Principal in Year Four		0
Long-term Debt Maturity, Repayments of Principal in Year Five		1,512.3
Long-term Debt Maturity, Repayments of Principal after Year Five		1,805
Debt, total long-term and short-term		$ 3,766

Long-Term Debt Fair Value of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Feb. 17, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, long-term and short-term		$ 3,766
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, fair value disclosure	3,938.1	3,970
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, long-term and short-term	3,676	3,766
Senior notes due 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, long-term and short-term	1,305	1,305		1,175
Premium, Unamortized	$ 4.8	$ 5	$ 5.7	$ 0

Long-Term Debt Deferred Financing Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Deferred Financing Costs [Roll Forward]
Deferred financing costs, net	$ 68.5	$ 79.7	$ 49.3
Increase in Deferred Finance Costs	2.1	26.3
Amortization of Financing Costs and Discounts	(14.4)	(15.7)
Write off of Unamortized Deferred Financing Costs	(3)	(21.8)
Deferred financing costs, net	$ 53.2	$ 68.5	$ 49.3
Weighted Average Remaining Life, Deferred Finance Costs	5 years 1 month 6 days	5 years 10 months 24 days

Derivative Instruments And Hedging Activities Interest Rate Cap Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Interest Rate Cap [Member] derivatives	Dec. 31, 2011 Interest Rate Cap [Member] derivatives	Dec. 31, 2010 Interest Rate Cap [Member] derivatives	Dec. 31, 2012 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Mar. 31, 2013 Interest Rate Cap Purchased During 2012 [Member] Interest Rate Cap [Member]	Mar. 31, 2013 Interest Rate Cap Purchased During 2011 [Member]	Dec. 31, 2011 Interest Rate Cap Purchased During 2011 [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2011 [Member] Interest Rate Cap [Member]	Dec. 31, 2010 Interest Rate Cap Purchased During 2010 [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Cap Purchased During 2010 [Member] Interest Rate Cap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Purchased				6	4	4
Notional Amount of Interest Rate Derivative Instruments Not Designated as Hedging Instruments							$ 650			$ 500		$ 1,100
Premium payments on interest rate cap agreements	$ 0.3	$ 3.7	$ 5.9				$ 0.3			$ 3.7		$ 5.9
Derivative, Cap Interest Rate							1.50%	1.50%	3.50%		3.50%		3.50%

Derivative Instruments And Hedging Activities Interest Rate Swap Agreements (Details) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 derivatives	Dec. 31, 2011 derivatives	Jan. 14, 2011 derivatives	Jan. 14, 2010	Nov. 27, 2007	Oct. 24, 2007	Dec. 31, 2012 Designated as Hedging Instrument [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held	0	0
Number of Interest Rate Derivatives Terminated			2
Notional Amount of Interest Rate Derivatives				$ 500	$ 700	$ 1,500
Cash Flow Hedge Loss Reclassified to Earnings							0	2.1	38.2
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net							$ 0	$ 0	$ 62.2

Derivative Instruments And Hedging Activities Fair Value of Derivative Instruments (Details) (Interest Rate Cap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 0.1	$ 0.7
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	0
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0.1
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 0.1

Derivative Instruments And Hedging Activities Derivative Instruments And Hedging Activities, Income Statement Impact (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	$ 0	$ (1.9)		$ (47.3)
Other Comprehensive Income (Loss), Unrealized Gain (Loss), Net of Tax	0	0		32.1
Derivative, Credit Risk Related Contingent Features, Existence and Nature	0
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Interest Expense, Net	(0.9)	(4.2)		(4.7)
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Other Comprehensive Income (Loss), (Effective Portion)	0	0		(35.7)
Amount of Loss Reclassified from Accumulated OCI into Interest Expense, Net (Effective Portion)	0	(2.8)		(77.3)
Amount of Gain Recognized in Interest Expense, Net (Ineffective Portion)	0	0		25.8
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Interest Expense, Net	(0.9)	(4.2)		(4.7)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Other Comprehensive Income (Loss), (Effective Portion)	0	0		(35.7)	[1]
Amount of Loss Reclassified from Accumulated OCI into Interest Expense, Net (Effective Portion)	0	(2.8)	[2]	(77.3)	[3]
Amount of Gain Recognized in Interest Expense, Net (Ineffective Portion)	0	0		25.8	[4]
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax		1.9		47.3
Other Comprehensive Income (Loss), Unrealized Gain (Loss), Net of Tax				32.1
Other Comprehensive Income (Loss), Unrealized Gain (Loss), Tax				3.8
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	0	0		62.2
Cash Flow Hedge Loss Reclassified to Earnings	$ 0	$ 2.1		$ 38.2

[1]	The Company recorded changes in unrealized losses of $35.7 million in accumulated other comprehensive loss. A net amount of $32.1 million was reflected in the consolidated statement of shareholders��� equity (deficit), primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.
[2]	The Company reclassified realized losses of $2.8 million from accumulated other comprehensive loss to net income, or $1.9 million net of tax as reflected on the Company's consolidated statement of shareholders' equity (deficit).
[3]	The Company reclassified realized losses of $77.3 million from accumulated other comprehensive loss to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders��� equity (deficit).
[4]	The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective Income Tax Rate	36.40%	27.90%	36.00%	39.70%	21.10%
Income (loss) before income taxes [Abstract]
Domestic			$ 170.3	$ 11.4	$ (48.8)
Foreign			15.8	16.9	11.8
Income (loss) before income taxes	$ 44.5	$ 15.1	$ 186.1	$ 28.3	$ (37)

Income Taxes Income Tax Expense by Component (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Federal			$ 110.3	$ 17.9	$ (10.6)
State			8	(0.6)	4.3
Foreign			5.1	4.1	2.8
Total current			123.4	21.4	(3.5)
Deferred Income Tax Expense (Benefit) [Abstract]
Domestic			(56.2)	(9.9)	(3.5)
Foreign			(0.1)	(0.3)	(0.8)
Total deferred	(14.1)	(16.6)	(56.3)	(10.2)	(4.3)
Income tax expense (benefit)	$ 16.2	$ 4.2	$ 67.1	$ 11.2	$ (7.8)

Income Taxes Effective Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate			$ 65.1	$ 9.9	$ (13)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%	35.00%	35.00%
State Income Taxes, net of federal effect			0.4	(3.4)	0.9
Effective Income Tax Rate Reconciliation, State Income Taxes, net of federal effect			0.20%	(11.80%)	(2.50%)
Income Tax Reconciliation, Share-based Compensation Cost			5.7	5.1	3.9
Effective Income Tax Rate Reconciliation, Share-based Compensation Cost			3.10%	17.90%	(10.40%)
Income Tax Reconciliation, Effect of rates different than statutory			(1.4)	(1.1)	(0.4)
Effective Income Tax Rate Reconciliation, Effect fo rates different than statutory			(0.80%)	(4.00%)	1.00%
Income Tax Reconciliation, Valuation Allowance			0	(0.9)	0.9
Effective Income Tax Rate Reconciliation, Valuation Allowance			0.00%	(3.10%)	(2.50%)
Income Tax Reconciliation, Other Adjustments			(2.7)	1.6	(0.1)
Effective Income Tax Rate Reconciliation, Other Adjustments			(1.50%)	5.70%	0.50%
Income tax expense (benefit)	$ 16.2	$ 4.2	$ 67.1	$ 11.2	$ (7.8)
Effective Income Tax Rate	36.40%	27.90%	36.00%	39.70%	21.10%

Income Taxes Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross [Abstract]
Deferred interest	$ 58.3	$ 63.6
State net operating loss and credit carryforwards, net	18	14.6
Payroll and benefits	16.7	12.9
Equity compensation plans	10.3	7.5
Accounts receivable	4.2	4.4
Charitable contribution carryforward	4.1	9
Deferred financing costs	2.3	2.7
Interest rate caps/hedge agreements	1.8	2.6
Trade credits	1.8	2.4
Other	8.4	10.3
Total deferred tax assets	125.9	130
Deferred Tax Liabilities, Gross [Abstract]
Software and intangibles	551.4	607.7
Deferred Income	146.3	146.4
Property and equipment	29.3	35.1
Other	9.1	8.2
Total deferred tax liabilites	736.1	797.4
Deferred tax assets valuation allowance	0	0
Net deferred tax liabilities	610.2	667.4
Operating Loss Carryforwards [Line Items]
Undistributed Earnings of Foreign Subsidiaries	40
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	203.9
Tax Credit Carryforward, Amount	$ 12.9

Income Taxes Rollforward of Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 0	$ 0	$ 11.3
Additions for tax positions related to current year	0	0	0
Additions for tax positions with respect to prior years	0	0	0
Reductions for tax positions with respect to prior years	0	0	(11.3)
Reductions for tax positions [Abstract]
Settlements	0	0	0
Lapse of statute of limitations	0	0	0
Unrecognized Tax Benefits	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0

CDW Holdings LLC Equity (Details)	Oct. 12, 2007
CDW Holdings LLC Equity [Line Items]
Class A Common Units, Deferred	8,578
Purchased By Management Investors [Member]
CDW Holdings LLC Equity [Line Items]
Common Units, Issued	44,028
Purchased By Equity Sponsors [Member]
CDW Holdings LLC Equity [Line Items]
Common Units, Issued	2,089,295

Equity-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Class B Common Unit [Member]		Mar. 31, 2010 Class B Common Unit [Member]	Dec. 31, 2012 Class B Common Unit [Member]		Dec. 31, 2011 Class B Common Unit [Member]		Dec. 31, 2010 Class B Common Unit [Member]	Mar. 10, 2010 Class B Common Unit [Member]	Mar. 31, 2013 MPK Plan Units [Member]		Dec. 31, 2012 MPK Plan Units [Member]		Dec. 31, 2010 MPK Plan Units [Member]	Oct. 15, 2007 MPK Plan Units [Member]
Equity-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 119
Equity-based compensation expense	$ 1.9	$ 5.7	$ 22.1	$ 19.5	$ 11.5
Number of Units Authorized									250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													5 years 0 months 0 days
Share-based Compensation Arrangement, Award Vesting Qualification, Years of Service																				10 years 0 months 0 days
Share-based Compensation Arrangement, Award Vesting Qualifications, Age																				62
Equity-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Equity-based Compensation Plan Modification, Incremental Compensation Cost		1.6						8.4	6.6		3.3
Equity-based Compensation Plan Modification, Participation Threshold post Modification														$ 0.01
Equity-based Compensation Plan Modification, Participation Threshold prior to Modification														$ 1,000
Equity-based Compensation Plan Modification, Number of Units Affected								140,428
Equity-based Compensation Plan Modification, Number of Employees Affected								101
Weighted-Average Grant Date Fair Value, Impact of Modification														$ 60
Per Unit Fair Value post Modification														$ 120
Per Unit Fair Value before Modification														$ 60
Equity-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-Average Grant Date Fair Value									$ 125.65		$ 148.89		$ 130.45							$ 1,000
Weighted-Average Volatility									65.26%		82.87%		97.86%
Weighted-Average Risk-Free Rate									0.19%		0.84%		2.32%
Dividend Yield									0.00%		0.00%		0.00%
Equity-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Awards Outstanding, Beginning of Year						216,483	[1],[2]		202,908	[1]					66,137	[1],[2],[3]	70,113	[1],[3]
Equity Awards Granted						400	[2]		16,008	[1]					0	[2],[3]	0	[1],[3]
Equity Awards Forfeited						(665)	[2]		(1,615)	[1]					(1,534)	[2],[3],[4]	(3,366)	[1],[3],[5]
Equity Awards Repurchased/Settled						(126)	[2],[6]		(818)	[1],[7]					(482)	[2],[3],[6]	(610)	[1],[3],[7]
Equity Awards Outstanding, End of Period						216,092	[2]		216,483	[1],[2]	202,908	[1]			64,121	[2],[3]	66,137	[1],[2],[3]
Equity Awards Vested						125,903	[2]		115,198	[1]					112	[2],[3],[8]	450	[1],[3],[9]
Weighted-Average Grant Date Fair Value, Outstanding Units						$ 279.58			$ 260.26						$ 1,000		$ 1,000
Equity Awards Forfeited in Period Future Charitable Contribution															1,534		777
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Equity-based Compensation Expense Not yet Recognized	28.5		30.8
Equity-based Compensation Expense Not yet Recognized, Period for Recognition	4 years 110 days		4 years 178 days
Equity-based compensation [Abstract]
Equity-based compensation expense			22.1	19.5	11.5
Equity-based Compensation Expense, Tax Benefit from Compensation Expense			2.3	1.9	0.1
Equity-based Compensation Expense, Capitalized Amount			0	0	0
Change in Equity-based Compensation Expense, Due to Change in Cumulative Forfeiture Rate																			$ 5.3

[1]	The weighted-average grant date fair market value for Class B Common Units granted during the period ended December��31, 2012 is $125.65. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for Mr. Edwardson is $260.26. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.
[2]	The weighted-average grant date fair market value for Class B Common Units granted during the period ended March��31, 2013 is $119.00. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for the Company's former chief executive officer is $279.58. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.
[3]	Represents units notionally credited to participants' accounts.
[4]	The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of March��31, 2013, the Company owed a contribution of 1,534 units.
[5]	The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December��31, 2012, the Company owed a contribution for 777 units.
[6]	Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.
[7]	Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class��A Common Units in exchange for the vested MPK Plan Units.
[8]	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.
[9]	Represents MPK Plan Units that have vested but not yet converted to Class��A Common Units.

Earnings per share (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average number of common shares outstanding, basic	145.2	145	145.1	144.8	144.4
Effect of dilutive securities	0.9	0.8	0.7	0.1	0
Weighted-average number of common shares outstanding, diluted	146.1	145.8	145.8	144.9	144.4
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	4.3	4.7

Deferred Compensation Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Mar. 10, 2010
Deferred Compensation Arrangements [Abstract]
Debt Instrument, Repurchase Amount									$ 28.5
RDU Plan, Units Authorized for Issuance	28,500		28,500
RDU Plan, Units Outstanding	26,499		26,174
RDU Plan, Distributions Paid						1.6	0.9	5.6
RDU Plan, Compensation Expense	2.1	2.1	8.4	8.1	7.1
RDU Plan, unrecognized compensation expense	15.6		17.7
RDU Plan, Unrecognized Compensation Expense, Period of Recognition	1 year 9 months 0 days		2 years 0 months 0 days
RDU Plan, Liability	$ 17.6		$ 15.5	$ 15.2

Profit Sharing And 401(K) Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Profit sharing plan expense	$ 14.6	$ 15.3	$ 10.4

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Management Fee	$ 5	$ 5	$ 5

Segment Information Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 2,411.7	$ 2,601	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2	$ 9,602.4	$ 8,801.2
Income (loss) from operations	120.1	130.9	139.7	136.4	103.6	111.1	139.7	128.2	91.7	510.6	470.7	352.7
Depreciation and amortization expense	(52)				(52.5)					(210.2)	(204.9)	(209.4)
Segment Reporting Information, Additional Information [Abstract]
Number of Reportable Segments	2									2
Number of operating segments which do not meet reporting unit quantitative threshold	2									2
Net sales to the federal government, Amount										964.7	953.6	967.8
Net sales to the federal government, Percentage										10.00%	10.00%	11.00%
Net sales to customers outside of the US, Percent										4.00%	4.00%	3.00%
Long-Lived Assets in Foreign Countries, Percent		2.00%				2.00%				2.00%	2.00%
Corporate [Member]
Segment Reporting Information [Line Items]
Net Sales	1,403.9	1,442.8	1,312.8	1,394.4	1,362.8	1,386.4	1,330.3	1,338.4	1,279.3	5,512.8	5,334.4	4,833.6
Income (loss) from operations	94.1				84.8					349	331.6	256.2
Depreciation and amortization expense	(24.4)				(24.3)					(97.6)	(97.4)	(97.4)
Public [Member]
Segment Reporting Information [Line Items]
Net Sales	846.8	1,001.3	1,163.7	1,040.4	817.6	959	1,123.1	951.2	723.9	4,023	3,757.2	3,560.6
Income (loss) from operations	45.6				42.1					246.7	233.3	193
Depreciation and amortization expense	(11)				(11)					(44)	(43.9)	(44.2)
Other [Member]
Segment Reporting Information [Line Items]
Net Sales	161	156.9	146.8	149.9	138.8	133.9	128	122.5	126.4	592.4	510.8	407
Income (loss) from operations	6.1				2.5					18.6	17.5	14.3
Depreciation and amortization expense	(2.3)				(2.3)					(9.3)	(8.7)	(8.9)
Headquarters [Member]
Segment Reporting Information [Line Items]
Net Sales	0				0					0	0	0
Income (loss) from operations	(25.7)				(25.8)					(103.7)	(111.7)	(110.8)
Depreciation and amortization expense	$ (14.3)				$ (14.9)					$ (59.3)	$ (54.9)	$ (58.9)

Segment Information Segment Reporting, by Products and Services (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Sales from External Customer [Line Items]
Net Sales	$ 2,411.7	$ 2,601	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2		$ 9,602.4		$ 8,801.2
Net Sales, by Product and Service, Percentage										100.00%		100.00%		100.00%
Notebooks/Mobile Devices [Member]
Net Sales from External Customer [Line Items]
Net Sales										1,470.8		1,333.8		1,142.6
Net Sales, by Product and Service, Percentage										14.50%		13.90%		13.00%
NetComm Products [Member]
Net Sales from External Customer [Line Items]
Net Sales										1,350.6		1,241.4		1,142
Net Sales, by Product and Service, Percentage										13.30%		12.90%		13.00%
Enterprise and Data Storage (Including Drives) [Member]
Net Sales from External Customer [Line Items]
Net Sales										975.1		916.9		844.1
Net Sales, by Product and Service, Percentage										9.60%		9.50%		9.60%
Other Hardware [Member]
Net Sales from External Customer [Line Items]
Net Sales										4,111.1		4,039.2		3,783.5
Net Sales, by Product and Service, Percentage										40.60%		42.10%		43.00%
Software [Member]
Net Sales from External Customer [Line Items]
Net Sales										1,886.6		1,781.6		1,621.8
Net Sales, by Product and Service, Percentage										18.60%		18.60%		18.40%
Services [Member]
Net Sales from External Customer [Line Items]
Net Sales										285.2		254.6		214.9
Net Sales, by Product and Service, Percentage										2.80%		2.70%		2.40%
Other [Member]
Net Sales from External Customer [Line Items]
Net Sales										$ 48.8	[1]	$ 34.9	[1]	$ 52.3	[1]
Net Sales, by Product and Service, Percentage										0.60%	[1]	0.30%	[1]	0.60%	[1]

[1]	Includes items such as delivery charges to customers and certain commission revenue.

Supplemental Guarantor Information Condensed Consolidating Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	$ 147.1	$ 37.9	$ 36.5	$ 99.9	$ 36.6	$ 88
Accounts receivable, net of allowance for doubtful accounts	1,264.5	1,285		1,273
Merchandise inventory	358.4	314.6		321.7
Miscellaneous receivables	151.5	148.5		143.6
Deferred income taxes	13.1	14.1		24.6
Prepaid expenses and other	51.5	34.6		34.7
Total current assets	1,986.1	1,834.7		1,897.5
Property and equipment, net	134	142.7		154.3
Goodwill	2,208.5	2,209.3		2,208.4	2,209.1
Other intangible assets, net	1,443.6	1,478.5		1,636
Deferred financing costs, net	49.3	53.2		68.5	79.7
Other assets	1.2	1.6		3
Total assets	5,822.7	5,720		5,967.7
Accounts payable-trade	642.1	518.6		517.8
Accounts payable-inventory financing	252.9	249.2		278.7
Current maturities of long-term debt	0	40		201
Deferred revenue	66	57.8		45.9
Total current liabilities	1,312.9	1,168.2		1,359.4
Debt	3,680.8	3,731		3,865
Deferred income taxes	609	624.3		692
Accrued interest	6.9	8		13
Other liabilities	49.3	52		45.6
Total long-term liabilities	4,346	4,415.3		4,615.6
Total shareholders' (deficit) equity	163.8	136.5		(7.3)	(43.5)	(44.7)
Total liabilities and shareholders' (deficit) equity	5,822.7	5,720		5,967.7
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	0	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Deferred financing costs, net	0	0		0
Other assets	5.3	5.4		6
Investments in and advances to subsidiaries	158.5	131.1		(13.3)
Total assets	163.8	136.5		(7.3)
Accounts payable-trade	0	0		0
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Debt	0	0		0
Deferred income taxes	0	0		0
Accrued interest	0	0		0
Other liabilities	0	0		0
Total long-term liabilities	0	0		0
Total shareholders' (deficit) equity	163.8	136.5		(7.3)
Total liabilities and shareholders' (deficit) equity	163.8	136.5		(7.3)
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	123.4	48	52.6	102.1	32.9	87.6
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	49.7	61.7		47.3
Deferred income taxes	8.6	8.7		19.5
Prepaid expenses and other	16.2	10.1		11
Total current assets	197.9	128.5		179.9
Property and equipment, net	68.2	73.9		80.9
Goodwill	749.4	749.4		749.4
Other intangible assets, net	348.6	348.6		366
Deferred financing costs, net	49.3	53.2		68.5
Other assets	1.1	1.1		1.5
Investments in and advances to subsidiaries	2,881.2	2,946		3,038.7
Total assets	4,295.7	4,300.7		4,484.9
Accounts payable-trade	16.3	16.5		17.6
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		40		201
Deferred revenue	0	0		0
Accrued expenses	202.3	139.3		162.5
Total current liabilities	218.6	195.8		381.1
Debt	3,680.8	3,731		3,865
Deferred income taxes	186.5	188.1		199.3
Accrued interest	6.9	8		13
Other liabilities	44.4	46.7		39.8
Total long-term liabilities	3,918.6	3,973.8		4,117.1
Total shareholders' (deficit) equity	158.5	131.1		(13.3)
Total liabilities and shareholders' (deficit) equity	4,295.7	4,300.7		4,484.9
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	7.9	0	19.5	15.8	1.1	0.5
Accounts receivable, net of allowance for doubtful accounts	1,193	1,217.7		1,216
Merchandise inventory	354.1	313.2		318
Miscellaneous receivables	95.9	82		93.3
Deferred income taxes	4.6	5.5		5
Prepaid expenses and other	34.7	24.4		23.5
Total current assets	1,690.2	1,642.8		1,671.6
Property and equipment, net	63.4	66.2		70.6
Goodwill	1,428.5	1,428.5		1,428.4
Other intangible assets, net	1,087.2	1,121.7		1,261
Deferred financing costs, net	0	0		0
Other assets	0.1	0.4		1.4
Investments in and advances to subsidiaries	0	0		0
Total assets	4,269.4	4,259.6		4,433
Accounts payable-trade	591.1	500.3		503.7
Accounts payable-inventory financing	252.9	249.2		278.7
Current maturities of long-term debt		0		0
Deferred revenue	65.7	57.8		45.9
Accrued expenses	143.7	157.4		146.2
Total current liabilities	1,053.4	964.7		974.5
Debt	0	0		0
Deferred income taxes	426.1	440		496.9
Accrued interest	0	0		0
Other liabilities	3.8	4		4.3
Total long-term liabilities	429.9	444		501.2
Total shareholders' (deficit) equity	2,786.1	2,850.9		2,957.3
Total liabilities and shareholders' (deficit) equity	4,269.4	4,259.6		4,433
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	16.2	9.8	16.6	8.1	10	7
Accounts receivable, net of allowance for doubtful accounts	71.5	67.3		57
Merchandise inventory	4.3	1.4		3.7
Miscellaneous receivables	5.9	4.8		3
Deferred income taxes	(0.1)	(0.1)		0.1
Prepaid expenses and other	0.6	0.1		0.2
Total current assets	98.4	83.3		72.1
Property and equipment, net	2.4	2.6		2.8
Goodwill	30.6	31.4		30.6
Other intangible assets, net	7.8	8.2		9
Deferred financing costs, net	0	0		0
Other assets	0.6	0.6		0.1
Investments in and advances to subsidiaries	0	0		0
Total assets	139.8	126.1		114.6
Accounts payable-trade	35.1	21.7		22.6
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0.3	0		0
Accrued expenses	5.9	5.9		7.3
Total current liabilities	41.3	27.6		29.9
Debt	0	0		0
Deferred income taxes	1.7	1.7		1.8
Accrued interest	0	0		0
Other liabilities	1.7	1.7		1.5
Total long-term liabilities	3.4	3.4		3.3
Total shareholders' (deficit) equity	95.1	95.1		81.4
Total liabilities and shareholders' (deficit) equity	139.8	126.1		114.6
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	0	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Deferred financing costs, net	0	0		0
Other assets	0	0		0
Investments in and advances to subsidiaries	0	0		0
Total assets	0	0		0
Accounts payable-trade	0	0		0
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Debt	0	0		0
Deferred income taxes	0	0		0
Accrued interest	0	0		0
Other liabilities	0	0		0
Total long-term liabilities	0	0		0
Total shareholders' (deficit) equity	0	0		0
Total liabilities and shareholders' (deficit) equity	0	0		0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	(0.4)	(19.9)	(52.2)	(26.1)	(7.4)	(7.1)
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	(0.4)	(19.9)		(26.1)
Property and equipment, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Deferred financing costs, net	0	0		0
Other assets	(5.9)	(5.9)		(6)
Investments in and advances to subsidiaries	(3,039.7)	(3,077.1)		(3,025.4)
Total assets	(3,046)	(3,102.9)		(3,057.5)
Accounts payable-trade	(0.4)	(19.9)		(26.1)
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0	0		0
Accrued expenses	0	0		0
Total current liabilities	(0.4)	(19.9)		(26.1)
Debt	0	0		0
Deferred income taxes	(5.3)	(5.5)		(6)
Accrued interest	0	0		0
Other liabilities	(0.6)	(0.4)		0
Total long-term liabilities	(5.9)	(5.9)		(6)
Total shareholders' (deficit) equity	(3,039.7)	(3,077.1)		(3,025.4)
Total liabilities and shareholders' (deficit) equity	(3,046)	(3,102.9)		(3,057.5)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	147.1	37.9	36.5	99.9	36.6	88
Accounts receivable, net of allowance for doubtful accounts	1,264.5	1,285		1,273
Merchandise inventory	358.4	314.6		321.7
Miscellaneous receivables	151.5	148.5		143.6
Deferred income taxes	13.1	14.1		24.6
Prepaid expenses and other	51.5	34.6		34.7
Total current assets	1,986.1	1,834.7		1,897.5
Property and equipment, net	134	142.7		154.3
Goodwill	2,208.5	2,209.3		2,208.4
Other intangible assets, net	1,443.6	1,478.5		1,636
Deferred financing costs, net	49.3	53.2		68.5
Other assets	1.2	1.6		3
Investments in and advances to subsidiaries	0	0		0
Total assets	5,822.7	5,720		5,967.7
Accounts payable-trade	642.1	518.6		517.8
Accounts payable-inventory financing	252.9	249.2		278.7
Current maturities of long-term debt		40		201
Deferred revenue	66	57.8		45.9
Accrued expenses	351.9	302.6		316
Total current liabilities	1,312.9	1,168.2		1,359.4
Debt	3,680.8	3,731		3,865
Deferred income taxes	609	624.3		692
Accrued interest	6.9	8		13
Other liabilities	49.3	52		45.6
Total long-term liabilities	4,346	4,415.3		4,615.6
Total shareholders' (deficit) equity	163.8	136.5		(7.3)
Total liabilities and shareholders' (deficit) equity	$ 5,822.7	$ 5,720		$ 5,967.7

Supplemental Guarantor Information Consolidating Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Information [Line Items]
Net Sales	$ 2,411.7	$ 2,601	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2	$ 9,602.4	$ 8,801.2
Cost of sales	2,009.7				1,934.6					8,458.6	8,018.9	7,410.4
Gross Profit	402	425.4	432.7	426.9	384.6	412.3	420	400.8	350.4	1,669.6	1,583.5	1,390.8
Selling and administrative expenses	251.5				251.6					1,029.5	990.1	932.1
Advertising expense	30.4				29.4					129.5	122.7	106
Income (loss) from operations	120.1	130.9	139.7	136.4	103.6	111.1	139.7	128.2	91.7	510.6	470.7	352.7
Interest (expense) income, net	(72.1)				(78.9)					(307.4)	(324.2)	(391.9)
Net (loss) gain on extinguishments of long-term debt	(3.9)				(9.4)					(17.2)	(118.9)	2
Other income (expense), net	0.4				(0.2)					0.1	0.7	0.2
Income (loss) before income taxes	44.5				15.1					186.1	28.3	(37)
Income tax benefit (expense)	(16.2)				(4.2)					(67.1)	(11.2)	7.8
Net income (loss)	28.3	33.3	38	36.8	10.9	19	37.1	(34.8)	(4.2)	119	17.1	(29.2)
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	0				0					0	0	0
Advertising expense	0				0					0	0	0
Income (loss) from operations	0				0					0	0	0
Interest (expense) income, net	0				0					0	0	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	0				0					0	0
Other income (expense), net	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
(Loss) income before equity in earnings (loss) of subsidiaries	0				0					0	0	0
Equity in earnings (loss) of subsidiaries	28.3				10.9					119	17.1	(29.2)
Net income (loss)	28.3				10.9					119	17.1	(29.2)
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	25.7				25.8					103.7	111.7	110.8
Advertising expense	0				0					0	0	0
Income (loss) from operations	(25.7)				(25.8)					(103.7)	(111.7)	(110.8)
Interest (expense) income, net	(72.2)				(79.2)					(308)	(324.5)	(393.2)
Net (loss) gain on extinguishments of long-term debt	(3.9)				(9.4)					(17.2)	(118.9)	(7.9)
Management fee	0.9				1.4					3.8	9.2
Other income (expense), net	0				(0.3)					0	0.4	8.6
Income (loss) before income taxes	(100.9)				(113.3)					(425.1)	(545.5)	(503.3)
Income tax benefit (expense)	37.7				48.8					210.6	215.1	125.5
(Loss) income before equity in earnings (loss) of subsidiaries	(63.2)				(64.5)					(214.5)	(330.4)	(377.8)
Equity in earnings (loss) of subsidiaries	91.5				75.4					333.5	347.5	348.6
Net income (loss)	28.3				10.9					119	17.1	(29.2)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	2,289.8				2,213					9,683	9,222.4	8,504.7
Cost of sales	1,902.1				1,842					8,071.5	7,688.8	7,152.3
Gross Profit	387.7				371					1,611.5	1,533.6	1,352.4
Selling and administrative expenses	216.7				217.2					891.6	849.2	798.3
Advertising expense	29.6				28.6					125.1	119	102.5
Income (loss) from operations	141.4				125.2					594.8	565.4	451.6
Interest (expense) income, net	0				0.3					0.4	0.2	1.3
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	9.9
Management fee	0				0					0	0
Other income (expense), net	0.3				0.1					0.2	0.5	(8.2)
Income (loss) before income taxes	141.7				125.6					595.4	566.1	454.6
Income tax benefit (expense)	(53)				(52.2)					(272.6)	(222.4)	(115.7)
(Loss) income before equity in earnings (loss) of subsidiaries	88.7				73.4					322.8	343.7	338.9
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	88.7				73.4					322.8	343.7	338.9
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	121.9				106.2					445.2	380	296.5
Cost of sales	107.6				92.6					387.1	330.1	258.1
Gross Profit	14.3				13.6					58.1	49.9	38.4
Selling and administrative expenses	9.1				8.6					34.2	29.2	23
Advertising expense	0.8				0.8					4.4	3.7	3.5
Income (loss) from operations	4.4				4.2					19.5	17	11.9
Interest (expense) income, net	0.1				0					0.2	0.1	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	(0.9)				(1.4)					(3.8)	(9.2)
Other income (expense), net	0.1				0					(0.1)	(0.2)	(0.2)
Income (loss) before income taxes	3.7				2.8					15.8	7.7	11.7
Income tax benefit (expense)	(0.9)				(0.8)					(5.1)	(3.9)	(2)
(Loss) income before equity in earnings (loss) of subsidiaries	2.8				2					10.7	3.8	9.7
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	2.8				2					10.7	3.8	9.7
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	0				0					0	0	0
Advertising expense	0				0					0	0	0
Income (loss) from operations	0				0					0	0	0
Interest (expense) income, net	0				0					0	0	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	0				0					0	0
Other income (expense), net	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
(Loss) income before equity in earnings (loss) of subsidiaries	0				0					0	0	0
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	0				0					0	0	0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	0				0					0	0	0
Cost of sales	0				0					0	0	0
Gross Profit	0				0					0	0	0
Selling and administrative expenses	0				0					0	0	0
Advertising expense	0				0					0	0	0
Income (loss) from operations	0				0					0	0	0
Interest (expense) income, net	0				0					0	0	0
Net (loss) gain on extinguishments of long-term debt	0				0					0	0	0
Management fee	0				0					0	0
Other income (expense), net	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
(Loss) income before equity in earnings (loss) of subsidiaries	0				0					0	0	0
Equity in earnings (loss) of subsidiaries	(119.8)				(86.3)					(452.5)	(364.6)	(319.4)
Net income (loss)	(119.8)				(86.3)					(452.5)	(364.6)	(319.4)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Net Sales	2,411.7				2,319.2					10,128.2	9,602.4	8,801.2
Cost of sales	2,009.7				1,934.6					8,458.6	8,018.9	7,410.4
Gross Profit	402				384.6					1,669.6	1,583.5	1,390.8
Selling and administrative expenses	251.5				251.6					1,029.5	990.1	932.1
Advertising expense	30.4				29.4					129.5	122.7	106
Income (loss) from operations	120.1				103.6					510.6	470.7	352.7
Interest (expense) income, net	(72.1)				(78.9)					(307.4)	(324.2)	(391.9)
Net (loss) gain on extinguishments of long-term debt	(3.9)				(9.4)					(17.2)	(118.9)	2
Management fee	0				0					0	0
Other income (expense), net	0.4				(0.2)					0.1	0.7	0.2
Income (loss) before income taxes	44.5				15.1					186.1	28.3	(37)
Income tax benefit (expense)	(16.2)				(4.2)					(67.1)	(11.2)	7.8
(Loss) income before equity in earnings (loss) of subsidiaries	28.3				10.9					119	17.1	(29.2)
Equity in earnings (loss) of subsidiaries	0				0					0	0	0
Net income (loss)	$ 28.3				$ 10.9					$ 119	$ 17.1	$ (29.2)

Supplemental Guarantor Information Condensed Consolidated Statements of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 25.9	$ 12.8	$ 121.5	$ 17.2	$ (10.1)
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	25.9	12.8	121.5	17.2	(10.1)
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	25.9	12.8	121.5	17.2	(10.1)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	88.7	73.4	322.8	343.7	338.9
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	0.4	3.8	13.2	2	13.6
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	0	0	0	0	0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(115)	(90)	(457.5)	(362.9)	(342.4)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 25.9	$ 12.8	$ 121.5	$ 17.2	$ (10.1)

Supplemental Guarantor Information Condensed Consolidating Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	$ 208	$ 223	$ 317.4	$ 214.7	$ 423.7
Capital expenditures	(8.8)	(8.3)	(41.4)	(45.7)	(41.5)
Payments for Hedge, Investing Activities			0	6.6	78.2
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Net cash used in investing activities	(8.8)	(8.3)	(41.7)	(56)	(125.4)
Proceeds from borrowings under revolving credit facility	0	148	289	1,295	770.8
Repayments of borrowings under revolving credit facility	0	(148)	(289)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40)	(201)	(201)	(132)	(16.5)
Proceeds from issuance of long-term debt	0	135.7	135.7	1,175	500
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175)	(518.6)
Payments of debt financing costs	0	(1.9)	(2.1)	(26.3)	(14.3)
Net change in accounts payable-inventory financing	3.7	(74)	(29.5)	250.5	3.2
Net cash provided by (used in) financing activities	(89.5)	(278.4)	(338)	(95.4)	(350.1)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	109.2	(63.4)	(62)	63.3	(51.4)
Cash and cash equivalents - beginning of period	37.9	99.9	99.9	36.6	88
Cash and cash equivalents - end of period	147.1	36.5	37.9	99.9	36.6
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures	0	0	0	0	0
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	0	0	0	0
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents - beginning of period	0	0	0	0	0
Cash and cash equivalents - end of period	0	0	0	0	0
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	9.7	(10)	(204.3)	(93.8)	(245.6)
Capital expenditures	(7.8)	(2.8)	(27)	(33.4)	(31.4)
Payments for Hedge, Investing Activities				6.6	78.2
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Other investing activities					0.2
Net cash used in investing activities	(7.8)	(2.8)	(27.3)	(43.7)	(115.3)
Proceeds from borrowings under revolving credit facility		148	289	1,295	770.8
Repayments of borrowings under revolving credit facility		(148)	(289)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40)	(201)	(201)	(132)	(16.5)
Proceeds from issuance of long-term debt		135.7	135.7	1,175	500
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175)	(500)
Payments of debt financing costs			(2.1)	(26.3)	(14.3)
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	166.7	167.7	486	552.6	640.8
Other financing activities	(0.1)	(2.2)	2.1	0.6	(0.5)
Net cash provided by (used in) financing activities	73.5	(36.7)	177.5	206.7	306.2
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	75.4	(49.5)	(54.1)	69.2	(54.7)
Cash and cash equivalents - beginning of period	48	102.1	102.1	32.9	87.6
Cash and cash equivalents - end of period	123.4	52.6	48	102.1	32.9
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	171.7	250.9	514.2	327.5	665.2
Capital expenditures	(1)	(5.4)	(14)	(10.6)	(9.9)
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	(1)	(5.4)	(14)	(10.6)	(9.9)
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	(18.6)
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	3.7	(74)	(29.5)	250.5	3.2
Advances to (from) affiliates	(166.5)	(167.8)	(486.5)	(552.7)	(639.2)
Other financing activities	0	0	0	0	(0.1)
Net cash provided by (used in) financing activities	(162.8)	(241.8)	(516)	(302.2)	(654.7)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	7.9	3.7	(15.8)	14.7	0.6
Cash and cash equivalents - beginning of period	0	15.8	15.8	1.1	0.5
Cash and cash equivalents - end of period	7.9	19.5	0	15.8	1.1
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	7.1	8.2	1.3	(0.3)	4.4
Capital expenditures	0	(0.1)	(0.4)	(1.7)	(0.2)
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	(0.1)	(0.4)	(1.7)	(0.2)
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	(0.2)	0.1	0.5	0.1	(1.6)
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	(0.2)	0.1	0.5	0.1	(1.6)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	6.4	8.5	1.7	(1.9)	3
Cash and cash equivalents - beginning of period	9.8	8.1	8.1	10	7
Cash and cash equivalents - end of period	16.2	16.6	9.8	8.1	10
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures	0	0	0	0	0
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	0	0	0	0
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents - beginning of period	0	0	0	0	0
Cash and cash equivalents - end of period	0	0	0	0	0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	19.5	(26.1)	6.2	(18.7)	(0.3)
Capital expenditures	0	0	0	0	0
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	0	0	0	0
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	19.5	(26.1)	6.2	(18.7)	(0.3)
Cash and cash equivalents - beginning of period	(19.9)	(26.1)	(26.1)	(7.4)	(7.1)
Cash and cash equivalents - end of period	(0.4)	(52.2)	(19.9)	(26.1)	(7.4)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	208	223	317.4	214.7	423.7
Capital expenditures	(8.8)	(8.3)	(41.4)	(45.7)	(41.5)
Payments for Hedge, Investing Activities				6.6	78.2
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Other investing activities					0.2
Net cash used in investing activities	(8.8)	(8.3)	(41.7)	(56)	(125.4)
Proceeds from borrowings under revolving credit facility		148	289	1,295	770.8
Repayments of borrowings under revolving credit facility		(148)	(289)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40)	(201)	(201)	(132)	(16.5)
Proceeds from issuance of long-term debt		135.7	135.7	1,175	500
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175)	(518.6)
Payments of debt financing costs			(2.1)	(26.3)	(14.3)
Net change in accounts payable-inventory financing	3.7	(74)	(29.5)	250.5	3.2
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	(0.1)	(2.2)	2.1	0.6	(0.6)
Net cash provided by (used in) financing activities	(89.5)	(278.4)	(338)	(95.4)	(350.1)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	109.2	(63.4)	(62)	63.3	(51.4)
Cash and cash equivalents - beginning of period	37.9	99.9	99.9	36.6	88
Cash and cash equivalents - end of period	$ 147.1	$ 36.5	$ 37.9	$ 99.9	$ 36.6

Selected Quarterly Financial Results (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 2,411.7	$ 2,601	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2	$ 9,602.4	$ 8,801.2
Gross Profit	402	425.4	432.7	426.9	384.6	412.3	420	400.8	350.4	1,669.6	1,583.5	1,390.8
Income (loss) from operations	120.1	130.9	139.7	136.4	103.6	111.1	139.7	128.2	91.7	510.6	470.7	352.7
Net income (loss)	28.3	33.3	38	36.8	10.9	19	37.1	(34.8)	(4.2)	119	17.1	(29.2)
Corporate [Member]
Net Sales	1,403.9	1,442.8	1,312.8	1,394.4	1,362.8	1,386.4	1,330.3	1,338.4	1,279.3	5,512.8	5,334.4	4,833.6
Income (loss) from operations	94.1				84.8					349	331.6	256.2
Corporate [Member] | Medium/Large [Member]
Net Sales		1,178.5	1,055.7	1,124.7	1,089.6	1,118.6	1,070.6	1,075	1,022.9
Corporate [Member] | Small Business [Member]
Net Sales		264.3	257.1	269.7	273.2	267.8	259.7	263.4	256.4
Public [Member]
Net Sales	846.8	1,001.3	1,163.7	1,040.4	817.6	959	1,123.1	951.2	723.9	4,023	3,757.2	3,560.6
Income (loss) from operations	45.6				42.1					246.7	233.3	193
Public [Member] | Government [Member]
Net Sales		404.9	408.6	318	262.6	427.4	388.1	296.1	231.9
Public [Member] | Education [Member]
Net Sales		226.4	394.7	349.5	221.7	224.1	415.7	343.3	214.6
Public [Member] | Healthcare [Member]
Net Sales		370	360.4	372.9	333.3	307.5	319.3	311.8	277.4
Other [Member]
Net Sales	161	156.9	146.8	149.9	138.8	133.9	128	122.5	126.4	592.4	510.8	407
Income (loss) from operations	$ 6.1				$ 2.5					$ 18.6	$ 17.5	$ 14.3

Subsequent Events (Details) (USD $)	3 Months Ended			12 Months Ended				1 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 06, 2013	Apr. 30, 2013 New Term Loan Facility [Member]	Apr. 29, 2013 New Term Loan Facility [Member]	Jan. 31, 2013 Term Loan [Member]	Mar. 31, 2011 Term Loan [Member]	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2013 Term Loan [Member]	Mar. 31, 2013 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2010 Subordinated Debt [Member]	Mar. 08, 2013 Subordinated Debt [Member]	Dec. 21, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]	Mar. 10, 2010 Subordinated Debt [Member]	May 31, 2013 Senior secured notes due 2018 [Member]	Mar. 31, 2013 Senior secured notes due 2018 [Member]	Dec. 31, 2012 Senior secured notes due 2018 [Member]	Dec. 31, 2011 Senior secured notes due 2018 [Member]	Apr. 29, 2013 Minimum [Member] LIBOR [Member] New Term Loan Facility [Member]	Apr. 29, 2013 Maximum [Member] LIBOR [Member] New Term Loan Facility [Member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt		$ 0	$ 135,700,000	$ 135,700,000	$ 1,175,000,000	$ 500,000,000		$ 1,350,000,000
Term Loan, Repayments										40,000,000	132,000,000		201,000,000
Senior Subordinated Notes, Amount Repurchased																			50,000,000	100,000,000		28,500,000
Premium, percentage of par value																			106.27%	106.27%			108.00%
Gains (Losses) on Extinguishment of Debt		3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)						10,300,000		3,200,000		3,900,000	7,800,000	(9,200,000)
Debt instrument, repurchase of face amount subject to completion of IPO																							175,000,000
Debt, long-term and short-term				3,766,000,000									1,339,500,000	1,540,500,000	1,299,500,000	571,500,000	621,500,000				721,500,000			500,000,000	500,000,000	500,000,000
Discount, percent of par									99.75%
Variable Interest Rate Margin																											2.25%	2.50%
Reference Interest Rate Floor																											1.00%
Quarterly amortization payment of original principal, Percent									0.25%
Extinguishment of Debt, Fees Paid to Lenders																			3,100,000	6,300,000
Accrued interest paid to lenders																			2,500,000	2,300,000
Write off of Unamortized Deferred Financing Costs				$ (3,000,000)	$ (21,800,000)											$ 800,000	$ 1,500,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	143.0299613
Common Stock, Par Value		$ 0.01		$ 0.01	$ 0.01		$ 0.01

Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 5.4	$ 5	$ 6.3
Charged to Costs and Expenses	3.9	3.6	1.2
Deductions	(3.9)	(3.2)	(2.5)
Balance at End of Period	5.4	5.4	5
Reserve for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4.5	3.2	2.9
Charged to Costs and Expenses	33.2	32	29.4
Deductions	(33.3)	(30.7)	(29.1)
Balance at End of Period	$ 4.4	$ 4.5	$ 3.2